-------------------------------------------------------------------------------
-------------------------------------------------------------------------------


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                   FORM N-1A

     REGISTRATION STATEMENT (NO. 33-6001) UNDER THE SECURITIES ACT OF 1933


                           PRE-EFFECTIVE AMENDMENT NO.
                        POST-EFFECTIVE AMENDMENT NO. 27

                                      AND


        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                AMENDMENT NO. 29




                           VANGUARD BOND INDEX FUNDS
        (EXACT NAME OF REGISTRANT AS SPECIFIED IN DECLARATION OF TRUST)

                     P.O. BOX 2600, VALLEY FORGE, PA 19482
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)

                  REGISTRANT'S TELEPHONE NUMBER (610) 669-1000

                           R. GREGORY BARTON, ESQUIRE
                                  P.O. BOX 876
                             VALLEY FORGE, PA 19482

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
  AS SOON AS PRACTICABLE AFTER THIS REGISTRATION STATEMENT BECOMES EFFECTIVE.


               IT IS PROPOSED THAT THIS FILING BECOME EFFECTIVE:
            ON APRIL 28, 2000 PURSUANT TO PARAGRAPH (B) OF RULE 485.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

VANGUARD(R)
BOND INDEX FUNDS


Prospectus
April 28, 2000

This prospectus contains
financial data for the
Funds through the
fiscal year ended
December 31, 1999.


VANGUARD TOTAL BOND
MARKET INDEX FUND

VANGUARD SHORT-TERM
BOND INDEX FUND

VANGUARD INTERMEDIATE-
TERM BOND INDEX FUND

VANGUARD LONG-TERM
BOND INDEX FUND



[MEMBERS OF
THE VANGUARD GROUP LOGO]

VANGUARD BOND INDEX FUNDS
Prospectus
April 28, 2000


A Group of Bond Index Mutual Funds


---------------------------------------------------------------------------------------------------
 CONTENTS
  1 AN INTRODUCTION TO INDEX FUNDS                          22 DIVIDENDS, CAPITAL GAINS, AND TAXES

  2 FUND PROFILES                                           24 SHARE PRICE


   2 Vanguard Total Bond Market Index                       25 FINANCIAL HIGHLIGHTS
     Fund
                                                            28 INVESTING WITH VANGUARD
   5 Vanguard Short-Term Bond Index
     Fund                                                         28 Services and Account Features

   8 Vanguard Intermediate-Term Bond                              29 Types of Accounts
     Index Fund
                                                                  30 Buying Shares
  11 Vanguard Long-Term Bond Index
     Fund                                                         32 Redeeming Shares

  14 MORE ON THE FUNDS                                            36 Transferring Registration

  21 THE FUNDS AND VANGUARD                                       37 Fund and Account Updates

  21 INVESTMENT ADVISER                                     GLOSSARY (inside back cover)
---------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
WHY READING THIS PROSPECTUS IS IMPORTANT

This prospectus explains the objective, risks, and strategies of each of the Vanguard Bond Index Funds. To highlight terms and concepts important to mutual fund investors, we have provided ''Plain Talk (R)'' explanations along the way. Reading the prospectus will help you to decide which Funds, if any, are the right investments for you. We suggest that you keep it for future reference.
-------------------------------------------------------------------------------



--------------------------------------------------------------------------------
IMPORTANT NOTE

The Total Bond Market Index Fund offers two separate classes of shares: Investor and Institutional. This prospectus offers the Fund's Investor Shares, which have an investment minimum of $3,000 ($1,000 for IRAs) and are intended for individual investors. Please call Vanguard's Institutional Investor Group at 1-800-523-1036 to obtain a separate prospectus that offers the Fund's Institutional Shares, which have an investment minimum of $10 million and generally are not available to investors who require special employee benefit plan services
     The Fund's separate share classes have different expenses; as a result, their investment performances will vary. UNLESS OTHERWISE NOTED, ALL REFERENCES IN THIS PROSPECTUS TO FEES, EXPENSES, AND INVESTMENT PERFORMANCE RELATE SPECIFICALLY TO INVESTOR SHARES.
-------------------------------------------------------------------------------




NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INTRODUCTION TO INDEX FUNDS


WHAT IS INDEXING?

An index is an unmanaged group of securities whose overall performance is used as a standard to measure the investment performance of a particular market. An index (or "passively managed") fund tries to match, as closely as possible, the performance of an established target index. The fund does this by holding either all or a representative sample of the securities in the index. KEEP IN MIND THAT AN INDEX FUND HAS OPERATING EXPENSES AND TRANSACTION COSTS; A MARKET INDEX DOES NOT. THEREFORE, AN INDEX FUND--WHILE EXPECTED TO TRACK ITS TARGET INDEX AS CLOSELY AS POSSIBLE--WILL TYPICALLY BE UNABLE TO MATCH THE PERFORMANCE OF THE INDEX EXACTLY.

     Bond index funds may seek to track indexes that hold a certain type of bond--such as short-term or long-term bonds--or they may seek to track indexes that consist of a broader range of bonds--for example, the entire U.S. bond market.
     Index funds do not have active managers, who buy and sell securities based on research and analysis. Rather, index funds are passively managed. To the extent they invest in securities that are not in the index, they may be viewed as enhanced or actively managed. The more the securities outside the index are like those inside the index (e.g., for bond funds in terms of sector, credit quality, etc.), the more likely that the funds will track their target index.


WHAT INDEX FUNDS DOES VANGUARD OFFER?
Vanguard offers a variety of stock (both U.S. and international), bond, and balanced index funds. This prospectus provides information about Vanguard's Bond Index Funds. There are four such funds, each of which seeks to track a different segment of the U.S. bond market:


     ----------------------------------------------------------------
     FUND                                              SEEKS TO TRACK
     ----------------------------------------------------------------
     Vanguard Total Bond Market Index         The overall bond market
     Vanguard Short-Term Bond Index                  Short-term bonds
     Vanguard Intermediate-Term Bond Index    Intermediate-term bonds
     Vanguard Long-Term Bond Index                    Long-term bonds
     ----------------------------------------------------------------

     This prospectus contains profiles that summarize key features of each Fund. Following the profiles, there is important additional information about the Funds.

2

FUND PROFILE--VANGUARD(R) TOTAL BOND MARKET
INDEX FUND

The following profile summarizes key features of Vanguard Total Bond Market Index Fund.

INVESTMENT OBJECTIVE
The Fund seeks to match the performance of a broad, market-weighted bond index.

INVESTMENT STRATEGIES
The Fund employs a "passively managed"--or index--investment approach, by holding a mix of bonds that seeks to match the performance of the Lehman Brothers Aggregate Bond Index. This Index measures the total universe of public investment-grade fixed-income securities in the U.S.--including government, corporate, mortgage-backed, asset-backed, and international dollar-denominated bonds, all with maturities of over 1 year.

     The Fund invests at least 80% of its total assets in bonds represented in the Index. The remainder of its assets may be invested outside the Index, in bonds whose characteristics and risks--including maturity, credit quality, and issuer type--are similar to those in the Index. To the extent that the Fund invests outside the Index, it may employ active management strategies. The Index and non-Index securities, in combination, will have characteristics and risks similar to the Index. The Fund maintains a dollar-weighted average maturity of between 5 and 10 years. For more information about passive management, see "Indexing Methods" under MORE ON THE FUNDS.


PRIMARY RISKS
The Fund is subject to several risks, any of which could cause investors to lose money. These include:


- Interest rate risk, which is the chance that bond prices overall will decline over short or even long periods due to rising interest rates. Interest rate risk should be least for shorter-term bond funds, and greatest for longer-term bond funds.
- Income risk, which is the chance that falling interest rates will cause the Fund's income to decline. Income risk is generally higher for short-term bond funds, and lower for long-term bond funds.
- Credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, reducing the Fund's return. Credit risk should be low for the Fund.
- Prepayment risk, which is the chance that during periods of falling interest rates, a mortgage-backed bond issuer will repay a higher-yielding bond before its maturity date because the underlying mortgages have been paid off ahead of schedule. If this were to occur, the Fund would lose the opportunity for additional price appreciation, and would be forced to reinvest the unanticipated proceeds at lower interest rates. As a result, the Fund would experience a decline in income.
- Index sampling risk, which is the chance that the securities selected for the Fund do not provide investment performance matching that of the Index. Index sampling risk for the Fund should be low.


PERFORMANCE/RISK INFORMATION
The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows the Fund's performance in each calendar

                                                                               3
year over a ten-year period. The table shows how the Fund's average annual total returns for one, five, and ten calendar

              ----------------------------------------------------
                              ANNUAL TOTAL RETURNS*
              ----------------------------------------------------
                              1990           8.65%
                              1991          15.25%
                              1992           7.14%
                              1993           9.68%
                              1994          -2.66%
                              1995          18.18%
                              1996           3.58%
                              1997           9.44%
                              1998           8.58%
                              1999          -0.76%
              ----------------------------------------------------
              *Total return figures do not reflect the annual
               account maintenance fee of $10.
              ----------------------------------------------------



     During the period shown in the bar chart, the highest return for a calendar quarter was 6.01% (quarter ended June 30, 1995) and the lowest return for a quarter was -2.71% (quarter ended March 31, 1994).


      -------------------------------------------------------------------------
          AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1999
      -------------------------------------------------------------------------
                                               1 YEAR    5 YEARS     10 YEARS
      -------------------------------------------------------------------------
      Vanguard Total Bond Market Index Fund*  -0.76%     7.62%         7.54%
      Lehman Brothers Aggregate Bond Index    -0.82      7.73          7.70
      -------------------------------------------------------------------------
       *Total return figures do not reflect the annual account maintenance fee of $10.
      -------------------------------------------------------------------------


FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended December 31, 1999.


      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                         None*
      Sales Charge (Load) Imposed on Reinvested Dividends:              None
      Redemption Fee:                                                   None
      Exchange Fee:                                                     None
      Account Maintenance Fee (for accounts under $10,000):  $2.50/quarter**

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                              0.17%
      12b-1 Distribution Fee:                                           None
      Other Expenses:                                                   0.03%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                            0.20%

     *A portfolio transaction fee of 0.18% may apply to aggregate purchases over $250 million by a single investor.

     **Vanguard will deduct an account maintenance fee from your dividends four times per year. If your dividend that month is less than the fee, fractional shares will be automatically redeemed to make up the difference.

4

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.



               -------------------------------------------------
               1 YEAR      3 YEARS    5 YEARS      10 YEARS
               -------------------------------------------------
                $20          $64        $113         $255
               -------------------------------------------------


     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS               MINIMUM INITIAL INVESTMENT
Dividends are declared daily and          $3,000; $1,000 for IRAs and custodial
distributed on the first business day of  accounts
each month; capital gains, if any, are    for minors
distributed annually in December
                                          NEWSPAPER ABBREVIATION
INVESTMENT ADVISER                        TotBd
The Vanguard Group, Valley Forge, Pa.,
since inception                           VANGUARD FUND NUMBER
                                          084

INCEPTION DATE                            CUSIP NUMBER
December 11, 1986                         921937108

NET ASSETS (ALL SHARE CLASSES) AS OF      TICKER SYMBOL
DECEMBER 31, 1999                         VBMFX
$12.68 billion

SUITABLE FOR IRAS
Yes
--------------------------------------------------------------------------------

FUND PROFILE--VANGUARD (R) SHORT-TERM BOND
INDEX FUND

The following profile summarizes key features of Vanguard Short-Term Bond Index Fund.

INVESTMENT OBJECTIVE
The Fund seeks to match the performance of a market-weighted bond index with a short-term dollar-weighted average maturity.

INVESTMENT STRATEGIES
     The Fund employs a "passively managed"--or index--investment approach, by holding a sample of bonds that seeks to match the performance of the Lehman Brothers 1-5 Year Government/Corporate Bond Index. This Index is made up of all U.S. government, investment-grade corporate, and international dollar-denominated bonds, all with maturities between 1 and 5 years.
     The Fund invests at least 65% of its total assets in bonds represented in the Index. The remainder of its assets may be invested outside the Index, in bonds whose characteristics--including maturity, credit quality, and issuer type--are similar to those of the Index. To the extent that the Fund invests outside the Index, it may employ active management strategies. The Index and non-Index securities, in combination, will have characteristics and risks similar to the Index. The Fund maintains a dollar-weighted average maturity of between 1 and 5 years. For more information about passive management, see "Indexing Methods" under MORE ON THE FUNDS.

PRIMARY RISKS
The Fund is subject to several risks, any of which could cause investors to lose money. These include:


- Interest rate risk, which is the chance that bond prices overall will decline over short or even long periods due to rising interest rates. Interest rate risk should be low for short-term bond funds.
- Income risk, which is the chance that falling interest rates will cause the Fund's income to decline. Income risk is generally higher for short-term bond funds than for long-term bond funds.
- Credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, reducing the Fund's return. Credit risk should be low for the Fund.
- Index sampling risk, which is the chance that the securities selected for the Fund do not provide investment performance matching that of the Index. Index sampling risk for the Fund should be low.



PERFORMANCE/RISK INFORMATION
The following bar chart and table provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year since inception. The table shows how the Fund's average annual total returns for one and five calendar years and since inception compare with those of a market-weighted short-term bond index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

              ----------------------------------------------------
                              ANNUAL TOTAL RETURNS*
              ----------------------------------------------------
                              1995          12.88%
                              1996           4.55%
                              1997           7.04%
                              1998           7.63%
                              1999           2.08%
              ----------------------------------------------------
              *Total return figures do not reflect the annual
               account maintenance fee of $10.
              ----------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was 3.96% (quarter ended March 31, 1995) and the lowest return for a quarter was -0.29% (quarter ended June 30, 1994).



      -------------------------------------------------------------------------
          AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1999
      -------------------------------------------------------------------------
                                                                      SINCE
                                              1 YEAR   5 YEARS     INCEPTION*
      -------------------------------------------------------------------------
      Vanguard Short-Term Bond Index Fund**    2.08%    6.77%         5.71%
      Lehman Brothers 1-5 Year Government/
         Corporate Index                       2.09     6.82          5.78
      -------------------------------------------------------------------------
       * March 1, 1994.
       **Total return figures do not reflect the annual account maintenance fee of $10.
      -------------------------------------------------------------------------




FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended December 31, 1999.



      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                         None*
      Sales Charge (Load) Imposed on Reinvested Dividends:              None
      Redemption Fee:                                                   None
      Exchange Fee:                                                     None
      Account Maintenance Fee (for accounts under $10,000):    $2.50/quarter**


      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                              0.17%
      12b-1 Distribution Fee:                                            None
      Other Expenses:                                                   0.03%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                            0.20%


    * A portfolio transaction fee of 0.15% may apply to aggregate purchases over $50 million by a single investor.
    **Vanguard will deduct an account maintenance fee from your dividends four times per year. If your dividend that month is less than the fee, fractional shares will be automatically redeemed to make up the difference.

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypotheticalexpenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.



               -------------------------------------------------
                 1 YEAR      3 YEARS    5 YEARS      10 YEARS
               -------------------------------------------------
                   $20         $64       $113          $255
               -------------------------------------------------


     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS               MINIMUM INITIAL INVESTMENT
Dividends are declared daily and          $3,000; $1,000 for IRAs and custodial
distributed on the first business day of  accounts
each month; capital gains, if any, are    for minors
distributed annually in December
                                          NEWSPAPER ABBREVIATION
INVESTMENT ADVISER                        STBond
The Vanguard Group, Valley Forge, Pa.,
since inception                           VANGUARD FUND NUMBER
                                          132

INCEPTION DATE                            CUSIP NUMBER
March 1, 1994                             921937207

NET ASSETS AS OF DECEMBER 31, 1999        TICKER SYMBOL
$1.16 billion                             VBISX

SUITABLE FOR IRAS
Yes
--------------------------------------------------------------------------------

FUND PROFILE--VANGUARD(R) INTERMEDIATE-TERM BOND INDEX FUND

The following profile summarizes key features of Vanguard Intermediate-Term Bond Index Fund.

INVESTMENT OBJECTIVE
The Fund seeks to match the performance of a market-weighted bond index with an intermediate-term dollar-weighted average maturity.

INVESTMENT STRATEGIES
The Fund employs a "passively managed"--or index--investment approach, by holding a sample of bonds that seeks to match the performance of the Lehman Brothers 5-10 Year Government/Corporate Bond Index. This Index includes all U.S. government, investment-grade corporate, and international dollar-denominated bonds, all with maturities between 5 and 10 years.
     The Fund invests at least 65% of its total assets in bonds represented in the Index. The remainder of its assets may be invested outside the Index, in bonds whose characteristics and risks--including maturity, credit quality, and issuer type--are similar to those of the Index. To the extent the Fund invests outside the Index, it may employ active management strategies. The Index and non-Index securities, in combination, will have characteristics and risks similar to the Index. The Fund maintains a dollar-weighted average maturity of between 5 and 10 years. For more information about passive management, see "Indexing Methods" under MORE ON THE FUNDS.

PRIMARY RISKS
The Fund is subject to several risks, any of which could cause investors to lose money. These include:
- Interest rate risk, which is the chance that bond prices overall will decline over short or even long periods due to rising interest rates. Interest rate risk should be moderate for intermediate-term bond funds.
- Income risk, which is the chance that falling interest rates will cause the Fund's income to decline. Income risk should be moderate for intermediate-term bond funds.
- Credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, reducing the Fund's return. Credit risk should be low for the Fund.
- Index sampling risk, which is the chance that the securities selected for the Fund do not provide investment performance matching that of the Index. Index sampling risk for the Fund should be low.



PERFORMANCE/RISK INFORMATION
The following bar chart and table provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year since inception. The table shows how the Fund's average annual total returns for one and five calendar years and since inception compare with those of a market-weighted intermediate-term bond index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

               ----------------------------------------------------
                              ANNUAL TOTAL RETURNS*
              ----------------------------------------------------
                              1995          21.07%
                              1996           2.55%
                              1997           9.41%
                              1998          10.09%
                              1999          -3.00%
              ----------------------------------------------------
              *Total return figures do not reflect the annual
               account maintenance fee of $10.
              ----------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was 7.37% (quarter ended June 30, 1995) and the lowest return for a quarter was -2.52% (quarter ended March 31, 1996).



      -------------------------------------------------------------------------
          AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1999
      -------------------------------------------------------------------------
                                                                      SINCE
                                              1 YEAR   5 YEARS     INCEPTION*
      -------------------------------------------------------------------------
      Vanguard Intermediate-Term Bond Index
          Fund**                              -3.00%    7.72%        6.05%
      Lehman Brothers 5-10 Year Government/
          Corporate Index                     -2.88     7.86         6.15
      -------------------------------------------------------------------------
       * March 1, 1994.
       **Total return figures do not reflect the annual account maintenance fee of $10.
      -------------------------------------------------------------------------



FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended December 31, 1999.



      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                          None*
      Sales Charge (Load) Imposed on Reinvested Dividends:               None
      Redemption Fee:                                                    None
      Exchange Fee:                                                      None
      Account Maintenance Fee (for accounts under $10,000):     $2.50/quarter**

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                              0.17%
      12b-1 Distribution Fee:                                            None
      Other Expenses:                                                   0.03%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                            0.20%


    *A portfolio transaction fee of 0.23% may apply to aggregate purchases over $50 million by a single investor.
    **Vanguard will deduct an account maintenance fee from your dividends four times per year. If your dividend that month is less than the fee, fractional shares will be automatically redeemed to make up the difference.

10

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.



               -------------------------------------------------
                1 YEAR      3 YEARS    5 YEARS      10 YEARS
               -------------------------------------------------
                  $20         $64       $113         $255
               -------------------------------------------------


     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS               MINIMUM INITIAL INVESTMENT
Dividends are declared daily and          $3,000; $1,000 for IRAs and custodial
distributed on the first business day of  accounts
each month; capital gains, if any, are    for minors
distributed annually in December
                                          NEWSPAPER ABBREVIATION
INVESTMENT ADVISER                        ITBond
The Vanguard Group, Valley Forge, Pa.,
                                          VANGUARD FUND NUMBER
since inception                           314

INCEPTION DATE                            CUSIP NUMBER
March 1, 1994                             921937306

NET ASSETS AS OF DECEMBER 31, 1999        TICKER SYMBOL
$1.45 billion                             VBIIX

SUITABLE FOR IRAS
Yes
--------------------------------------------------------------------------------

FUND PROFILE--VANGUARD(R) LONG-TERM BOND INDEX FUND

The following profile summarizes key features of Vanguard Long-Term Bond Index Fund.

INVESTMENT OBJECTIVE
The Fund seeks to match the performance of a market-weighted bond index with a long-term dollar-weighted average maturity.

INVESTMENT STRATEGIES
The Fund employs a "passively managed"--or index--investment approach, by holding a sample of bonds that seeks to match the performance of the Lehman Brothers Long Government/Corporate Bond Index. This Index is made up of all U.S. government, investment-grade corporate, and international dollar-denominated bonds, all with maturities greater than 10 years.
     The Fund invests at least 65% of its total assets in bonds represented in the Index. The remainder of its assets may be invested outside the Index, in bonds whose characteristics--including maturity, credit quality, and issuer type--are similar to those of the Index. To the extent that the Fund invests outside the Index, it may employ active management strategies. The Index and non-Index securities, in combination, will have characteristics and risks similar to the Index. The Fund maintains a dollar-weighted average maturity of between 20 and 30 years. For more information about passive management, see "Indexing Methods" under MORE ON THE FUNDS.

PRIMARY RISKS
The Fund is subject to several risks, any of which could cause investors to lose money. These include:


- Interest rate risk, which is the chance that bond prices overall will decline over short or even long periods due to rising interest rates. Interest rate risk is generally high for long-term bond funds.
- Income risk, which is the chance that falling interest rates will cause the Fund's income to decline. Income risk is generally lower for long-term bond funds than for short-term bond funds.
- Credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, reducing the Fund's return. Credit risk should be low for the Fund.
- Index sampling risk, which is the chance that the securities selected for the Fund do not provide investment performance matching that of the Index. Index sampling risk for the Fund should be low.



PERFORMANCE/RISK INFORMATION
The following bar chart and table provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year since inception. The table shows how the Fund's average annual total returns for one and five calendar years and since inception compare with those of a market-weighted long-term bond index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

12


               ----------------------------------------------------
                              ANNUAL TOTAL RETURNS*
               ----------------------------------------------------
                              1995          29.72%
                              1996          -0.26%
                              1997          14.30%
                              1998          11.98%
                              1999          -7.85%
               ----------------------------------------------------
              *Total return figures do not reflect the annual
               account maintenance fee of $10.
               ----------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was 10.26% (quarter ended June 30, 1995) and the lowest return for a quarter was -6.17% (quarter ended March 31, 1996).


      -------------------------------------------------------------------------
          AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1999
      -------------------------------------------------------------------------
                                                                      SINCE
                                              1 YEAR   5 YEARS     INCEPTION*
      -------------------------------------------------------------------------
      Vanguard Long-Term Bond Index Fund**    -7.85%    8.82%        6.66%
      Lehman Brothers Long Government/
          Corporate Index                     -7.65     8.99         6.78
      -------------------------------------------------------------------------
       * March 1, 1994.
       **Total return figures do not reflect the annual account maintenance fee of $10.
      -------------------------------------------------------------------------



FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended December 31, 1999.


      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                         None*
      Sales Charge (Load) Imposed on Reinvested Dividends:              None
      Redemption Fee:                                                   None
      Exchange Fee:                                                     None
      Account Maintenance Fee (for accounts under $10,000):    $2.50/quarter**


      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                             0.17%
      12b-1 Distribution Fee:                                          None
      Other Expenses:                                                  0.03%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                           0.20%


    *A portfolio transaction fee of 0.21% may apply to aggregate purchases over $10 million by a single investor.
    **Vanguard will deduct an account maintenance fee from your dividends four times per year. If your dividend that month is less than the fee, fractional shares will be automatically redeemed to make up the difference.

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.


               -------------------------------------------------
                1 YEAR      3 YEARS    5 YEARS      10 YEARS
               -------------------------------------------------
                 $20         $64       $113         $255
               -------------------------------------------------


     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS               MINIMUM INITIAL INVESTMENT
Dividends are declared daily and          $3,000; $1,000 for IRAs and custodial
distributed on the first business day of  accounts
each month; capital gains, if any, are    for minors
distributed annually in December
                                          NEWSPAPER ABBREVIATION
INVESTMENT ADVISER                        LTBond
The Vanguard Group, Valley Forge, Pa.,
since inception                           VANGUARD FUND NUMBER
                                          522

INCEPTION DATE                            CUSIP NUMBER
March 1, 1994                             921937405

NET ASSETS AS OF DECEMBER 31, 1999        TICKER SYMBOL
$313 million                              VBLTX

SUITABLE FOR IRAS
Yes
--------------------------------------------------------------------------------

14

MORE ON THE FUNDS


The following sections discuss other important features of Vanguard Bond Index Funds, including indexing methods, security selection, additional risk information, account maintenance fee, costs and market-timing, turnover rate, and other investment policies and risks.


WHY INVEST IN INDEX FUNDS?

Index funds appeal to many investors for a number of reasons:
- Variety of investments. Vanguard index funds generally invest in a wide variety of companies and industries.
- Relative performance consistency. Because they seek to track market benchmarks, index funds by definition should not perform dramatically better or worse than their target indexes.
- Low cost. Index funds are inexpensive to run as compared to actively managed funds. They have lower research costs and keep trading activity, and thus trading costs, to a minimum.

INDEXING METHODS


In seeking to track a particular index, an index fund generally uses one of two methods to select the stocks or bonds in which it invests.
     Some index funds hold each stock or bond found in their target indexes in about the same proportions as represented in the indexes themselves. This is called a "replication" method. For example, if 5% of the S&P 500 Index were made up of the stock of a specific company, a fund tracking that index would invest about 5% of its assets in that company.
     Other index funds may use a different security selection process. Because it would be impractical to buy and sell all of the securities held in certain indexes (the Lehman Brothers Aggregate Bond Index, for example, included more than 5,500 bonds as of December 31, 1999), many funds tracking these larger indexes use a "sampling" technique. Using sophisticated computer programs, these funds select securities that will recreate their target indexes in terms of duration, cash flow distribution, sector and quality weights, and other characteristics. For instance, if 30% of the Lehman Brothers Aggregate Bond Index were made up of mortgage-backed securities, the Total Bond Market Index Fund would invest about 30% of its assets in mortgage-backed securities that have similar characteristics as a group to those in the Index. Each of the Vanguard Bond Index Funds employs this method of indexing.
     The following table shows the number of bonds held by each of the Funds, and the number of bonds in each Fund's target index as of December 31, 1999.


--------------------------------------------------------------------------------
FUND                    NUMBER OF BONDS HELD   NUMBER OF BONDS IN TARGET INDEX
--------------------------------------------------------------------------------
Total Bond Market Index        721                         5,545
Short-Term Bond Index          270                         1,874
Intermediate-Term Bond Index   192                         1,415
Long-Term Bond Index           190                         1,385
--------------------------------------------------------------------------------




CORPORATE SUBSTITUTION STRATEGY
In "sampling" its target index, each Fund has the flexibility to overweight particular types of bonds relative to their representation in the index. For the Total Bond Market Index and Short-Term Bond Index Funds, this normally involves substituting corporate bonds for government bonds of the same maturity. The corporate substitution strategy increases a

Fund's income, but also marginally increases exposure to credit risk, which is explained on page 18. The Funds limit corporate substitutions to bonds with less than approximately 4 years' remaining maturity, and each Fund will limit corporate substitutions to approximately 15% of its net assets.


SECURITY SELECTION
The Total Bond Index Fund invests at least 80% of its total assets in securities included in its target index. The other Funds invest at least 65% of their total assets in securities included in their target indexes. Each Fund's target index is actually a subset of the Lehman Brothers Aggregate Bond Index (except for the Total Bond Index Fund, whose target index is the Lehman Brothers Aggregate Bond Index). This Index measures the total universe of investment-grade fixed-income securities in the U.S.--including government, corporate, mortgage-backed, asset-backed, and international dollar-denominated bonds, all with maturities over 1 year.
     As of December 31, 1999, each Fund's target index was composed of the following types of bonds:


--------------------------------------------------------------------------------
                           TARGET INDEX COMPOSITION
                    ------------------------------------
                                                             INTERNATIONAL
                             U.S.                  MORTGAGE-    DOLLAR-
FUND                      GOVERNMENT   CORPORATE    BACKED    DENOMINATED  TOTAL
--------------------------------------------------------------------------------
Total Bond Market Index      41.6%       18.2%       35.6%       4.6%       100%
Short-Term Bond Index        74.0        20.3         0.0        5.7        100
Intermediate-Term Bond Index 52.5        35.5         0.0       12.0        100
Long-Term Bond Index         63.6        30.2         0.0        6.2        100
--------------------------------------------------------------------------------

An explanation of each type of bond follows.
- U.S. government securities include U.S. Treasury and agency bonds, which represent loans by investors to the U.S. Treasury Department or a wide variety of governmental agencies and instrumentalities. Timely payment of principal and interest on U.S. Treasury bonds is always guaranteed by the full faith and credit of the U.S. government; many (but not all) agency bonds have the same guarantee.
- Corporate bonds are IOUs issued by businesses that want to borrow money for some purpose--often to develop a new product or service, to expand into a new market, or to buy another company. As with other types of bonds, the issuer promises to repay the principal on a specific date and to make interest payments in the meantime. The amount of interest offered depends on market conditions and also on the financial health of the corporation issuing the bonds; a company whose credit rating is not strong will have to offer a higher interest rate to obtain buyers for its bonds. (Note: The Bond Index Funds expect to invest only in investment-grade corporate bonds, which are corporate bonds rated in one of the four highest rating categories by independent bond-rating agencies).

- Mortgage-backed securities represent interests in pools of mortgages. Unlike ordinary bonds, which generally pay a fixed rate of interest at regular intervals and then pay principal upon maturity, mortgage-backed securities pay both interest and principal as part of their regular payments. Because the mortgages underlying the securities can be prepaid at any time by homeowners or corporate borrowers, mortgage-backed securities are subject to prepayment risk, discussed later in this prospectus. These types of securities are issued by a number of government agencies, including the Government National

16


     Mortgage Association (GNMA or "Ginnie Mae"), the Federal Home Loan Mortgage Corporation (FHLMC), and the Federal National Mortgage Association (FNMA or "Fannie Mae"). GNMAs are guaranteed by the full faith and credit of the U.S. government as to the timely payment of principal and interest; mortgage-backed securities issued by other government agencies or private corporations are not. (Note: The Total Bond Market Index Fund may also invest to a lesser extent in conventional mortgage securities, which are packaged by private corporations and are not guaranteed by the U.S. government.)
- International dollar-denominated bonds (or yankee bonds) are bonds denominated in U.S. dollars issued by foreign governments and companies. Because the bond's value is designated in dollars rather than the currency of the issuer's country, the investor is not exposed to currency risk; rather, the issuer assumes that risk, usually in order to attract U.S. investors.



--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                           BONDS AND INTEREST RATES
As a rule, when interest rates rise, bond prices fall. The opposite is also true: Bond prices go up when interest rates fall. Why do bond prices and interest rates move in opposite directions? Let's assume that you hold a bond offering a 5% yield. A year later, interest rates are on the rise and bonds are offered with a 6% yield. With higher-yielding bonds available, you would have trouble selling your 5% bond for the price you paid--causing you to lower your asking price. On the other hand, if interest rates were falling and 4% bonds were being offered, you should be able to sell your 5% bond for more than you paid.
--------------------------------------------------------------------------------



ADDITIONAL RISK INFORMATION
The Funds are subject to several risks associated with investments in bonds.


[FLAG] EACH FUND IS SUBJECT TO INTEREST RATE RISK, WHICH IS THE CHANCE THAT BOND
     PRICES OVERALL WILL DECLINE OVER SHORT OR EVEN LONG PERIODS DUE TO RISING INTEREST RATES. INTEREST RATE RISK SHOULD BE LOW FOR SHORTER-TERM BOND FUNDS, MODERATE FOR INTERMEDIATE-TERM BOND FUNDS, AND HIGH FOR LONGER-TERM BOND FUNDS.

Changes in interest rates will affect bond income as well as bond prices.


[FLAG] EACH FUND IS SUBJECT TO INCOME  RISK,  WHICH IS THE CHANCE  THAT A FUND'S
     DIVIDENDS (INCOME) WILL DECLINE DUE TO FALLING INTEREST RATES. INCOME RISK IS GENERALLY HIGHER FOR SHORT-TERM BONDS AND LOWER FOR LONG-TERM BONDS.


     In the past, bond investors have seen the value of their investment rise and fall-- sometimes significantly--with changes in interest rates. Between December 1976 and September 1981, for instance, rising interest rates caused long-term bond prices to fall by almost 48%.

     Because each Fund invests mainly in bonds, changes in interest rates will impact, to varying degrees, the value of each Fund's assets. To illustrate how much of an impact,the following table shows the effect of a 1% and a 2% change (both up and down) in interest rates on three bonds with a face value of $1,000; each has a different maturity.


--------------------------------------------------------------------------------
                              HOW INTEREST RATE CHANGES AFFECT THE
                                    VALUE OF A $1,000 BOND
-------------------------------------------------------------------------------
                           AFTER A 1%   AFTER A 1%   AFTER A 2%    AFTER A 2%
TYPE OF BOND (MATURITY)     INCREASE     DECREASE     INCREASE      DECREASE
-------------------------------------------------------------------------------
Short-Term (2.5 years)        $978        $1.023        $956         $1,046
Intermediate-Term (10 years)   932         1,074         870          1,156
Long-Term (20 years)           901         1,116         816          1,251
-------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                                BOND MATURITIES
A bond is issued with a specific maturity date--the date when the bond's issuer, or seller, must pay back the bond's initial value (known as its "face value"). Bond maturities generally range from less than one year (short-term) to more than 30 years (long-term). The longer a bond's maturity, the more risk you, as a bond investor, face as interest rates rise--but also the more interest you could receive. Long-term bonds are more suitable for investors willing to take greater risks in hope of higher yields; short-term bond investors should be willing to accept lower yields in return for less fluctuation in the value of their investment.
--------------------------------------------------------------------------------

     These figures are for illustration only; you should not regard them as an indication of future returns from the bond market as a whole or any Fund in particular.
     While falling interest rates tend to strengthen bond prices, they can cause other sorts of problems for bond fund investors--bond calls and prepayments.


[FLAG] BECAUSE IT INVESTS IN MORTGAGE-BACKED  SECURITIES,  THE TOTAL BOND MARKET
     INDEX FUND IS SUBJECT TO PREPAYMENT RISK, WHICH IS THE CHANCE THAT DURING PERIODS OF FALLING INTEREST RATES, A HOMEOWNER WILL REPAY A HIGHER-YIELDING MORTGAGE EARLIER THAN SCHEDULED. FORCED TO REINVEST THE UNANTICIPATED PROCEEDS AT LOWER RATES, THE FUND WOULD EXPERIENCE A DECLINE IN INCOME AND LOSE THE OPPORTUNITY FOR ADDITIONAL PRICE APPRECIATION ASSOCIATED WITH FALLING RATES.

     With only a portion of its assets invested in mortgage-backed securities, prepayment risk for the Total Bond Market Index Fund is moderate.

18


[FLAG] EACH FUND IS SUBJECT  TO CREDIT  RISK,  WHICH IS THE  CHANCE  THAT A BOND
     ISSUER WILL FAIL TO PAY INTEREST AND PRINCIPAL IN A TIMELY MANNER.


--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                                CREDIT QUALITY
A bond's credit quality depends on the issuer's ability to pay interest on the bond and, ultimately, to repay the debt. The lower the rating by one of the independent bond-rating agencies (for example, Moody's or Standard & Poor's), the greater the chance (in the rating agency's opinion) that the bond issuer will default, or fail to meet its payment obligations. All things being equal, the lower a bond's credit rating, the higher its yield should be to compensate investors for assuming additional risk. Bonds rated in one of the four highest rating categories are considered "investment grade." The Funds' Statement of Additional Information includes a detailed description of the credit-rating scales used by major, independent bond-rating agencies.
--------------------------------------------------------------------------------

     The credit quality of each Fund is expected to be very high, and thus credit risk should be low. The following table shows the weighted average credit quality of each Fund's holdings and that of its target index, as rated by Moody's Investors Service, as of December 31, 1999.


         --------------------------------------------------------------
                                        AVERAGE CREDIT QUALITY
                                 --------------------------------------
         FUND                      FUND'S HOLDINGS       TARGET INDEX
         --------------------------------------------------------------
         Total Bond Market Index          Aa1                 Aaa
         Short-Term Bond Index            Aa1                 Aaa
         Intermediate-Term Bond Index     Aa2                 Aaa
         Long-Term Bond Index             Aa1                 Aaa
         --------------------------------------------------------------


[FLAG] EACH FUND IS SUBJECT TO INDEX SAMPLING RISK, WHICH IS THE CHANCE THAT THE
     SECURITIES SELECTED FOR A FUND DO NOT PROVIDE INVESTMENT PERFORMANCE MATCHING THAT OF THE INDEX. INDEX SAMPLING RISK FOR EACH FUND SHOULD BE LOW.


--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                            THE COSTS OF INVESTING
Costs are an important consideration in choosing a mutual fund. That's because you, as a shareholder, pay the costs of operating a fund, plus any transaction costs associated with the fund's buying and selling of securities. These costs can erode a substantial portion of the gross income or capital appreciation a fund achieves. Even seemingly small differences in fund expenses can, over time, have a dramatic effect on a fund's performance.
--------------------------------------------------------------------------------

     To a limited extent, the Funds are also exposed to event risk, which is the possibility that corporate fixed-income securities held by the Funds may suffer a substantial decline in credit quality and market value due to a corporate restructuring.
     The Funds are generally managed without regard to tax ramifications.

                                                                              19
     To help you distinguish between the Funds and their various risks, a summary table is provided below.


--------------------------------------------------------------------------------
                                              RISKS OF THE FUNDS
                                   ---------------------------------------------
                               INCOME   INTEREST       PREPAYMENT/CALL    CREDIT
FUND                            RISK    RATE RISK           RISK            RISK
--------------------------------------------------------------------------------
Total Bond Market Index       Moderate   Moderate         Moderate           Low
Short-Term Bond Index           High       Low              Low              Low
Intermediate-Term Bond Index  Moderate   Moderate           Low              Low
Long-Term Bond Index            Low        High             Low              Low
--------------------------------------------------------------------------------


ACCOUNT MAINTENANCE FEE


Vanguard assesses an account maintenance fee on index fund shareholders whose account balances are below $10,000 (for any reason, including a decline in the value of a Fund's shares) on the date a dividend is distributed. This fee is intended to allocate the costs of maintaining accounts more equitably among shareholders. The account maintenance fee is $2.50 per quarter, deducted from dividends, if your account balance is below $10,000 during the last week of January, April, July, and October. If the fee is deducted from your dividend distribution, you will still be taxed on the full amount of your dividend (unless you hold your shares through a non-taxable account). If you are due a dividend that is less than the fee, fractional shares will be automatically redeemed to make up the difference. This fee cannot be prepaid.


COSTS AND MARKET-TIMING

Some investors try to profit from a strategy called market-timing--switching money into investments when they expect prices to rise, and taking money out when they expect prices to fall. As money is shifted in and out, a fund incurs expenses for buying and selling securities. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. Therefore, Vanguard Bond Index Funds have adopted the following policies, among others, to discourage short-term trading:

- Each Fund reserves the right to reject any purchase request--including exchanges from other Vanguard funds--that it regards as disruptive to the efficient management of the Fund. A purchase request could be rejected because of the timing of the investment or because of a history of excessive trading by the investor.
- There is a limit on the number of times you can exchange into and out of a Fund (see "Redeeming Shares" in the INVESTING WITH VANGUARD section).
-    Each Fund reserves the right to stop offering shares at any time.

     THE VANGUARD FUNDS DO NOT PERMIT MARKET-TIMING. DO NOT INVEST IN THESE FUNDS IF YOU ARE A MARKET-TIMER.

TURNOVER RATE
Although the Funds generally seek to invest for the long term, they may sell securities regardless of how long the securities have been held. Shorter-term bonds will mature or be sold, and need to be replaced, more frequently than longer-term bonds. As a result, shorter-term bond funds tend to have higher turnover rates than longer-term bond funds.

20



--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                                 TURNOVER RATE
Before investing in a mutual fund, you should review its turnover rate. This gives an indication of how transaction costs could affect the fund's future returns. In general, the greater the volume of buying and selling by the fund, the greater the impact that brokerage commissions and other transaction costs will have on its return. Also, funds with high turnover rates may be more likely to generate capital gains that must be distributed to shareholders as income subject to taxes. As of December 31, 1999, the average turnover rate for passively managed domestic bond funds was roughly 68%; for all domestic bond funds, the average turnover rate was approximately 150%, according to Morningstar, Inc.
--------------------------------------------------------------------------------




OTHER INVESTMENT POLICIES AND RISKS
Besides investing in fixed-income securities comprising its target index, each Fund may invest up to 35% of its total assets, (20% in the case of the Total Bond Market Index Fund,) in fixed-income securities not in the target index. The Funds may purchase non-public, investment-grade securities, generally referred to as 144A securities, as well as smaller public issues or medium-term notes not included in the index due to the small size of the issue. The vast majority of these securities will have characteristics and risks similar to those in the target indexes. The Short-Term, Intermediate-Term, and Long-Term Bond Index Funds may also purchase securities that are outside of their target indexes, but are within the larger Lehman Brothers Aggregate Bond Index. Each Fund may also purchase money market instruments and certain derivatives in order to manage cash flow into and out of the Fund, reduce the Fund's transaction costs, or add value when these instruments are favorably priced.



--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                                  DERIVATIVES
A derivative is a financial contract whose value is based on (or "derived" from) a traditional security (such as a stock or a bond), an asset (such as a commodity like gold), or a market index (such as the S&P 500 Index). Some futures and options ^have been trading on regulated exchanges for more than two decades. These "traditional" derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily. It is these characteristics that differentiate futures and options from the relatively new types of derivatives. If used for speculation or as leveraged investments, derivatives can carry considerable risks.
--------------------------------------------------------------------------------



[FLAG] THE FUNDS MAY INVEST, TO A LIMITED EXTENT, IN DERIVATIVES.

     The Funds may invest, to a limited extent, in bond (interest rate) futures and options contracts and other types of derivatives. Losses (or gains) involving futures can sometimes be substantial--in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) for a fund. The Funds will not use futures for speculative purposes or as leveraged investments that magnify the gains or losses of an investment. Each Fund's obligation to purchase securities under futures con tracts will not exceed 20% of its total assets. The reasons for which a Fund will invest in futures and options are:

- To keep cash on hand to meet shareholder redemptions or other needs while simulating full investment in bonds.
- To reduce the Fund's transaction costs or add value when these instruments are favorably priced.
     The Funds may also invest in a relatively conservative class of collateralized mortgage obligations (CMOs), which offer a high degree of cashflow predictability and less vulnerability to mortgage prepayment risk. To reduce credit risk, a Fund may purchase these less-risky classes of CMOs only if they are issued by agencies of the U.S. government or, if issued by private companies, carry high-quality, investment-grade ratings.


THE FUNDS AND VANGUARD


Vanguard Bond Index Funds are members of The Vanguard Group, a family of more than 35 investment companies with more than 100 funds holding assets with more than $540 billion. All of the Vanguard funds share in the expenses associated with business operations, such as personnel, office space, equipment, and advertising.
     Vanguard also provides marketing services to the funds. Although shareholders do not pay sales commissions or 12b-1 distribution fees, each fund pays its allocated share of The Vanguard Group's marketing costs.



--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                     VANGUARD'S UNIQUE CORPORATE STRUCTURE
The Vanguard Group is truly a MUTUAL mutual fund company. It is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds. Most other mutual funds are operated by for-profit management companies that may be owned by one person, by a group of individuals, or by investors who own the management company's stock. By contrast, Vanguard provides its services on an "at-cost" basis, and the funds' expense ratios reflect only these costs. No separate management company reaps profits or absorbs losses from operating the funds.
--------------------------------------------------------------------------------




INVESTMENT ADVISER



The Vanguard Group (Vanguard), P.O. Box 2600, Valley Forge, PA 19482, founded in 1975, serves as the Funds' adviser through its Fixed Income Group. As of December 31, 1999, Vanguard served as adviser for about $371.4 billion in assets. Vanguard manages the Funds on an at-cost basis, subject to the control of the Trustees and officers of the Funds. For the fiscal year ended December 31, 1999, the Funds paid advisory fees at an effective annual rate (applied to the average daily net assets of each Fund) of approximately 0.01%.

     The Funds have authorized Vanguard to choose brokers or dealers to handle the purchase and sale of securities for the Funds, and to get the best available price and most favorable execution from these brokers with respect to all transactions. The Funds may direct Vanguard to use a particular broker for certain transactions in exchange for commission rebates or research services provided to the Funds.

22


--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                              THE FUNDS' ADVISER
The individuals responsible for overseeing the Funds' investments are:

IAN A. MACKINNON, Managing Director of Vanguard and head of Vanguard's Fixed Income Group; has worked in investment management since 1974; primary responsibility for Vanguard's internal fixed-income policy and strategy since 1981; B.A., Lafayette College; M.B.A., Pennsylvania State University.

KENNETH E. VOLPERT, CFA, Principal, and head of Vanguard's Bond Index Group; Fund Manager of the Total Bond Market and Intermediate-Term Bond Index Funds since their inception; has worked in investment management since 1981; has managed portfolio investments since 1982; B.S., University of Illinois; M.B.A., University of Chicago.

FELIX B. LIM, Fund Manager of the Short-Term and Long-Term Bond Index Funds since January 2000; has worked in investment management since completing his education in 1996; worked as credit analyst until January 2000; joined Vanguard in January 1999; B.A. and M.S., University of Pennsylvania (Wharton School).
--------------------------------------------------------------------------------




DIVIDENDS, CAPITAL GAINS, AND TAXES

FUND DISTRIBUTIONS

Each Fund distributes to shareholders virtually all of its net income (interest less expenses), as well as any capital gains realized from the sale of its holdings. The Fund's income dividends accrue daily and are distributed on the first business day of every month; capital gains distributions generally occur in December. In addition, the Fund may occasionally be required to make supplemental capital gains distributions at some other time during the year. You can receive distributions of income dividends or capital gains in cash, or you can have them automatically reinvested in more shares of the Fund.


BASIC TAX POINTS


Vanguard will send you a statement each year showing the tax status of all your distributions. In addition, taxable investors should be aware of the following basic tax points:

- Distributions are taxable to you for federal income tax purposes whether or not you reinvest these amounts in additional Fund shares.
- Distributions declared in December--if paid to you by the end of January--are taxable for federal income tax purposes as if received in December.
- Any dividends and short-term capital gains that you receive are taxable to you as ordinary income for federal income tax purposes.
- Any distributions of net long-term capital gains are taxable to you as long-term capital gains for federal income tax purposes, no matter how long you've owned shares in the Fund.
- Capital gains distributions may vary considerably from year to year as a result of the Funds' normal investment activities and cash flows.
- A sale or exchange of Fund shares is a taxable event. This means that you may have a capital gain to report as income, or a capital loss to report as a deduction, when you complete your federal income tax return.

- Dividend and capital gains distributions that you receive, as well as your gains or losses from any sale or exchange of Fund shares, may be subject to state and local income taxes. Depending on your state's rules, however, any dividends attributable to interest earned on direct obligations of the U.S. Treasury may be exempt from state and local taxes. Vanguard will notify you each year how much, if any, of your dividends may qualify for this exemption.


GENERAL INFORMATION


BACKUP WITHHOLDING. By law, Vanguard must withhold 31% of any taxable distributions or redemptions from your account if you do not:
-    provide us with your correct taxpayer identification number;
-    certify that the taxpayer identification number is correct; and
-    confirm that you are not subject to backup withholdings.
     Similarly, Vanguard must withhold from your account if the IRS instructs us to do so.
FOREIGN INVESTORS. The Vanguard funds generally do not offer their shares for sale outside of the United States. Foreign investors should be aware that U.S. withholding and estate taxes may apply to any investments in Vanguard funds. INVALID ADDRESSES. If a dividend or capital gains distribution check mailed to your address of record is returned as undeliverable, Vanguard will automatically reinvest all future distributions until you provide us with a valid mailing address.
TAX CONSEQUENCES. This prospectus provides general tax information only. If you are investing through a tax-deferred retirement account, such as an IRA, special tax rules apply. Please consult your tax adviser for detailed information about a fund's tax consequences for you.




--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                                 DISTRIBUTIONS
As a shareholder, you are entitled to your share of the fund's income from interest, and gains from the sale of investments. You receive such earnings as either an income dividend or a capital gains distribution. Income dividends come from interest that the fund earns from its money market and bond investments. Capital gains are realized whenever the fund sells securities for higher prices than it paid for them. These capital gains are either short-term or long-term, depending on whether the fund held the securities for one year or less, or more than one year.
--------------------------------------------------------------------------------

24

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                            "BUYING A CAPITAL GAIN"
Unless you are investing through a tax-deferred  retirement  account (such as an
IRA), it is not to your advantage to buy shares of a fund shortly before it makes a capital gains distribution, because doing so can cost you money in taxes. This is known as "buying a capital gain." For example: On December 15, you invest $5,000, buying 250 shares for $20 each. If the fund pays a capital gains distribution of $1 per share on December 16, its share price would drop to $19 (not counting market change). You still have only $5,000 (250 shares x $19 = $4,750 in share value, plus 250 shares x $1 = $250 in capital gains distributions), but you owe tax on the $250 distribution you received, even if you had reinvested it in more shares. To avoid "buying a capital gain," check a fund's distribution schedule before you invest.
--------------------------------------------------------------------------------



SHARE PRICE
Each Fund's share price, called its net asset value, or NAV, is calculated each business day after the close of regular trading on the New York Stock Exchange (the NAV is not calculated on holidays or other days when the Exchange is closed). Net asset value per share for the Short-, Intermediate-, and Long-Term Bond Index Funds is computed by adding up the total value of the Fund's investments and other assets, subtracting any of its liabilities (debts), and then dividing by the number of Fund shares outstanding:



          NET ASSET VALUE =     TOTAL ASSETS - LIABILITIES
                            -------------------------------
                               NUMBER OF SHARES OUTSTANDING



     The Total Bond Market Index Fund, which offers two classes of shares, computes a separate net asset value for each share class. This is done by dividing the net assets attributed to each class by the number of Fund shares outstanding for each class.


     Knowing the daily net asset value is useful to you as a shareholder because it indicates the current value of your investment. A Fund's NAV, multiplied by the number of shares you own, gives you the dollar amount you would have received had you sold all of your shares back to the Fund that day.
     A NOTE ON PRICING: Each Fund's investments will be priced at their market value when market quotations are readily available. When these quotations are not readily available, investments will be priced at their fair value, calculated according to procedures adopted by the Funds' Board of Trustees.
     Each Fund's share price can be found daily in the mutual fund listings of most major newspapers under the heading "Vanguard Index Funds." Different newspapers use different abbreviations for each Fund, but the most common are:
TOTBD, STBOND, ITBOND, and LTBOND.

FINANCIAL HIGHLIGHTS
The following financial highlights tables are intended to help you understand each Fund's financial performance for the past five years, and certain information reflects financial results for a single Fund share in each case. The total returns in each table represent the rate that an investor would have earned or lost each year on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP, independent accountants, whose report--along with each Fund's financial statements--is included in the Funds' most recent annual report to shareholders. You may have the annual report sent to you without charge by contacting Vanguard.


--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                  HOW TO READ THE FINANCIAL HIGHLIGHTS TABLES
This explanation uses the Total Bond Market Index Fund Investor Shares as an example. The Fund began fiscal 1999 with a net asset value (price) of $10.27 per share. During the year, the Fund earned $0.617 per share from investment income (interest and dividends). There was a decline of $0.695 per share in the value of investments held or sold by the Fund.

Shareholders received $0.632 per share in the form of dividend and capital gains distributions. A portion of each year's distributions may come from the prior year's dividend or capital gains.

The earnings decline ($0.078 per share) minus the distributions ($0.632 per share) resulted in a share price of $9.56 at the end of the year. This was a decrease of $0.71 per share (from $10.27 at the beginning of the year to $9.56 at the end of the year). For a shareholder who reinvested the distributions in the purchase of more shares, the total return from the Fund was -0.76% for the year.

As of December 31, 1999, the Fund had $9.48 billion in net assets. For the year, its expense ratio was 0.20% ($2.00 per $1,000 of net assets); and its net investment income amounted to 6.26% of its average net assets. It sold and replaced securities valued at 55% of its net assets.
--------------------------------------------------------------------------------

26

-------------------------------------------------------------------------------------------------------------------
                                                                 VANGUARD TOTAL BOND MARKET INDEX FUND
                                                                           INVESTOR SHARES
                                                                      YEAR ENDED DECEMBER 31,
                                                  -----------------------------------------------------------------
                                                        1999          1998            1997          1996       1995
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR                    $10.27        $10.09           $9.84        $10.14     $ 9.17
-------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                  .617          .624            .645          .640       .650
 Net Realized and Unrealized Gain (Loss) on
  Investments                                          (.695)         .218            .250         (.300)      .970
                                                  -----------------------------------------------------------------
   Total from Investment Operations                    (.078)         .842            .895          .340      1.620
                                                  -----------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                  (.617)        (.624)          (.645)        (.640)     (.650)
 Distributions from Realized Capital Gains             (.015)        (.038)             --            --         --
                                                  -----------------------------------------------------------------
   Total Distributions                                 (.632)        (.662)          (.645)        (.640)     (.650)
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                          $ 9.56        $10.27          $10.09        $ 9.84     $10.14
===================================================================================================================
TOTAL RETURN*                                          -0.76%         8.58%           9.44%         3.58%     18.18%
===================================================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Year (Millions)                   $9,477        $7,765          $5,129        $2,962     $2,405
 Ratio of Total Expenses to Average Net Assets          0.20%         0.20%           0.20%         0.20%      0.20%
 Ratio of Net Investment Income to
  Average Net Assets                                    6.26%         6.10%           6.54%         6.54%      6.66%
 Turnover Rate                                            55%          57%**            39%           39%        36%
===================================================================================================================


*Total return figures do not reflect the annual account maintenance fee of $10. **Turnover rate excluding in-kind redemptions was 56%.


-------------------------------------------------------------------------------------------------------------------
                                                                 VANGUARD SHORT-TERM BOND INDEX FUND
                                                                      YEAR ENDED DECEMBER 31,
                                                       ------------------------------------------------------------
                                                        1999          1998            1997          1996       1995
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR                    $10.10        $10.00          $ 9.92        $10.07     $ 9.50
-------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                  .539          .574            .597          .587       .623
 Net Realized and Unrealized Gain (Loss) on
  Investments                                          (.336)         .168            .080         (.146)      .570
                                                       ------------------------------------------------------------
   Total from Investment Operations                     .203          .742            .677          .441      1.193
                                                        -----------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                  (.539)        (.574)          (.597)        (.587)     (.623)
 Distributions from Realized Capital Gains             (.034)        (.068)             --         (.004)        --
                                                       ------------------------------------------------------------
   Total Distributions                                 (.573)        (.642)          (.597)        (.591)     (.623)
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                          $ 9.73        $10.10          $10.00        $ 9.92     $10.07
===================================================================================================================
TOTAL RETURN*                                           2.08%         7.63%           7.04%         4.55%     12.88%
===================================================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Year (Millions)                   $1,156          $709            $446          $328       $208
 Ratio of Total Expenses to Average Net Assets          0.20%         0.20%           0.20%         0.20%      0.20%
 Ratio of Net Investment Income to
  Average Net Assets                                    5.48%         5.68%           6.03%         5.93%      6.28%
 Turnover Rate                                           108%          112%             88%           65%        65%
===================================================================================================================

*Total return figures do not reflect the annual account maintenance fee of $10.

-------------------------------------------------------------------------------------------------------------------
                                                                 VANGUARD INTERMEDIATE-TERM BOND
                                                                             INDEX FUND
                                                                      YEAR ENDED DECEMBER 31,
                                                       ------------------------------------------------------------
                                                        1999          1998            1997          1996       1995
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR                    $10.48        $10.20          $ 9.96        $10.37     $ 9.18
-------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                  .628          .647            .661          .648       .661
 Net Realized and Unrealized Gain (Loss) on
  Investments                                          (.936)         .353            .240         (.406)     1.217
                                                       ------------------------------------------------------------
   Total from
    Investment Operations                              (.308)        1.000            .901          .242      1.878
                                                       ------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                  (.628)        (.647)          (.661)        (.648)     (.661)
 Distributions from
  Realized Capital Gains                               (.034)        (.073)             --         (.004)     (.027)
                                                       ------------------------------------------------------------
   Total Distributions                                 (.662)        (.720)          (.661)        (.652)     (.688)
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                          $ 9.51        $10.48          $10.20        $ 9.96     $10.37
===================================================================================================================
TOTAL RETURN*                                          -3.00%        10.09%           9.41%         2.55%     21.07%
===================================================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Year (Millions)                   $1,449        $1,102            $687          $460       $346
 Ratio of Total
  Expenses to Average Net Assets                        0.20%         0.20%           0.20%         0.20%      0.20%
 Ratio of Net Investment Income to
  Average Net Assets                                    6.33%         6.23%           6.64%         6.54%      6.55%
 Turnover Rate                                           120%           77%             56%           80%        71%
===================================================================================================================

*Total return figures do not reflect the annual account maintenance fee of $10.


-------------------------------------------------------------------------------------------------------------------
                                                                      VANGUARD LONG-TERM BOND INDEX FUND
                                                                            YEAR ENDED DECEMBER 31,
                                                       ------------------------------------------------------------
                                                        1999          1998            1997          1996       1995
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR                    $11.32        $10.78          $10.08        $10.82     $ 8.96
-------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                  .662          .666            .678          .674       .692
 Net Realized and Unrealized Gain (Loss) on
   Investments                                        (1.531)         .588            .700         (.731)     1.884
                                                       ------------------------------------------------------------
   Total from Investment Operations                    (.869)        1.254           1.378         (.057)     2.576
                                                       ------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                  (.662)        (.666)          (.678)        (.674)     (.692)
 Distributions from Realized Capital Gains             (.019)        (.048)             --         (.009)     (.024)
                                                       ------------------------------------------------------------
   Total Distributions                                 (.681)        (.714)          (.678)        (.683)     (.716)
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                          $ 9.77        $11.32          $10.78        $10.08     $10.82
===================================================================================================================
TOTAL RETURN*                                          -7.85%        11.98%          14.30%        -0.26%     29.72
===================================================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Year (Millions)                     $313          $210             $88           $44        $24
 Ratio of Total Expenses to Average Net Assets          0.20%         0.20%           0.20%         0.20%      0.20%
 Ratio of Net Investment Income to
  Average Net Assets                                   6.39%          6.01%           6.66%         6.75%      6.90%
 Turnover Rate                                            61%           57%             58%           46%        45%
===================================================================================================================


*Total return figures do not reflect the annual account maintenance fee of $10.

"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc.

28

--------------------------------------------------------------------------------
 INVESTING WITH VANGUARD
Are you looking for the most convenient way to open or add money to a Vanguard account? Obtain instant access to fund information? Establish an account for a minor child or for your retirement savings?
     Vanguard can help. Our goal is to make it easy and pleasant for you to do business with us.
  The following sections of the prospectus briefly explain the many services we offer. Booklets providing detailed information are available on the services marked with a [FLAG]. Please call us to request copies.
--------------------------------------------------------------------------------


SERVICES AND ACCOUNT FEATURES

Vanguard offers many services that make it convenient to buy, sell, or exchange shares, or to obtain fund or account information.
--------------------------------------------------------------------------------
TELEPHONE REDEMPTIONS (SALES AND EXCHANGES)
Automatically set up for each Fund unless you notify us otherwise.
--------------------------------------------------------------------------------
CHECKWRITING [CHECK]
Method for drawing money from your account by writing a check for $250 or more.
--------------------------------------------------------------------------------
VANGUARD(R) DIRECT DEPOSIT SERVICE [BOOKLET]
Automatic method for depositing your paycheck or U.S. government payment (including Social Security and government pension checks) into your account.
--------------------------------------------------------------------------------
VANGUARD(R) AUTOMATIC EXCHANGE SERVICE [BOOKLET]
Automatic method for moving a fixed amount of money from one Vanguard fund account to another.
--------------------------------------------------------------------------------
VANGUARD FUND EXPRESS(R)[BOOKLET]
Electronic method for buying or selling shares. You can transfer money between your Vanguard fund account and an account at your bank, savings and loan, or credit union on a systematic schedule or whenever you wish.
--------------------------------------------------------------------------------
VANGUARD DIVIDEND EXPRESS TM [BOOKLET]
Electronic method for transferring dividend and/or capital gains distributions directly from your Vanguard fund account to your bank, savings and loan, or credit union account.
--------------------------------------------------------------------------------
VANGUARD TELE-ACCOUNT(R) 1-800-662-6273 (ON-BOARD) [BOOKLET]
Toll-free 24-hour access to Vanguard fund and account information--as well as some transactions--by using any touch-tone phone. Tele-Account provides total return, share price, price change, and yield quotations for all Vanguard funds; gives your account balances and history (e.g., last transaction, latest dividend distribution); and allows you to sell or ex-change shares to and from most Vanguard funds.
--------------------------------------------------------------------------------
ACCESS VANGUARD TM  www.vanguard.com [COMPUTER]
You can use your personal computer to perform certain transactions for most Vanguard funds by accessing our website. To establish this service, you must register through our website. We will then mail you an account access password that allows you to process the following financial and administrative transactions online:
-    Open a new account.*
-    Buy, sell, or exchange shares of most funds.
-    Change your name/address.

- Add/change fund options (including dividend options, Vanguard Fund Express, bank instructions, checkwriting, and Vanguard Automatic Exchange Service). (Some restrictions may apply.) Please call our Client Services Department for assistance.

*Only current Vanguard shareholders can open a new account online, by exchanging shares from other existing Vanguard accounts.
--------------------------------------------------------------------------------
INVESTOR INFORMATION DEPARTMENT: 1-800-662-7447 (SHIP) TEXT TELEPHONE:
1-800-952-3335
Call Vanguard for information on our funds, fund services, and retirement accounts, and to request literature.
--------------------------------------------------------------------------------
CLIENT SERVICES DEPARTMENT: 1-800-662-2739 (CREW) TEXT TELEPHONE: 1-800-749-7273 Call Vanguard for information on your account, account transactions, and account statements.
--------------------------------------------------------------------------------
SERVICES FOR CLIENTS OF VANGUARD'S INSTITUTIONAL DIVISION: 1-888-809-8102 Vanguard's Institutional Division offers a variety of specialized services for large institutional investors, including the ability to effect account transactions through private electronic networks and third-party recordkeepers.
--------------------------------------------------------------------------------



TYPES OF ACCOUNTS

Individuals and institutions can establish a variety of accounts with Vanguard.
--------------------------------------------------------------------------------
FOR ONE OR MORE PEOPLE
Open an account in the name of one (individual) or more (joint tenants) people.
--------------------------------------------------------------------------------
FOR HOLDING PERSONAL TRUST ASSETS [BOOKLET]
Invest assets held in an existing personal trust.
--------------------------------------------------------------------------------
FOR INDIVIDUAL RETIREMENT ACCOUNTS [BOOKLET]
Open a traditional IRA account or a Roth IRA account. Eligibility and other requirements are established by federal law and Vanguard custodial account agreements. For more information, please call 1-800-662-7447 (SHIP).
--------------------------------------------------------------------------------
FOR AN ORGANIZATION [BOOKLET]
Open an account as a corporation, partnership, endowment, foundation, or other entity.
--------------------------------------------------------------------------------
FOR THIRD-PARTY TRUSTEE RETIREMENT INVESTMENTS
Open an account as a retirement trust or plan based on an existing corporate or institutional plan. These accounts are established by the trustee of the existing plan.
--------------------------------------------------------------------------------
VANGUARD PROTOTYPE PLANS
Open a variety of retirement accounts using Vanguard prototype plans for individuals, sole proprietorships, and small businesses. For more information, please call 1-800-662-2003.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
A NOTE ON INVESTING WITH VANGUARD THROUGH OTHER FIRMS
You may purchase or sell Fund shares through a financial intermediary such as a bank, broker, or investment adviser. If you invest with Vanguard through an intermediary, please read that firm's program materials carefully to learn of any special rules that may apply. For example, special terms may apply to additional service features, fees, or other policies. Consult your intermediary to determine when your order will be priced.
--------------------------------------------------------------------------------

30

BUYING SHARES

You buy your shares at the Fund's next-determined net asset value after Vanguard receives your request. As long as your request is received before the close of trading on the New York Stock Exchange, generally 4 p.m. Eastern time, you will buy your shares at that day's net asset value. You will begin earning dividends on your investment the following business day.You may convert Investor Shares of the Total Bond Market Index Fund into Institutional Shares provided that you meet the minimum initial requirements for Institutional Shares.
--------------------------------------------------------------------------------
MINIMUM INVESTMENT TO . . .
open a new account
$3,000 (regular account); $1,000 (traditional IRAs and Roth IRAs).

add to an existing account
$100 by mail or exchange; $1,000 by wire.
--------------------------------------------------------------------------------
A NOTE ON LOW BALANCES
Each Fund reserves the right to close any nonretirement fund account whose balance falls below the minimum initial investment. The Fund will deduct a $10 annual fee in June if your nonretirement account balance at that time is below $2,500. The low balance fee is waived for investors who have aggregate Vanguard account assets of $50,000 or more.

--------------------------------------------------------------------------------
BY MAIL TO . . .[ENVELOPE]
open a new account
Complete and sign the account registration form and enclose your check.

add to an existing account
Mail your check with an Invest-By-Mail form detached from your confirmation statement to the address listed on the form. Please do not alter Invest-By-Mail forms, since they are fund- and account-specific.


Make your check payable to: The Vanguard Group-(insert appropriate Fund number; see below)
Vanguard Total Bond Market Index Fund-84;
Vanguard Short-Term Bond Index Fund-132;
Vanguard Intermediate-Term Bond Index Fund-314;
Vanguard Long-Term Bond Index Fund-522

All purchases must be made in U.S. dollars, and checks must be drawn on U.S. banks.


First-class mail to:          Express or Registered mail to:
The Vanguard Group            The Vanguard Group
P.O. Box 1110                 455 Devon Park Drive
Valley Forge, PA 19482-1110   Wayne, PA 19087-1815

For clients of Vanguard's Institutional Division . . .

First-class mail to:          Express or Registered mail to:
The Vanguard Group            The Vanguard Group
P.O. Box 2900                 455 Devon Park Drive
Valley Forge, PA 19482-2900   Wayne, PA 19087-1815
--------------------------------------------------------------------------------
IMPORTANT NOTE: To prevent check fraud, Vanguard will not accept checks made payable to third parties.
--------------------------------------------------------------------------------

BY TELEPHONE TO . . .[TELEPHONE]
open a new account
Call Vanguard Tele-Account* 24 hours a day--or Client Services during business hours--to exchange from another Vanguard fund account with the same registration (name, address, taxpayer identification number, and account type). (Note that some restrictions apply to index fund accounts.)

add to an existing account
Call Vanguard Tele-Account* 24 hours a day--or Client Services during business hours--to exchange from another Vanguard fund account with the same registration (name, address, taxpayer identification number, and account type). (Note that some restrictions apply to index fund accounts.) Use Vanguard Fund Express (see "Services and Account Features") to transfer assets from your bank account. Call Client Services before your first use to verify that this option is available.


Vanguard Tele-Account     Client Services
1-800-662-6273            1-800-662-2739


*You must obtain a Personal Identification Number (PIN) through Tele-Account at least seven days before you request your first exchange.
--------------------------------------------------------------------------------
IMPORTANT NOTE: Once you have initiated a telephone transaction and a confirmation number has been assigned, the transaction cannot be revoked. We reserve the right to refuse any purchase request.
--------------------------------------------------------------------------------
BY WIRE TO OPEN A NEW ACCOUNT OR ADD TO AN EXISTING ACCOUNT [WIRE] Call Client Services to arrange your wire transaction. Wire transactions to retirement accounts are only available for asset transfers and rollovers from other financial institutions. Individual IRA contributions will not be accepted by wire.


Wire to:
FRB ABA 021001088 HSBC Bank USA

For credit to:
Account: 000112046
Vanguard Incoming Wire Account

In favor of:
Vanguard Total Bond Market Index Fund-84;
Vanguard Short-Term Bond Index Fund-132;
Vanguard Intermediate-Term Bond Index Fund-314;
Vanguard Long-Term Bond Index Fund-522

32


[Account number, or temporary number for a new account]
[Registered account owner(s)]
[Registered address]
--------------------------------------------------------------------------------
You can redeem (that is, sell or exchange) shares purchased by check or Vanguard Fund Express at any time. However, while your redemption request will be processed at the next-determined net asset value after it is received, your redemption proceeds will not be available until payment for your purchase is collected, which may take up to ten calendar days.
--------------------------------------------------------------------------------
A NOTE ON LARGE PURCHASES It is important that you call Vanguard before you invest a large dollar amount. It is our responsibility to consider the interests of all Fund shareholders, and so we reserve the right to refuse any purchase that may disrupt the Fund's operation or performance.
--------------------------------------------------------------------------------




REDEEMING SHARES

This section describes how you can redeem--that is, sell or exchange--a Fund's shares.

When Selling Shares:
-    Vanguard sends the redemption proceeds to you or a designated third party.*
-    You can sell all or part of your Fund shares at any time.


*May require a signature guarantee; see footnote on page 35.


When Exchanging Shares:
- The redemption proceeds are used to purchase shares of a different Vanguard fund.
-    You must meet the receiving fund's minimum investment requirements.
- Vanguard reserves the right to revise or terminate the exchange privilege, limit the amount of an exchange, or reject an exchange at any time, without notice.
- In order to exchange into an account with a different registration (including a different name, address, or taxpayer identification number), you must include the guaranteed signatures of all current account owners on your written instructions.

In both cases, your transaction will be based on the Fund's next-determined share price, subject to any special rules discussed in this prospectus.
--------------------------------------------------------------------------------
NOTE: Once a redemption is initiated and a confirmation number given, the transaction CANNOT be canceled.
--------------------------------------------------------------------------------

HOW TO REQUEST A REDEMPTION
You can request a redemption from your Fund account in any one of three ways: online , by telephone, or by mail. You can also sell shares by check.

     The Vanguard funds whose shares you cannot exchange online or by telephone are: VANGUARD U.S. STOCK INDEX FUNDS, VANGUARD BALANCED INDEX FUND, VANGUARD INTERNATIONAL STOCK INDEX FUNDS, VANGUARD REIT INDEX FUND, and VANGUARD GROWTH AND INCOME FUND. These funds do, however, permit online and telephone exchanges within IRAs and other retirement accounts. If you sell shares of these funds online, you will receive a redemption check at your address of record.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ONLINE REQUESTS
ACCESS VANGUARD at www.vanguard.com
You can use your personal computer to sell or exchange shares of most Vanguard funds by accessing our website. To establish this service, you must register through our website. We will then mail you an account access password that will enable you to sell or exchange shares online (as well as perform other transactions).
--------------------------------------------------------------------------------
TELEPHONE REQUESTS [TELEPHONE]
All Account Types Except Retirement: Call Vanguard Tele-Account 24 hours a day--or Client Services during business hours-- to sell or exchange shares. You can exchange shares from this Fund to open an account in another Vanguard fund or to add to an existing Vanguard fund account with an identical registration.

Retirement Accounts:
You can  exchange--but  not  sell--shares  by  calling  Tele-Account  or  Client
Services.


Vanguard Tele-Account     Client Services
1-800-662-6273            1-800-662-2739
--------------------------------------------------------------------------------
SPECIAL INFORMATION: We will automatically establish the telephone redemption option for your account, unless you instruct us otherwise in writing. While telephone redemption is easy and convenient, this account feature involves a risk of loss from unauthorized or fraudulent transactions. Vanguard will take reasonable precautions to protect your account from fraud. You should do the same by keeping your account information private and immediately reviewing any account statements that we send to you. Make sure to contact Vanguard immediately about any transaction you believe to be unauthorized.
--------------------------------------------------------------------------------
We reserve the right to refuse a telephone redemption if the caller is unable to provide:
-    The ten-digit account number.
-    The name and address exactly as registered on the account.
- The primary Social Security or employer identification number as registered on the account.

- The Personal Identification Number (PIN), if applicable (for instance, Tele-Account).

     Please note that Vanguard will not be responsible for any account losses due to telephone fraud, so long as we have taken reasonable steps to verify the caller's identity. If you wish to remove the telephone redemption feature from your account, please notify us in writing.
--------------------------------------------------------------------------------
A NOTE ON UNUSUAL CIRCUMSTANCES
Vanguard reserves the right to revise or terminate the telephone redemption privilege at any time, without notice. In addition, Vanguard can stop selling shares or postpone payment at times when the New York Stock Exchange is closed or under any emergency circumstances as determined by the U.S. Securities and Exchange Commission. If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send us your request by regular or express mail. Follow the instructions on selling or exchanging shares by mail in this section.
--------------------------------------------------------------------------------

34

MAIL REQUESTS [ENVELOPE]
All Account Types Except Retirement:
Send a letter of instruction signed by all registered account holders. Include the fund name and account number and (if you are selling) a dollar amount or number of shares OR (if you are exchanging) the name of the fund you want to exchange into and a dollar amount or number of shares. To exchange into an account with a different registration (including a different name, address, taxpayer identification number, or account type), you must provide Vanguard with written instructions that include the guaranteed signatures of all current owners of the fund from which you wish to redeem.

Vanguard Retirement Accounts:
For information on how to request distributions from:
-    Traditional IRAs and Roth IRAs--call Client Services.
- SEP-IRAs, SIMPLE IRAs, 403(b)(7) custodial accounts, and Profit-Sharing and Money Purchase Pension (Keogh) Plans--call Individual Retirement Plans at 1-800-662-2003.

Depending on your account registration type, additional documentation may be required.


First-class mail to:          Express or Registered mail to:
The Vanguard Group            The Vanguard Group
P.O. Box 1110                 455 Devon Park Drive
Valley Forge, PA 19482-1110   Wayne, PA 19087-1815


For clients of Vanguard's Institutional Division . . .

First-class mail to:          Express or Registered mail to:
The Vanguard Group            The Vanguard Group
P.O. Box 2900                 455 Devon Park Drive
Valley Forge, PA 19482-2900   Wayne, PA 19087-1815
--------------------------------------------------------------------------------
CHECK REQUESTS [CHECK]
You can sell shares by writing a check for $250 or more.
--------------------------------------------------------------------------------
A NOTE ON LARGE REDEMPTIONS
It is important that you call Vanguard before you redeem a large dollar amount. It is our responsibility to consider the interests of all fund shareholders, and so we reserve the right to delay delivery of your redemption proceeds--up to seven days--if the amount may disrupt a Fund's operation or performance.
     If you redeem more than $250,000 worth of Fund shares within any 90-day period, each Fund reserves the right to pay part or all of the redemption proceeds above $250,000 in-kind, i.e., in securities, rather than in cash. If payment is made in-kind, you may incur brokerage commissions if you elect to sell the securities for cash.
--------------------------------------------------------------------------------
OPTIONS FOR REDEMPTION PROCEEDS
You may receive your redemption proceeds in one of four ways: wire (money market funds and other daily dividend funds only), check, exchange to another Vanguard fund, or Fund Express redemption.
--------------------------------------------------------------------------------
CHECK REDEMPTIONS
Normally, Vanguard will mail your check within two business days of a redemption.

--------------------------------------------------------------------------------
WIRE REDEMPTIONS [WIRE]
The wire redemption option is not automatic; you must establish it by completing a special form or the appropriate section of your account application. Wire redemptions can be initiated by mail or by telephone during Vanguard's business hours, but not online.

For Money Market Funds:
For telephone requests made by 10:30 a.m. Eastern time, the wire will arrive at your bank by the close of business that same day. Requests made by 4 p.m. Eastern time will arrive at your bank by the close of business on the following business day.

For Other Daily Dividend Funds:
For telephone requests made by 4 p.m. Eastern time, the wire will arrive at your bank by the close of business on the following business day.
--------------------------------------------------------------------------------
NOTE: Wire redemptions of less than $5,000 are subject to a $5 processing fee.
--------------------------------------------------------------------------------
EXCHANGE REDEMPTIONS
As described above, an exchange involves using the proceeds of your redemption to purchase shares of another Vanguard fund.
--------------------------------------------------------------------------------

FUND EXPRESS REDEMPTIONS
Vanguard will electronically transfer funds to your pre-linked checking or savings account.

--------------------------------------------------------------------------------
FOR OUR MUTUAL PROTECTION
For your best interests and ours, Vanguard applies these additional requirements to redemptions:

REQUEST IN "GOOD ORDER"
All redemption requests must be received by Vanguard in "good order." This means that your request must include:
-    The Fund name and account number.
-    The amount of the transaction (in dollars or shares).
- Signatures of all owners exactly as registered on the account (for mail requests).
-    Signature guarantees (if required).*
-    Any supporting legal documentation that may be required.
-    Any outstanding certificates representing shares to be redeemed.


*For instance, a signature guarantee must be provided by all registered account shareholders when redemption proceeds are to be sent to a different person or address. A signature guarantee can be obtained from most commercial and savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange.


TRANSACTIONS ARE PROCESSED AT THE NEXT-DETERMINED SHARE PRICE AFTER VANGUARD HAS RECEIVED ALL REQUIRED INFORMATION.
--------------------------------------------------------------------------------
LIMITS ON ACCOUNT ACTIVITY
Because excessive account transactions can disrupt management of a Fund and increase the Fund's costs for all shareholders, Vanguard limits account activity as follows:
- You may make no more than TWO SUBSTANTIVE "ROUND TRIPS" THROUGH A FUND during any 12-month period.
-    Your round trips through a Fund must be at least 30 days apart.
-    A Fund may refuse a share purchase at any time, for any reason.
- Vanguard may revoke an investor's telephone exchange privilege at any time, for any reason.

36



A "round trip" is a redemption from the Fund followed by a purchase back into the Fund. Also, a "round trip" covers transactions accomplished by any combination of methods, including transactions conducted by check, wire, or exchange to/from another Vanguard fund. "Substantive" means a dollar amount that Vanguard determines, in its sole discretion, could adversely affect the management of the Fund.
--------------------------------------------------------------------------------
RETURN YOUR SHARE CERTIFICATES
Any portion of your account represented by share certificates cannot be redeemed until you return the certificates to Vanguard. Certificates must be returned (unsigned), along with a letter requesting the sale or exchange you wish to process, via certified mail to:

The Vanguard Group
455 Devon Park Drive
Wayne, PA 19087-1815
--------------------------------------------------------------------------------
ALL TRADES ARE FINAL
Vanguard will not cancel any transaction request (including any purchase or redemption) that we believe to be authentic once the request has been initiated and a confirmation number assigned.
--------------------------------------------------------------------------------
UNCASHED CHECKS
Please cash your distribution or redemption checks promptly. Vanguard will not pay interest on uncashed checks.
--------------------------------------------------------------------------------


TRANSFERRING REGISTRATION

You can transfer the registration of your Fund shares to another owner by completing a transfer form and sending it to Vanguard.

First-class mail to:          Express or Registered mail to:
The Vanguard Group            The Vanguard Group
P.O. Box 1110                 455 Devon Park Drive
Valley Forge, PA 19482-1110   Wayne, PA 19087-1815

For clients of Vanguard's Institutional Division . . .

First-class mail to:          Express or Registered mail to:
The Vanguard Group            The Vanguard Group
P.O. Box 2900                 455 Devon Park Drive
Valley Forge, PA 19482-1110   Wayne, PA 19087-1815
--------------------------------------------------------------------------------

FUND AND ACCOUNT UPDATES

STATEMENTS AND REPORTS
We will send you account and tax statements to help you keep track of your Fund account throughout the year as well as when you are preparing your income tax returns.
     In addition, you will receive financial reports about your Fund twice a year. These comprehensive reports include an assessment of the Fund's performance (and a comparison to its industry benchmark), an overview of the financial markets, a report from the advisers, and the Fund's financial statements which include a listing of the Fund's holdings.
To keep each Fund's costs as low as possible (so that you and other shareholders can keep more of the Fund's investment earnings), Vanguard attempts to eliminate duplicate mailings to the same address. When two or more Fund shareholders have the same last name and address, we send just one Fund report to that address--instead of mailing separate reports to each shareholder. If you want us to send separate reports, notify our Client Services Department at 1-800-662-2739.
--------------------------------------------------------------------------------
CONFIRMATION STATEMENT
Sent each time you buy, sell, or exchange shares; confirms the trade date and the amount of your transaction.
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY [BOOKLET]
Mailed quarterly for most accounts; shows the market value of your account at the close of the statement period, as well as distributions, purchases, sales, and exchanges for the current calendar year.
--------------------------------------------------------------------------------
FUND FINANCIAL REPORTS
Mailed in February and August for these Funds.
--------------------------------------------------------------------------------
TAX STATEMENTS
Generally mailed in January; report previous year's dividend and capital gains distributions, proceeds from the sale of shares, and distributions from IRAs or other retirement accounts.
--------------------------------------------------------------------------------
AVERAGE COST REVIEW STATEMENT [BOOKLET]
Issued quarterly for most taxable accounts (accompanies your Portfolio Summary); shows the average cost of shares that you redeemed during the calendar year, using only the average cost single category method.
--------------------------------------------------------------------------------
CHECKWRITING STATEMENT
Sent monthly to shareholders using Vanguard's checkwriting option. Our statement provides images of the front and back of each checkwriting draft paid in the previous month. This consolidated statement is sent instead of the original canceled drafts, which will not be returned.
--------------------------------------------------------------------------------

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






























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






























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

GLOSSARY OF INVESTMENT TERMS


ACTIVE MANAGEMENT
An investment approach that seeks to exceed the average returns of the financial markets. Active managers rely on research, market forecasts, and their own judgment and experience in selecting securities to buy and sell.

CAPITAL GAINS DISTRIBUTION
Payment to mutual fund shareholders of gains realized on securities that a fund has sold at a profit, minus any realized losses.

CORPORATE BOND
An IOU issued by a business that wants to borrow money. As with other types of bonds, the issuer promises to repay the borrowed money on a specific date and to make interest payments in the meantime.

CREDIT QUALITY
A measure of a bond issuer's ability to pay interest and principal in a timely manner.

DIVIDEND INCOME
Payment to shareholders of income from interest or dividends generated by a fund's investments.

EXPENSE RATIO
The percentage of a fund's average net assets used to pay its expenses. The expense ratio includes management fees, administrative fees, and any 12b-1 distribution fees.

FACE VALUE
The amount to be paid at maturity of a bond; also known as the par value or principal.

INDEX
An unmanaged group of securities whose overall performance is used as a standard to measure investment performance.

INTERNATIONAL DOLLAR-DENOMINATED BOND
A bond denominated in U.S. dollars issued by foreign governments and companies. Because the bond's value is designated in dollars, an investor is not exposed to foreign currency risk.

INVESTMENT GRADE
A bond whose credit quality is considered by independent bond-rating agencies to be sufficient to ensure timely payment of principal and interest under current economic circumstances. Bonds rated in one of the four highest rating categories are considered "investment grade."

MORTGAGE-BACKED SECURITY
A bond or pass-through certificate that represents an interest in an underlying pool of mortgages and is issued by any number of government agencies or private corporations. Unlike ordinary fixed-income securities, mortgage-backed securities pay both interest and principal as part of their regular payments.

NET ASSET VALUE (NAV)
The market value of a mutual fund's total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is called its share value or share price.

PASSIVE MANAGEMENT
A low-cost investment strategy in which a mutual fund attempts to match--rather than outperform--a particular stock or bond market index. Also known as indexing.

TOTAL RETURN
A percentage change, over a specified time period, in a mutual fund's net asset value, with the ending net asset value adjusted to account for the reinvestment of all distributions of dividends and capital gains.

VOLATILITY
The fluctuations in value of a mutual fund or other security. The greater a fund's volatility, the wider the fluctuations between its high and low prices.

YIELD
Income (interest or dividends) earned by an investment, expressed as a percentage of the investment's price.

[SHIP]
[THE VANGUARD GROUP LOGO]
Post Office Box 2600
Valley Forge, PA 19482-2600

FOR MORE INFORMATION
If you'd like more information about
Vanguard Bond Index Funds, the
following documents are available
free upon request:

ANNUAL/SEMIANNUAL REPORTS TO
SHAREHOLDERS
Additional information about the
Funds' investments is available in
the Funds' annual and semiannual
reports to shareholders.

STATEMENT OF ADDITIONAL
INFORMATION (SAI)
The SAI provides more detailed
information about the Funds.

The current annual and semiannual
reports and the SAI are
incorporated by reference into
(and are thus legally a part of)
this prospectus.

To receive a free copy of the latest
annual or semiannual report or the
SAI, or to request additional
information about the Funds or other
Vanguard funds, please contact us
as follows:

THE VANGUARD GROUP
INVESTOR INFORMATION
DEPARTMENT
P.O. BOX 2600
VALLEY FORGE, PA 19482-2600

TELEPHONE:
1-800-662-7447 (SHIP)

TEXT TELEPHONE:
1-800-952-3335

WORLD WIDE WEB:
WWW.VANGUARD.COM
If you are a current shareholder of
any of the Funds and would like
information about your account,
account transactions, and/or
account statements, please call:

CLIENT SERVICES DEPARTMENT
TELEPHONE: 1-800-662-2739 (CREW)

TEXT TELEPHONE:
1-800-749-7273

INFORMATION PROVIDED BY THE
SECURITIES AND EXCHANGE
COMMISSION (SEC)
You can review and copy information
about the Funds (including the SAI)
at the SEC's Public Reference Room
in Washington, DC. To find out more
about this public service, call the
SEC at 1-202-942-8090. Reports and
other information about the Funds
are also available on the SEC's
website (www.sec.gov), or you can
receive copies of this information,
for a fee, by electronic request at the
following e-mail address:
publicinfo@sec.gov, or by writing
the Public Reference Section,
Securities and Exchange
Commission, Washington, DC
20549-0102.


Funds' Investment Company Act
file number: 811-4681


(C) 2000 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation,
Distributor.

P084N-04/28/2000

VANGUARD(R)
BOND INDEX FUNDS


Participant Prospectus
April 28, 2000

This prospectus contains
financial data for the
Funds through the
fiscal year ended
December 31, 1999.


VANGUARD TOTAL BOND
MARKET INDEX FUND

VANGUARD SHORT-TERM
BOND INDEX FUND

VANGUARD INTERMEDIATE-
TERM BOND INDEX FUND

VANGUARD LONG-TERM
BOND INDEX FUND

VANGUARD BOND INDEX FUNDS
Participant Prospectus
April 28, 2000

A Group of Bond Index Mutual Funds


--------------------------------------------------------------------------------
CONTENTS
1 AN INTRODUCTION TO INDEX FUNDS          21 THE FUNDS AND VANGUARD

2 FUND PROFILES                           21 INVESTMENT ADVISER

   2 Vanguard Total Bond Market Index     22 DIVIDENDS, CAPITAL GAINS, AND TAXES
     Fund
                                          23 SHARE PRICE
   5 Vanguard Short-Term Bond Index
     Fund                                 23 FINANCIAL HIGHLIGHTS

   8 Vanguard Intermediate-Term Bond      27 INVESTING WITH VANGUARD
     Index Fund
                                          28 ACCESSING FUND INFORMATION BY
  11 Vanguard Long-Term Bond Index           COMPUTER
     Fund
                                          GLOSSARY (inside back cover)
14 MORE ON THE FUNDS
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
WHY READING THIS PROSPECTUS IS IMPORTANT
This prospectus explains the objective, risks, and strategies of each of the Vanguard Bond Index Funds. To highlight terms and concepts important to mutual fund investors, we have provided ''Plain Talk(R)'' explanations along the way. Reading the prospectus will help you to decide which Funds', if any, are the right investments for you. We suggest that you keep it for future reference.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
IMPORTANT NOTE
The Total Bond Market Index Fund offers two separate classes of shares: Investor and Institutional. This prospectus offers the Fund's Investor Shares to participants in employer-sponsored retirement or savings plans. Please call Vanguard to obtain separate prospectuses that offer:
-    Investor Shares for private investors ($3,000 minimum)--1-800-662-7447
- Institutional Shares for very large investors ($10 million minimum)--1-800-523-1036
     The Fund's separate share classes have different expenses; as a result, their investment performances will vary. UNLESS OTHERWISE NOTED, ALL REFERENCES IN THIS PROSPECTUS TO FEES, EXPENSES, AND INVESTMENT PERFORMANCE RELATE SPECIFICALLY TO INVESTOR SHARES.
-------------------------------------------------------------------------------





NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INTRODUCTION TO INDEX FUNDS

WHAT IS INDEXING?

An index is an unmanaged group of securities whose overall performance is used as a standard to measure the investment performance of a particular market. An index (or "passively managed") fund tries to match, as closely as possible, the performance of an established target index. The fund does this by holding either all or a representative sample of the securities in the index. KEEP IN MIND THAT AN INDEX FUND HAS OPERATING EXPENSES AND TRANSACTION COSTS; A MARKET INDEX DOES NOT. THEREFORE, AN INDEX FUND--WHILE EXPECTED TO TRACK ITS TARGET INDEX AS CLOSELY AS POSSIBLE--WILL TYPICALLY BE UNABLE TO MATCH THE PERFORMANCE OF THE INDEX EXACTLY.

     Bond index funds may seek to track indexes that hold a certain type of bond--such as short-term or long-term bonds--or they may seek to track indexes that consist of a broader range of bonds--for example, the entire U.S. bond market.
     Index funds do not have active managers, who buy and sell securities based on research and analysis. Rather, index funds are passively managed. To the extent they invest in securities that are not in the index, they may be viewed as enhanced or actively managed. The more the securities outside the index are like those inside the index (e.g., for bond funds in terms of sector, credit quality, etc.), the more likely that the funds will track their target index.


WHAT INDEX FUNDS DOES VANGUARD OFFER?

Vanguard offers a variety of stock (both U.S. and international), bond, and balanced index funds. This prospectus provides information about Vanguard's Bond Index Funds. There are four such funds, each of which seeks to track a different segment of the U.S. bond market:


   ----------------------------------------------------------------
     FUND                                              SEEKS TO TRACK
     ----------------------------------------------------------------
     Vanguard Total Bond Market Index         The overall bond market
     Vanguard Short-Term Bond Index                  Short-term bonds
     Vanguard Intermediate-Term Bond Index    Intermediate-term bonds
     Vanguard Long-Term Bond Index                    Long-term bonds
     ----------------------------------------------------------------

     This prospectus contains profiles that summarize key features of each Fund. Following the profiles, there is important additional information about the Funds.

2

FUND PROFILE--VANGUARD(R) TOTAL BOND MARKET INDEX FUND

The following profile summarizes key features of Vanguard Total Bond Market Index Fund.

INVESTMENT OBJECTIVE
The Fund seeks to match the performance of a broad, market-weighted bond index.

INVESTMENT STRATEGIES
The Fund employs a "passively managed"--or index--investment approach, by holding a mix of bonds that seeks to match the performance of the Lehman Brothers Aggregate Bond Index. This Index measures the total universe of public investment-grade fixed-income securities in the U.S.--including government, corporate, mortgage-backed, asset-backed, and international dollar-denominated bonds, all with maturities of over 1 year.

     The Fund invests at least 80% of its total assets in bonds represented in the Index. The remainder of its assets may be invested outside the Index, in bonds whose characteristics and risks--including maturity, credit quality, and issuer type-- are similar to those in the Index. To the extent that the Fund invests outside the Index, it may employ active management strategies. The Index and non-Index securities, in combination, will have characteristics and risks similar to the Index. The Fund maintains a dollar-weighted average maturity of between 5 and 10 years. For more information about passive management, see "Indexing Methods" under MORE ON THE FUNDS.


PRIMARY RISKS
The Fund is subject to several risks, any of which could cause investors to lose money. These include:


- Interest rate risk, which is the chance that bond prices overall will decline over short or even long periods due to rising interest rates. Interest rate risk should be least for shorter-term bond funds, and greatest for longer-term bond funds.
- Income risk, which is the chance that falling interest rates will cause the Fund's income to decline. Income risk is generally higher for short-term bond funds, and lower for long-term bond funds.
- Credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, reducing the Fund's return. Credit risk should be low for the Fund.
- Prepayment risk, which is the chance that during periods of falling interest rates, a mortgage-backed bond issuer will repay a higher-yielding bond before its maturity date because the underlying mortgages have been paid off ahead of schedule. If this were to occur, the Fund would lose the opportunity for additional price appreciation, and would be forced to reinvest the unanticipated proceeds at lower interest rates. As a result, the Fund would experience a decline in income.
- Index sampling risk, which is the chance that the securities selected for the Fund do not provide investment performance matching that of the Index. Index sampling risk for the Fund should be low.

3
PERFORMANCE/RISK INFORMATION
The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows the Fund's performance in each calendar year over a ten-year period. The table shows how the Fund's average annual total returns for one, five, and ten calendar years compare with those of a broad-based bond market index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

              ----------------------------------------------------
                              ANNUAL TOTAL RETURNS
              ----------------------------------------------------
                              1990           8.65%
                              1991          15.25%
                              1992           7.14%
                              1993           9.68%
                              1994          -2.66%
                              1995          18.18%
                              1996           3.58%
                              1997           9.44%
                              1998           8.58%
                              1999          -0.76%
              ----------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was 6.01% (quarter ended June 30, 1995) and the lowest return for a quarter was -2.71% (quarter ended March 31, 1994).



      -------------------------------------------------------------------------
          AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1999
      -------------------------------------------------------------------------
                                               1 YEAR    5 YEARS     10 YEARS
      -------------------------------------------------------------------------
      Vanguard Total Bond Market Index Fund   -0.76%     7.62%         7.54%
      Lehman Brothers Aggregate Bond Index    -0.82      7.73          7.70
      -------------------------------------------------------------------------




FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended December 31, 1999.


      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                          None*
      Sales Charge (Load) Imposed on Reinvested Dividends:               None
      Redemption Fee:                                                    None
      Exchange Fee:                                                      None


      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                              0.17%
      12b-1 Distribution Fee:                                           None
      Other Expenses:                                                   0.03%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                            0.20%


    *A portfolio transaction fee of 0.18% may apply to aggregate purchases over $250 million by a single investor.

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.



               -------------------------------------------------
               1 YEAR      3 YEARS    5 YEARS      10 YEARS
               -------------------------------------------------
                $20          $64        $113         $255
               -------------------------------------------------


     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS                        NEWSPAPER ABBREVIATION
Dividends are declared daily and distributed on    TotBd
the first business day of each month; capital
gains, if any, are distributed annually in         VANGUARD FUND NUMBER
December                                           084

INVESTMENT ADVISER                                 CUSIP NUMBER
The Vanguard Group, Valley Forge, Pa.,             921937108
since inception
                                                   TICKER SYMBOL
INCEPTION DATE                                     VBMFX
December 11, 1986

NET ASSETS (ALL SHARE CLASSES) AS OF
DECEMBER 31, 1999
$12.68 billion
--------------------------------------------------------------------------------

FUND PROFILE--VANGUARD(R) SHORT-TERM BOND INDEX FUND

The following profile summarizes key features of Vanguard Short-Term Bond Index Fund.

INVESTMENT OBJECTIVE
The Fund seeks to match the performance of a market-weighted bond index with a short-term dollar-weighted average maturity.

INVESTMENT STRATEGIES
The Fund employs a "passively managed"--or index--investment approach, by holding a sample of bonds that seeks to match the performance of the Lehman Brothers 1-5 Year Government/Corporate Bond Index. This Index is made up of all U.S. government, investment-grade corporate, and international dollar-denominated bonds, all with maturities between 1 and 5 years.
     The Fund invests at least 65% of its total assets in bonds represented in the Index. The remainder of its assets may be invested outside the Index, in bonds whose characteristics--including maturity, credit quality, and issuer type--are similar to those of the Index. To the extent that the Fund invests outside the Index, it may employ active management strategies. The Index and non-Index securities, in combination, will have characteristics and risks similar to the Index. The Fund maintains a dollar-weighted average maturity of between 1 and 5 years. For more information about passive management, see "Indexing Methods" under MORE ON THE FUNDS.

PRIMARY RISKS
The Fund is subject to several risks, any of which could cause investors to lose money. These include:
- Interest rate risk, which is the chance that bond prices overall will decline over short or even long periods due to rising interest rates. Interest rate risk should be low for short-term bonds.
- Income risk, which is the chance that falling interest rates will cause the Fund's income to decline. Income risk is generally higher for short-term bond funds than for long-term bond funds.
- Credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, reducing the Fund's return. Credit risk should be low for the Fund.
- Index sampling risk, which is the chance that the securities selected for the Fund do not provide investment performance matching that of the Index. Index sampling risk for the Fund should be low.



PERFORMANCE/RISK INFORMATION
The following bar chart and table provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year since inception. The table shows how the Fund's average annual total returns for one and five calendar years and since inception compare with those of a market-weighted short-term bond index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

6


              ----------------------------------------------------
                              ANNUAL TOTAL RETURNS
              ----------------------------------------------------
                              1995          12.88%
                              1996           4.55%
                              1997           7.04%
                              1998           7.63%
                              1999           2.08%
              ----------------------------------------------------


     During the period shown in the bar chart, the highest return for a calendar quarter was 3.96% (quarter ended March 31, 1995) and the lowest return for a quarter was -0.29% (quarter ended June 30, 1994).


      -------------------------------------------------------------------------
          AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1999
      -------------------------------------------------------------------------
                                                                      SINCE
                                              1 YEAR   5 YEARS     INCEPTION*
      -------------------------------------------------------------------------
      Vanguard Short-Term Bond Index Fund      2.08%    6.77%         5.71%
      Lehman Brothers 1-5 Year Government/
         Corporate Index                       2.09     6.82          5.78
      -------------------------------------------------------------------------
       * March 1, 1994.
      -------------------------------------------------------------------------



FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended December 31, 1999.


      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                         None*
      Sales Charge (Load) Imposed on Reinvested Dividends:              None
      Redemption Fee:                                                   None
      Exchange Fee:                                                     None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                             0.17%
      12b-1 Distribution Fee:                                          None
      Other Expenses:                                                  0.03%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                           0.20%


    *A portfolio transaction fee of 0.15% may apply to aggregate purchases over $50 million by a single investor.

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.



               -------------------------------------------------
                 1 YEAR      3 YEARS    5 YEARS      10 YEARS
               -------------------------------------------------
                   $20         $64       $113          $255
               -------------------------------------------------


     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS                        NEWSPAPER ABBREVIATION
Dividends are declared daily and distributed on    STBond
the first business day of each month; capital
gains, if any, are distributed annually in         VANGUARD FUND NUMBER
December                                           132

INVESTMENT ADVISER                                 CUSIP NUMBER
The Vanguard Group, Valley Forge, Pa.,             921937207
since inception
                                                   TICKER SYMBOL
INCEPTION DATE                                     VBISX
March 1, 1994

NET ASSETS AS OF DECEMBER 31, 1999
$1.16 billion
--------------------------------------------------------------------------------

8

FUND PROFILE--VANGUARD(R) INTERMEDIATE-TERM BOND INDEX FUND

The following profile summarizes key features of Vanguard Intermediate-Term Bond Index Fund.

INVESTMENT OBJECTIVE
The Fund seeks to match the performance of a market-weighted bond index with an intermediate-term dollar-weighted average maturity.

INVESTMENT STRATEGIES
The Fund employs a "passively managed"-- or index--investment approach, by holding a sample of bonds that seeks to match the performance of the Lehman Brothers 5-10 Year Government/Corporate Bond Index. This Index includes all U.S. government, investment-grade corporate, and international dollar-denominated bonds, all with maturities between 5 and 10 years.
     The Fund invests at least 65% of its total assets in bonds represented in the Index. The remainder of its assets may be invested outside the Index, in bonds whose characteristics and risks--including maturity, credit quality, and issuer type--are similar to those of the Index. To the extent the Fund invests outside the Index, it may employ active management strategies. The Index and non-Index securities, in combination, will have characteristics and risks similar to the Index. The Fund maintains a dollar-weighted average maturity of between 5 and 10 years. For more information about passive management, see "Indexing Methods" under MORE ON THE FUNDS.

PRIMARY RISKS
The Fund is subject to several risks, any of which could cause investors to lose money. These include:

- Interest rate risk, which is the chance that bond prices overall will decline over short or even long periods due to rising interest rates. Interest rate risk should be moderate for intermediate-term bond funds.
- Income risk, which is the chance that falling interest rates will cause the Fund's income to decline. Income risk should be moderate for intermediate-term bond funds.
- Credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, reducing the Fund's return. Credit risk should be low for the Fund.
- Index sampling risk, which is the chance that the securities selected for the Fund do not provide investment performance matching that of the Index. Index sampling risk for the Fund should be low.



PERFORMANCE/RISK  INFORMATION
The following bar chart and table provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year since inception. The table shows how the Fund's average annual total returns for one and five calendar years and since inception compare with those of a market-weighted intermediate-term bond index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

               ----------------------------------------------------
                              ANNUAL TOTAL RETURNS
              ----------------------------------------------------
                              1995          21.07%
                              1996           2.55%
                              1997           9.41%
                              1998          10.09%
                              1999          -3.00%
              ----------------------------------------------------


     During the period shown in the bar chart, the highest return for a calendar quarter was 7.37% (quarter ended June 30, 1995) and the lowest return for a quarter was -2.52% (quarter ended March 31, 1996).



      -------------------------------------------------------------------------
          AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1999
      -------------------------------------------------------------------------
                                                                      SINCE
                                              1 YEAR   5 YEARS     INCEPTION*
      -------------------------------------------------------------------------
      Vanguard Intermediate-Term Bond
         Index Fund                           -3.00%    7.72%        6.05%
      Lehman Brothers 5-10 Year Government/
          Corporate Index                     -2.88     7.86         6.15
      -------------------------------------------------------------------------
       * March 1, 1994.
      -------------------------------------------------------------------------



FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended December 31, 1999.



      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                          None*
      Sales Charge (Load) Imposed on Reinvested Dividends:               None
      Redemption Fee:                                                    None
      Exchange Fee:                                                      None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                              0.17%
      12b-1 Distribution Fee:                                            None
      Other Expenses:                                                   0.03%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                            0.20%


    *A portfolio transaction fee of 0.23% may apply to aggregate purchases over $50 million by a single investor.

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.



               -------------------------------------------------
                1 YEAR      3 YEARS    5 YEARS      10 YEARS
               -------------------------------------------------
                  $20         $64       $113         $255
               -------------------------------------------------


     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS                        NEWSPAPER ABBREVIATION
Dividends are declared daily and distributed on    ITBond
the first business day of each month; capital
gains, if any, are distributed annually in         VANGUARD FUND NUMBER
December                                           314

INVESTMENT ADVISER                                 CUSIP NUMBER
The Vanguard Group, Valley Forge, Pa.,             921937306
since inception                                    TICKER SYMBOL
                                                   VBIIX
INCEPTION DATE
March 1, 1994

NET ASSETS AS OF DECEMBER 31, 1999
$1.45 billion
--------------------------------------------------------------------------------

FUND PROFILE--VANGUARD(R) LONG-TERM BOND INDEX FUND

The following profile summarizes key features of Vanguard Long-Term Bond Index Fund.

INVESTMENT OBJECTIVE
The Fund seeks to match the performance of a market-weighted bond index with a long-term dollar-weighted average maturity.

INVESTMENT STRATEGIES
The Fund employs a "passively managed"--or index--investment approach, by holding a sample of bonds that seeks to match the performance of the Lehman Brothers Long Government/Corporate Bond Index. This Index is made up of all U.S. government, investment-grade corporate, and international dollar-denominated bonds, all with maturities greater than 10 years.
     The Fund invests at least 65% of its total assets in bonds represented in the Index. The remainder of its assets may be invested outside the Index, in bonds whose characteristics--including maturity, credit quality, and issuer type--are similar to those of the Index. To the extent that the Fund invests outside the Index, it may employ active management strategies. The Index and non-Index securities, in combination, will have characteristics and risks similar to the Index. The Fund maintains a dollar-weighted average maturity of between 20 and 30 years. For more information about passive management, see "Indexing Methods" under MORE ON THE FUNDS.

PRIMARY RISKS
The Fund is subject to several risks, any of which could cause investors to lose money. These include:


- Interest rate risk, which is the chance that bond prices overall will decline over short or even long periods due to rising interest rates. Interest rate risk is generally high for long-term bond funds.
- Income risk, which is the chance that falling interest rates will cause the Fund's income to decline. Income risk is generally lower for long-term bond funds than for short-term bond funds.
- Credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, reducing the Fund's return. Credit risk should be low for the Fund.
- Index sampling risk, which is the chance that the securities selected for the Fund do not provide investment performance matching that of the Index. Index sampling risk for the Fund should be low.



PERFORMANCE/RISK INFORMATION
The following bar chart and table provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year since inception. The table shows how the Fund's average annual total returns for one and five calendar years and since inception compare with those of a market-weighted long-term bond index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

12

               ----------------------------------------------------
                              ANNUAL TOTAL RETURNS
               ----------------------------------------------------
                              1995          29.72%
                              1996          -0.26%
                              1997          14.30%
                              1998          11.98%
                              1999          -7.85%
               ----------------------------------------------------


     During the period shown in the bar chart, the highest return for a calendar quarter was 10.26% (quarter ended June 30, 1995) and the lowest return for a quarter was -6.17% (quarter ended March 31, 1996).


      -------------------------------------------------------------------------
          AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1999
      -------------------------------------------------------------------------
                                                                      SINCE
                                              1 YEAR   5 YEARS     INCEPTION*
      -------------------------------------------------------------------------
      Vanguard Long-Term Bond Index Fund      -7.85%    8.82%        6.66%
      Lehman Brothers Long Government/
          Corporate Index                     -7.65     8.99         6.78
      -------------------------------------------------------------------------
       * March 1, 1994.
      -------------------------------------------------------------------------



FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended December 31, 1999.


      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                         None*
      Sales Charge (Load) Imposed on Reinvested Dividends:              None
      Redemption Fee:                                                   None
      Exchange Fee:                                                     None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                             0.17%
      12b-1 Distribution Fee:                                          None
      Other Expenses:                                                  0.03%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                           0.20%


    *A portfolio transaction fee of 0.21% may apply to aggregate purchases over $10 million by a single investor.

13

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.


               -------------------------------------------------
                1 YEAR      3 YEARS    5 YEARS      10 YEARS
               -------------------------------------------------
                 $20         $64       $113         $255
               -------------------------------------------------


     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS                        NEWSPAPER ABBREVIATION
Dividends are declared daily and distributed on    LTBond
the first business day of each month; capital
gains, if any, are distributed annually in         VANGUARD FUND NUMBER
December                                           522

INVESTMENT ADVISER                                 CUSIP NUMBER
The Vanguard Group, Valley Forge, Pa.,             921937405
since inception
                                                   TICKER SYMBOL
                                                   VBLTX
INCEPTION DATE
March 1, 1994

NET ASSETS AS OF DECEMBER 31, 1999
$313 million
--------------------------------------------------------------------------------

14

MORE ON THE FUNDS

The following sections discuss other important features of Vanguard Bond Index Funds, including indexing methods, security selection, additional risk information, costs and market-timing, turnover rate, and other investment policies and risks.

WHY INVEST IN INDEX FUNDS?

Index funds appeal to many investors for a number of reasons:


- Variety of investments. Vanguard index funds generally invest in a wide variety of companies and industries.
- Relative performance consistency. Because they seek to track market benchmarks, index funds by definition should not perform dramatically better or worse than their target indexes.
- Low cost. Index funds are inexpensive to run as compared to actively managed funds. They have lower research costs and keep trading activity, and thus trading costs, to a minimum.

INDEXING METHODS


In seeking to track a particular index, an index fund generally uses one of two methods to select the stocks or bonds in which it invests.
     Some index funds hold each stock or bond found in their target indexes in about the same proportions as represented in the indexes themselves. This is called a "replication" method. For example, if 5% of the S&P 500 Index were made up of the stock of a specific company, a fund tracking that index would invest about 5% of its assets in that company.
     Other index funds may use a different security selection process. Because it would be impractical to buy and sell all of the securities held in certain indexes (the Lehman Brothers Aggregate Bond Index, for example, included more than 5,500 bonds as of December 31, 1999), many funds tracking these larger indexes use a "sampling" technique. Using sophisticated computer programs, these funds select securities that will recreate their target indexes in terms of duration, cash flow distribution, sector and quality weights, and other characteristics. For instance, if 30% of the Lehman Brothers Aggregate Bond Index were made up of mortgage-backed securities, the Total Bond Market Index Fund would invest about 30% of its assets in mortgage-backed securities that have similar characteristics as a group to those in the Index. Each of the Vanguard Bond Index Funds employs this method of indexing.
     The following table shows the number of bonds held by each of the Funds, and the number of bonds in each Fund's target index as of December 31, 1999.

--------------------------------------------------------------------------------
FUND                    NUMBER OF BONDS HELD   NUMBER OF BONDS IN TARGET INDEX
--------------------------------------------------------------------------------
Total Bond Market Index        721                         5,545
Short-Term Bond Index          270                         1,874
Intermediate-Term Bond Index   192                         1,415
Long-Term Bond Index           190                         1,385
--------------------------------------------------------------------------------



CORPORATE SUBSTITUTION STRATEGY

In "sampling" its target index, each Fund has the flexibility to overweight particular types of bonds relative to their representation in the index. For the Total Bond Market Index and Short-Term Bond Index Funds, this normally involves substituting corporate bonds for government bonds of the same maturity. The corporate substitution strategy increases a

Fund's income, but also marginally increases exposure to credit risk, which is explained on page 18. The Funds limit corporate substitutions to bonds with less than approximately 4 years' remaining maturity, and each Fund will limit corporate substitutions to approximately 15% of its net assets.

SECURITY SELECTION
The Total Bond Index Fund invests at least 80% of its total assets in securities included in its target index. The other Funds invest at least 65% of their total assets in securities included in their target indexes. Each Fund's target index is actually a subset of the Lehman Brothers Aggregate Bond Index (except for the Total Bond Index Fund, whose target index is the Lehman Brothers Aggregate Bond Index). This Index measures the total universe of investment-grade fixed-income securities in the U.S.--including government, corporate, mortgage-backed, asset-backed, and international dollar-denominated bonds, all with maturities over 1 year.

As of December 31, 1999, each Fund's target index was composed of the following types of bonds:


--------------------------------------------------------------------------------
                           TARGET INDEX COMPOSITION
                    ------------------------------------
                                                             INTERNATIONAL
                             U.S.                  MORTGAGE-    DOLLAR-
FUND                      GOVERNMENT   CORPORATE    BACKED    DENOMINATED  TOTAL
--------------------------------------------------------------------------------
Total Bond Market Index      41.6%       18.2%       35.6%       4.6%       100%
Short-Term Bond Index        74.0        20.3         0.0        5.7        100
Intermediate-Term Bond Index 52.5        35.5         0.0       12.0        100
Long-Term Bond Index         63.6        30.2         0.0        6.2        100
--------------------------------------------------------------------------------


An explanation of each type of bond follows:
- U.S. government securities include U.S. Treasury and agency bonds, which represent loans by investors to the U.S. Treasury Department or a wide variety of governmental agencies and instrumentalities. Timely payment of principal and interest on U.S. Treasury bonds is always guaranteed by the full faith and credit of the U.S. government; many (but not all) agency bonds have the same guarantee.
- Corporate bonds are IOUs issued by businesses that want to borrow money for some purpose--often to develop a new product or service, to expand into a new market, or to buy another company. As with other types of bonds, the issuer promises to repay the principal on a specific date and to make interest payments in the meantime. The amount of interest offered depends on market conditions and also on the financial health of the corporation issuing the bonds; a company whose credit rating is not strong will have to offer a higher interest rate to obtain buyers for its bonds. (Note: The Bond Index Funds expect to invest only in investment-grade corporate bonds, which are corporate bonds rated in one of the four highest rating categories by independent bond-rating agencies).

- Mortgage-backed securities represent interests in pools of mortgages. Unlike ordinary bonds, which generally pay a fixed rate of interest at regular intervals and then pay principal upon maturity, mortgage-backed securities pay both interest and principal as part of their regular payments. Because the mortgages underlying the securities can be prepaid at any time by homeowners or corporate borrowers, mortgage-backed securities are subject to prepayment risk, discussed later in this prospectus. These types of securities are issued by a number of government agencies, including the Government National

16


Mortgage  Association  (GNMA or "Ginnie  Mae"),  the Federal Home Loan  Mortgage
Corporation (FHLMC), and the Federal National Mortgage Association (FNMA or "Fannie Mae"). GNMAs are guaranteed by the full faith and credit of the U.S. government as to the timely payment of principal and interest; mortgage-backed securities issued by other government agencies or private corporations are not. (Note: The Total Bond Market Index Fund may also invest to a lesser extent in conventional mortgage securities, which are packaged by private corporations and are not guaranteed by the U.S. government.)

- International dollar-denominated bonds (or yankee bonds) are bonds denominated in U.S. dollars issued by foreign governments and companies. Because the bond's value is designated in dollars rather than the currency of the issuer's country, the investor is not exposed to currency risk; rather, the issuer assumes that risk, usually in order to attract U.S. investors.


--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                           BONDS AND INTEREST RATES
As a rule, when interest rates rise, bond prices fall. The opposite is also true: Bond prices go up when interest rates fall. Why do bond prices and interest rates move in opposite directions? Let's assume that you hold a bond offering a 5% yield. A year later, interest rates are on the rise and bonds are offered with a 6% yield. With higher-yielding bonds available, you would have trouble selling your 5% bond for the price you paid--causing you to lower your asking price. On the other hand, if interest rates were falling and 4% bonds were being offered, you should be able to sell your 5% bond for more than you paid.
--------------------------------------------------------------------------------


ADDITIONAL RISK INFORMATION
The Funds are subject to several risks associated with investments in bonds.


[FLAG] EACH FUND IS SUBJECT TO INTEREST RATE RISK, WHICH IS THE CHANCE THAT BOND
     PRICES OVERALL WILL DECLINE OVER SHORT OR EVEN LONG PERIODS DUE TO RISING INTEREST RATES. INTEREST RATE RISK SHOULD BE LOW FOR SHORTER-TERM BONDS, MODERATE FOR INTERMEDIATE-TERM BOND FUNDS, AND HIGH FOR LONGER-TERM BOND FUNDS.


Changes in interest rates will affect bond income as well as bond prices.


[FLAG]EACH  FUND IS SUBJECT TO INCOME  RISK,  WHICH IS THE CHANCE  THAT A FUND'S
     DIVIDENDS (INCOME) WILL DECLINE DUE TO FALLING INTEREST RATES. INCOME RISK IS GENERALLY HIGHER FOR SHORT-TERM BOND FUNDS AND LOWER FOR LONG-TERM BOND FUNDS.


     In the past, bond investors have seen the value of their investment rise and fall--sometimes significantly--with changes in interest rates. Between December 1976 and September 1981, for instance, rising interest rates caused long-term bond prices to fall by almost 48%.

                                                                              17
     Because each Fund invests mainly in bonds, changes in interest rates will impact, to varying degrees, the value of each Fund's assets. To illustrate how much of an impact, thefollowing table shows the effect of a 1% and a 2% change (both up and down) in interest rates on three bonds with a face value of $1,000; each has a different maturity.



--------------------------------------------------------------------------------
                              HOW INTEREST RATE CHANGES AFFECT THE
                                    VALUE OF A $1,000 BOND
-------------------------------------------------------------------------------
                           AFTER A 1%   AFTER A 1%   AFTER A 2%    AFTER A 2%
TYPE OF BOND (MATURITY)     INCREASE     DECREASE     INCREASE      DECREASE
-------------------------------------------------------------------------------
Short-Term (2.5 years)        $978        $1.023        $956         $1,046
Intermediate-Term (10 years)   932         1,074         870          1,156
Long-Term (20 years)           901         1,116         816          1,251
-------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                                BOND MATURITIES
A bond is issued with a specific maturity date--the date when the bond's issuer, or seller, must pay back the bond's initial value (known as its "face value"). Bond maturities generally range from less than one year (short-term) to more than 30 years (long-term). The longer a bond's maturity, the more risk you, as a bond investor, face as interest rates rise--but also the more interest you could receive. Long-term bonds are more suitable for investors willing to take greater risks in hope of higher yields; short-term bond investors should be willing to accept lower yields in return for less fluctuation in the value of their investment.
--------------------------------------------------------------------------------

     These figures are for illustration only; you should not regard them as an indication of future returns from the bond market as a whole or any Fund in particular.
     While falling interest rates tend to strengthen bond prices, they can cause other sorts of problems for bond fund investors--bond calls and prepayments.


[FLAG] BECAUSE IT INVESTS IN MORTGAGE-BACKED  SECURITIES,  THE TOTAL BOND MARKET
     INDEX FUND IS SUBJECT TO PREPAYMENT RISK, WHICH IS THE CHANCE THAT DURING PERIODS OF FALLING INTEREST RATES, A HOMEOWNER WILL REPAY A HIGHER-YIELDING MORTGAGE EARLIER THAN SCHEDULED. FORCED TO REINVEST THE UNANTICIPATED PROCEEDS AT LOWER RATES, THE FUND WOULD EXPERIENCE A DECLINE IN INCOME AND LOSE THE OPPORTUNITY FOR ADDITIONAL PRICE APPRECIATION ASSOCIATED WITH FALLING RATES.


     With only a portion of its assets invested in mortgage-backed securities, prepayment risk for the Total Bond Market Index Fund is moderate.

18


[FLAG]EACH  FUND IS  SUBJECT TO CREDIT  RISK,  WHICH IS THE  CHANCE  THAT A BOND
     ISSUER WILL FAIL TO PAY INTEREST AND PRINCIPAL IN A TIMELY MANNER.


--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                                CREDIT QUALITY
A bond's credit quality depends on the issuer's ability to pay interest on the bond and, ultimately, to repay the debt. The lower the rating by one of the independent bond-rating agencies (for example, Moody's or Standard & Poor's), the greater the chance (in the rating agency's opinion) that the bond issuer will default, or fail to meet its payment obligations. All things being equal, the lower a bond's credit rating, the higher its yield should be to compensate investors for assuming additional risk. Bonds rated in one of the four highest rating categories are considered "investment grade." The Funds' Statement of Additional Information includes a detailed description of the credit-rating scales used by major, independent bond-rating agencies.
--------------------------------------------------------------------------------


     The credit quality of each Fund is expected to be very high, and thus credit risk should be low. The following table shows the weighted average credit quality of each Fund's holdings and that of its target index, as rated by Moody's Investors Service, as of December 31, 1999.


         --------------------------------------------------------------
                                        AVERAGE CREDIT QUALITY
                                 --------------------------------------
         FUND                      FUND'S HOLDINGS       TARGET INDEX
         --------------------------------------------------------------
         Total Bond Market Index          Aa1                 Aaa
         Short-Term Bond Index            Aa1                 Aaa
         Intermediate-Term Bond Index     Aa2                 Aaa
         Long-Term Bond Index             Aa1                 Aaa
         --------------------------------------------------------------


[FLAG]EACH FUND IS SUBJECT TO INDEX SAMPLING RISK,  WHICH IS THE CHANCE THAT THE
     SECURITIES SELECTED FOR A FUND DO NOT PROVIDE INVESTMENT PERFORMANCE MATCHING THAT OF THE INDEX. INDEX SAMPLING RISK FOR EACH FUND SHOULD BE LOW.


--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                            THE COSTS OF INVESTING
Costs are an important consideration in choosing a mutual fund. That's because you, as a shareholder, pay the costs of operating a fund, plus any transaction costs associated with the fund's buying and selling of securities. These costs can erode a substantial portion of the gross income or capital appreciation a fund achieves. Even seemingly small differences in fund expenses can, over time, have a dramatic effect on a fund's performance.
--------------------------------------------------------------------------------

     To a limited extent, the Funds are also exposed to event risk, which is the possibility that corporate fixed-income securities held by the Funds may suffer a substantial decline in credit quality and market value due to a corporate restructuring.
     The Funds are generally managed without regard to tax ramifications.

                                                                              19
     To help you distinguish between the Funds and their various risks, a summary table is provided below.


--------------------------------------------------------------------------------
                                              RISKS OF THE FUNDS
                                   ---------------------------------------------
                               INCOME   INTEREST       PREPAYMENT/CALL    CREDIT
FUND                            RISK    RATE RISK           RISK            RISK
--------------------------------------------------------------------------------
Total Bond Market Index       Moderate   Moderate         Moderate           Low
Short-Term Bond Index           High       Low              Low              Low
Intermediate-Term Bond Index  Moderate   Moderate           Low              Low
Long-Term Bond Index            Low        High             Low              Low
--------------------------------------------------------------------------------



COSTS AND MARKET-TIMING
Some investors try to profit from a strategy called market-timing--switching money into investments when they expect prices to rise, and taking money out when they expect prices to fall. As money is shifted in and out, a fund incurs expenses for buying and selling securities. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. Therefore, Vanguard Bond Index Funds have adopted the following policies, among others, to discourage short-term trading:


- Each Fund reserves the right to reject any purchase request--including exchanges from other Vanguard funds--that it regards as disruptive to the efficient management of the Fund. A purchase request could be rejected because of the timing of the investment or because of a history of excessive trading by the investor.
- There is a limit on the number of times you can exchange into and out of a Fund (see "Exchanges" in the INVESTING WITH VANGUARD section).
-    Each Fund reserves the right to stop offering shares at any time.
     THE VANGUARD FUNDS DO NOT PERMIT MARKET-TIMING. DO NOT INVEST IN THESE FUNDS IF YOU ARE A MARKET-TIMER.

TURNOVER RATE

Although the Funds generally seek to invest for the long term, they may sell securities regardless of how long the securities have been held. Shorter-term bonds will mature or be sold, and need to be replaced, more frequently than longer-term bonds. As a result, shorter-term bond funds tend to have higher turnover rates than longer-term bond funds.



--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                 TURNOVER RATE
Before investing in a mutual fund, you should review its turnover rate. This gives an indication of how transaction costs could affect the fund's future returns. In general, the greater the volume of buying and selling by the fund, the greater the impact that brokerage commissions and other transaction costs will have on its return. Also, funds with high turnover rates may be more likely to generate capital gains that must be distributed to shareholders as income subject to taxes. As of December 31, 1999 the average turnover rate for passively managed domestic bond funds was roughly 68%; for all domestic bond funds, the average turnover rate was approximately 150%, according to Morningstar, Inc.
--------------------------------------------------------------------------------

20

OTHER INVESTMENT POLICIES AND RISKS
Besides investing in fixed-income securities comprising its target index, each Fund may invest up to 35% of its total assets, (20% in the case of the Total Bond Market Index Fund), in fixed income securities not in the target index. The Funds may purchase non-public, investment-grade securities, generally referred to as 144A securities, as well as smaller public issues or medium-term notes not included in the index due to the small size of the issue. The vast majority of these securities will have characteristics and risks similar to those in the target indexes. The Short-Term, Intermediate-Term, and Long-Term Bond Index Funds may also purchase securities that are outside of their target indexes, but are within the larger Lehman Brothers Aggregate Bond Index. Each Fund may also purchase money market instruments and certain derivatives in order to manage cash flow into and out of the Fund, reduce the Fund's transaction costs, or add value when these instruments are favorably priced.




--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                                  DERIVATIVES
A derivative is a financial contract whose value is based on (or "derived" from) a traditional security (such as a stock or a bond), an asset (such as a commodity like gold), or a market index (such as the S&P 500 Index). Some futures and options have been trading on regulated exchanges for more than two decades. These "traditional" derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily. It is these characteristics that differentiate futures and options from the relatively new types of derivatives. If used for speculation or as leveraged investments, derivatives can carry considerable risks.
--------------------------------------------------------------------------------



[FLAG] THE FUNDS MAY INVEST, TO A LIMITED EXTENT, IN DERIVATIVES.


     The Funds may invest, to a limited extent, in bond (interest rate) futures and options contracts and other types of derivatives. Losses (or gains) involving futures can sometimes be substantial--in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) for a fund. The Funds will not use futures for speculative purposes or as leveraged investments that magnify the gains or losses of an investment. Each Fund's obligation to purchase securities under futures contracts will not exceed 20% of its total assets. The reasons for which a Fund will invest in futures and options are:

- To keep cash on hand to meet shareholder redemptions or other needs while simulating full investment in bonds.
- To reduce the Fund's transaction costs or add value when these instruments are favorably priced.
     The Funds may also invest in a relatively conservative class of collateralized mortgage obligations (CMOs), which offer a high degree of cashflow predictability and less vulnerability to mortgage prepayment risk. To reduce credit risk, a Fund may purchase these less-risky classes of CMOs only if they are issued by agencies of the U.S. government or, if issued by private companies, carry high-quality, investment-grade ratings.

THE FUNDS AND VANGUARD

Vanguard Bond Index Funds are members of The Vanguard Group, a family of more than 35 investment companies with more than 100 funds holding assets with more than $540 billion. All of the Vanguard funds share in the expenses associated with business operations, such as personnel, office space, equipment, and advertising.
     Vanguard also provides marketing services to the funds. Although shareholders do not pay sales commissions or 12b-1 distribution fees, each fund pays its allocated share of The Vanguard Group's marketing costs.


--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                     VANGUARD'S UNIQUE CORPORATE STRUCTURE
The Vanguard Group is truly a MUTUAL mutual fund company. It is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds. Most other mutual funds are operated by for-profit management companies that may be owned by one person, by a group of individuals, or by investors who own the management company's stock. By contrast, Vanguard provides its services on an "at-cost" basis, and the funds' expense ratios reflect only these costs. No separate management company reaps profits or absorbs losses from operating the funds.
--------------------------------------------------------------------------------



INVESTMENT ADVISER



The Vanguard Group (Vanguard), P.O. Box 2600, Valley Forge, PA 19482, founded in 1975, serves as the Funds' adviser through its Fixed Income Group. As of December 31, 1999, Vanguard served as adviser for about $371.4 billion in assets. Vanguard manages the Funds on an at-cost basis, subject to the control of the Trustees and officers of the Funds. For the fiscal year ended December 31, 1999, the Funds paid advisory fees at an effective annual rate (applied to the average daily net assets of each Fund) of approximately 0.01%.

     The Funds have authorized Vanguard to choose brokers or dealers to handle the purchase and sale of securities for the Funds, and to get the best available price and most favorable execution from these brokers with respect to all transactions. The Funds may direct Vanguard to use a particular broker for certain transactions in exchange for commission rebates or research services provided to the Funds.

22


--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                              THE FUNDS' ADVISER
The individuals responsible for overseeing the Funds' investments are:

IAN A. MACKINNON, Managing Director of Vanguard and head of Vanguard's Fixed Income Group; has worked in investment management since 1974; primary responsibility for Vanguard's internal fixed-income policy and strategy since 1981; B.A., Lafayette College; M.B.A., Pennsylvania State University.

KENNETH E. VOLPERT, CFA, Principal, and head of Vanguard's Bond Index Group; Fund Manager of the Total Bond Market and Intermediate-Term Bond Index Funds since their inception; has worked in investment management since 1981; has managed portfolio investments since 1982; B.S., University of Illinois; M.B.A., University of Chicago.

FELIX B. LIM, Fund Manager of the Short-Term and Long-Term Bond Index Funds since January 2000; has worked in investment management since completing his education in 1996; worked as credit analyst until January 2000; joined Vanguard in January 1999; B.A. and M.S., University of Pennsylvania (Wharton School).
--------------------------------------------------------------------------------



DIVIDENDS, CAPITAL GAINS, AND TAXES

Each Fund distributes to shareholders virtually all of its net income (interest less expenses), as well as any capital gains realized from the sale of its holdings. The Fund's income dividends accrue daily and are distributed on the first business day of every month; capital gains distributions generally occur in December. In addition, the Fund may occasionally be required to make supplemental capital gains distributions at some other time during the year.
     Your dividend and capital gains distributions will be reinvested in additional Fund shares and accumulate on a tax-deferred basis if you are investing through an employer-sponsored retirement or savings plan. You will not owe taxes on these distributions until you begin withdrawals from the plan. You should consult your plan administrator, your plan's Summary Plan Description, or your tax adviser about the tax consequences of plan withdrawals.



--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                                 DISTRIBUTIONS
As a shareholder, you are entitled to your share of the fund's income from interest, and gains from the sale of investments. You receive such earnings as either an income dividend or a capital gains distribution. Income dividends come from interest the fund earns from its money market and bond investments. Capital gains are realized whenever the fund sells securities for higher prices than it paid for them. These capital gains are either short-term or long-term depending on whether the fund held the securities for less than or more than one year.
--------------------------------------------------------------------------------

SHARE PRICE


Each Fund's share price, called its net asset value, or NAV, is calculated each business day after the close of regular trading on the New York Stock Exchange (the NAV is not calculated on holidays or other days when the Exchange is closed). Net asset value per share for the Short-, Intermediate-, and Long-Term Bond Index Funds is computed by adding up the total value of the Fund's investments and other assets, subtracting any of its liabilities (debts), and then dividing by the number of Fund shares outstanding:



                  NET ASSET VALUE = TOTAL ASSETS - LIABILITIES
                                   -------------------------------
                                    NUMBER OF SHARES OUTSTANDING



     The Total Bond Market Index Fund, which offers two classes of shares, computes a separate net asset value for each share class. This is done by dividing the net assets attributed to each class by the number of Fund shares outstanding for each class.

    Knowing the daily net asset value is useful to you as a shareholder because it indicates the current value of your investment. A Fund's NAV, multiplied by the number of shares you own, gives you the dollar amount you would have received had you sold all of your shares back to the Fund that day.
     A NOTE ON PRICING: Each Fund's investments will be priced at their market value when market quotations are readily available. When these quotations are not readily available, investments will be priced at their fair value, calculated according to procedures adopted by the Funds' Board of Trustees.
     Each Fund's share price can be found daily in the mutual fund listings of most major newspapers under the heading "Vanguard Index Funds." Different newspapers use different abbreviations for each Fund, but the most common are TOTBD, STBOND, ITBOND, and LTBOND.


FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand each Fund's financial performance for the past five years, and certain information reflects financial results for a single Fund share in each case. The total returns in each table represent the rate that an investor would have earned or lost each year on an investment in the Funds (assuming reinvestment of all dividends and distributions). This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP, independent accountants, whose report--along with each Fund's financial statements--is included in the Funds' most recent annual report to shareholders. You may have the annual report sent to you without charge by contacting Vanguard.

24



--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                  HOW TO READ THE FINANCIAL HIGHLIGHTS TABLES
This explanation uses the Total Bond Market Index Fund Investor Shares as an example. The Fund began fiscal 1999 with a net asset value (price) of $10.27 per share. During the year, the Fund earned $0.617 per share from investment income (interest and dividends). There was a decline of $0.695 per share in the value of investments held or sold by the Fund.

Shareholders received $0.632 per share in the form of dividend and capital gains distributions. A portion of each year's distributions may come from the prior year's dividend or capital gains.

The earnings decline ($0.078 per share) minus the distributions ($0.632 per share) resulted in a share price of $9.56 at the end of the year. This was a decrease of $0.71 per share (from $10.27 at the beginning of the year to $9.56 at the end of the year). For a shareholder who reinvested the distributions in the purchase of more shares, the total return from the Fund was -0.76% for the year.

As of December 31, 1999, the Fund had $9.48 billion in net assets. For the year, its expense ratio was 0.20% ($2.00 per $1,000 of net assets); and its net investment income amounted to 6.26% of its average net assets. It sold and replaced securities valued at 55% of its net assets.
--------------------------------------------------------------------------------



-------------------------------------------------------------------------------------------------------------------
                                                                 VANGUARD TOTAL BOND MARKET INDEX FUND
                                                                           INVESTOR SHARES
                                                                      YEAR ENDED DECEMBER 31,
                                                  -----------------------------------------------------------------
                                                        1999          1998            1997          1996       1995
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR                    $10.27        $10.09           $9.84        $10.14     $ 9.17
-------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                  .617          .624            .645          .640       .650
 Net Realized and Unrealized Gain (Loss) on
  Investments                                          (.695)         .218            .250         (.300)      .970
                                                  -----------------------------------------------------------------
   Total from Investment Operations                    (.078)         .842            .895          .340      1.620
                                                  -----------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                  (.617)        (.624)          (.645)        (.640)     (.650)
 Distributions from Realized Capital Gains             (.015)        (.038)             --            --         --
                                                  -----------------------------------------------------------------
   Total Distributions                                 (.632)        (.662)          (.645)        (.640)     (.650)
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                          $ 9.56        $10.27          $10.09        $ 9.84     $10.14
===================================================================================================================
TOTAL RETURN                                           -0.76%         8.58%           9.44%         3.58%     18.18%
===================================================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Year (Millions)                   $9,477        $7,765          $5,129        $2,962     $2,405
 Ratio of Total Expenses to Average Net Assets          0.20%         0.20%           0.20%         0.20%      0.20%
 Ratio of Net Investment Income to
  Average Net Assets                                    6.26%         6.10%           6.54%         6.54%      6.66%
 Turnover Rate                                            55%          57%*             39%           39%        36%
===================================================================================================================

 *Turnover rate excluding in-kind redemptions was 56%.

25


-------------------------------------------------------------------------------------------------------------------
                                                                 VANGUARD SHORT-TERM BOND INDEX FUND
                                                                      YEAR ENDED DECEMBER 31,
                                                       ------------------------------------------------------------
                                                        1999          1998            1997          1996       1995
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR                    $10.10        $10.00          $ 9.92        $10.07     $ 9.50
-------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                  .539          .574            .597          .587       .623
 Net Realized and Unrealized Gain (Loss) on
  Investments                                          (.336)         .168            .080         (.146)      .570
                                                       ------------------------------------------------------------
   Total from Investment Operations                     .203          .742            .677          .441      1.193
                                                        -----------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                  (.539)        (.574)          (.597)        (.587)     (.623)
 Distributions from Realized Capital Gains             (.034)        (.068)             --         (.004)        --
                                                       ------------------------------------------------------------
   Total Distributions                                 (.573)        (.642)          (.597)        (.591)     (.623)
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                          $ 9.73        $10.10          $10.00        $ 9.92     $10.07
===================================================================================================================
TOTAL RETURN                                            2.08%         7.63%           7.04%         4.55%     12.88%
===================================================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Year (Millions)                   $1,156          $709            $446          $328       $208
 Ratio of Total Expenses to Average Net Assets          0.20%         0.20%           0.20%         0.20%      0.20%
 Ratio of Net Investment Income to
  Average Net Assets                                    5.48%         5.68%           6.03%         5.93%      6.28%
 Turnover Rate                                           108%          112%             88%           65%        65%
===================================================================================================================



-------------------------------------------------------------------------------------------------------------------
                                                                 VANGUARD INTERMEDIATE-TERM BOND
                                                                             INDEX FUND
                                                                      YEAR ENDED DECEMBER 31,
                                                       ------------------------------------------------------------
                                                        1999          1998            1997          1996       1995
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR                    $10.48        $10.20          $ 9.96        $10.37     $ 9.18
-------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                  .628          .647            .661          .648       .661
 Net Realized and Unrealized Gain (Loss) on
  Investments                                          (.936)         .353            .240         (.406)     1.217
                                                       ------------------------------------------------------------
   Total from
    Investment Operations                              (.308)        1.000            .901          .242      1.878
                                                       ------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                  (.628)        (.647)          (.661)        (.648)     (.661)
 Distributions from
  Realized Capital Gains                               (.034)        (.073)             --         (.004)     (.027)
                                                       ------------------------------------------------------------
   Total Distributions                                 (.662)        (.720)          (.661)        (.652)     (.688)
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                          $ 9.51        $10.48          $10.20        $ 9.96     $10.37
===================================================================================================================
TOTAL RETURN                                           -3.00%        10.09%           9.41%         2.55%     21.07%
===================================================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Year (Millions)                   $1,449        $1,102            $687          $460       $346
 Ratio of Total
  Expenses to Average Net Assets                        0.20%         0.20%           0.20%         0.20%      0.20%
 Ratio of Net Investment Income to
  Average Net Assets                                    6.33%         6.23%           6.64%         6.54%      6.55%
 Turnover Rate                                           120%           77%             56%           80%        71%
===================================================================================================================

26


-------------------------------------------------------------------------------------------------------------------
                                                                      VANGUARD LONG-TERM BOND INDEX FUND
                                                                            YEAR ENDED DECEMBER 31,
                                                       ------------------------------------------------------------
                                                        1999          1998            1997          1996       1995
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR                    $11.32        $10.78          $10.08        $10.82     $ 8.96
-------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                  .662          .666            .678          .674       .692
 Net Realized and Unrealized Gain (Loss) on
   Investments                                        (1.531)         .588            .700         (.731)     1.884
                                                       ------------------------------------------------------------
   Total from Investment Operations                    (.869)        1.254           1.378         (.057)     2.576
                                                       ------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                  (.662)        (.666)          (.678)        (.674)     (.692)
 Distributions from Realized Capital Gains             (.019)        (.048)             --         (.009)     (.024)
                                                       ------------------------------------------------------------
   Total Distributions                                 (.681)        (.714)          (.678)        (.683)     (.716)
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                          $ 9.77        $11.32          $10.78        $10.08     $10.82
===================================================================================================================
TOTAL RETURN                                           -7.85%        11.98%          14.30%        -0.26%     29.72
===================================================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Year (Millions)                     $313          $210             $88           $44        $24
 Ratio of Total Expenses to Average Net Assets          0.20%         0.20%           0.20%         0.20%      0.20%
 Ratio of Net Investment Income to
  Average Net Assets                                   6.39%          6.01%           6.66%         6.75%      6.90%
 Turnover Rate                                            61%           57%             58%           46%        45%
===================================================================================================================


























"Standard & Poor's (R) ," "S&P (R) ," "S&P 500 (R) ," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc.

27

INVESTING WITH VANGUARD

One or more of the Funds is an investment option in your retirement or savings plan. Your plan administrator or your employee benefits office can provide you with detailed information on how to participate in your plan and how to elect a Fund as an investment option.
- If you have any questions about a Fund or Vanguard, including those about a Fund's investment objective, strategies, or risks, contact Vanguard's Participant Access Center, toll-free, at 1-800-523-1188.
- If you have questions about your account, contact your plan administrator or the organization that provides recordkeeping services for your plan.


INVESTMENT OPTIONS AND ALLOCATIONS
Your plan's specific provisions may allow you to change your investment selections, the amount of your contributions, or how your contributions are allocated among the investment choices available to you. Contact your plan administrator or employee benefits office for more details.


TRANSACTIONS
Contributions, exchanges, or redemptions of a Fund's shares are processed as soon as they have been received by Vanguard in good order. Good order means that your request includes complete information on your contribution, exchange, or redemption, and that Vanguard has received the appropriate assets.
     In all cases, your transaction will be based on a Fund's next-determined net asset value after Vanguard receives your request (or, in the case of new contributions, the next-determined net asset value after Vanguard receives the order from your plan administrator). As long as this request is received before the close of trading on the New York Stock Exchange, generally 4 p.m. Eastern time, you will receive that day's net asset value. You will begin earning dividends on your investment the following business day.


EXCHANGES
The exchange privilege (your ability to redeem shares from one fund to purchase shares of another fund) may be available to you through your plan. Although we make every effort to maintain the exchange privilege, Vanguard reserves the right to revise or terminate this privilege, limit the amount of an exchange or reject any exchange, at any time, without notice. Because excessive exchanges can potentially disrupt the management of a Fund and increase its transaction costs, Vanguard limits participant exchange activity to no more than FOUR SUBSTANTIVE "ROUND TRIPS" THROUGH A FUND (at least 90 days apart) during any 12-month period. A "round trip" is a redemption from a Fund followed by a purchase back into the Fund. "Substantive" means a dollar amount that Vanguard determines, in its sole discretion, could adversely affect the management of a Fund.
     Before making an exchange to or from another fund available in your plan, consider the following:
- Certain investment options, particularly funds made up of company stock or investment contracts, may be subject to unique restrictions.
- Make sure to read that fund's prospectus. Contact Vanguard's Participant Access Center, toll-free, at 1-800-523-1188 for a copy.
- Vanguard can accept exchanges only as permitted by your plan. Contact your plan administrator for details on the exchange policies that apply to your plan.

28

ACCESSING FUND INFORMATION BY COMPUTER

--------------------------------------------------------------------------------
VANGUARD ON THE WORLD WIDE WEB www.vanguard.com
Use your personal computer to visit Vanguard's education-oriented website, which provides timely news and information about Vanguard funds and services; an online "university" that offers a variety of mutual fund classes; and
easy-to-use, interactive tools to help you create your own investment and retirement strategies.
--------------------------------------------------------------------------------

GLOSSARY OF INVESTMENT TERMS


ACTIVE MANAGEMENT
An investment approach that seeks to exceed the average returns of the financial markets. Active managers rely on research, market forecasts, and their own judgment and experience in selecting securities to buy and sell.

CAPITAL GAINS DISTRIBUTION
Payment to mutual fund shareholders of gains realized on securities that a fund has sold at a profit, minus any realized losses.

CORPORATE BOND
An IOU issued by a business that wants to borrow money. As with other types of bonds, the issuer promises to repay the borrowed money on a specific date and to make interest payments in the meantime.

CREDIT QUALITY
A measure of a bond issuer's ability to pay interest and principal in a timely manner.

DIVIDEND INCOME
Payment to shareholders of income from interest or dividends generated by a fund's investments.

EXPENSE RATIO
The percentage of a fund's average net assets used to pay its expenses. The expense ratio includes management fees, administrative fees, and any 12b-1 distribution fees.

FACE VALUE
The amount to be paid at maturity of a bond; also known as the par value or principal.

INDEX
An unmanaged group of securities whose overall performance is used as a standard to measure investment performance.

INTERNATIONAL DOLLAR-DENOMINATED BOND
A bond denominated in U.S. dollars issued by foreign governments and companies. Because the bond's value is designated in dollars, an investor is not exposed to foreign currency risk.


INVESTMENT GRADE
A bond whose credit quality is considered by independent bond-rating agencies to be sufficient to ensure timely payment of principal and interest under current economic circumstances. Bonds rated in one of the four highest rating categories are considered "investment grade."


MORTGAGE-BACKED SECURITY
A bond or pass-through certificate that represents an interest in an underlying pool of mortgages and is issued by any number of government agencies or private corporations. Unlike ordinary fixed-income securities, mortgage-backed securities pay both interest and principal as part of their regular payments.

NET ASSET VALUE (NAV)
The market value of a mutual fund's total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is called its share value or share price.

PASSIVE MANAGEMENT
A low-cost investment strategy in which a mutual fund attempts to match--rather than outperform--a particular stock or bond market index. Also known as indexing.

TOTAL RETURN
A percentage change, over a specified time period, in a mutual fund's net asset value, with the ending net asset value adjusted to account for the reinvestment of all distributions of dividends and capital gains.

VOLATILITY
The fluctuations in value of a mutual fund or other security. The greater a fund's volatility, the wider the fluctuations between its high and low prices.

YIELD
Income (interest or dividends) earned by an investment, expressed as a percentage of the investment's price.

[SHIP]
[THE VANGUARD GROUP LOGO]
Institutional Division
Post Office Box 2900
Valley Forge, PA 19482-2900

FOR MORE INFORMATION
If you'd like more information about
Vanguard Bond Index Funds, the
following documents are available
free upon request:


ANNUAL/SEMIANNUAL REPORTS TO
SHAREHOLDERS
Additional information about the
Funds' investments is available in
the Funds' annual and semiannual
reports to shareholders.


STATEMENT OF ADDITIONAL
INFORMATION (SAI)
The SAI provides more detailed
information about the Funds.

The current annual and semiannual
reports and the SAI are
incorporated by reference into
(and are thus legally a part of)
this prospectus.

To receive a free copy of the latest
annual or semiannual report or the
SAI, or to request additional
information about the Funds or other
Vanguard funds, please contact us
as follows:


THE VANGUARD GROUP
PARTICIPANT ACCESS CENTER
P.O. BOX 2900
VALLEY FORGE, PA 19482-2900


TELEPHONE:
1-800-523-1188

TEXT TELEPHONE:
1-800-523-8004

WORLD WIDE WEB:
WWW.VANGUARD.COM


INFORMATION PROVIDED BY THE
SECURITIES AND EXCHANGE
COMMISSION (SEC)
You can review and copy
information about the Funds
(including the SAI) at the SEC's
Public Reference Room in
Washington, DC. To find out more
about this public service, call the
SEC at 1-202-942-8090. Reports and
other information about the Funds
are also available on the SEC's
website (www.sec.gov), or you can
receive copies of this information,
for a fee, by electronic request at
the following e-mail address:
publicinfo@sec.gov, or by writing
the Public Reference Section,
Securities and Exchange
Commission, Washington, DC
20549-0102.


Funds' Investment Company Act
file number: 811-4681

(C) 2000 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation,
Distributor.


I084N-04/28/2000

VANGUARD(R)
TOTAL BOND MARKET
INDEX FUND
INSTITUTIONAL SHARES


Prospectus
April 28, 2000

This prospectus contains
financial data for the
Fund through the
fiscal year ended
December 31, 1999.



[A MEMBER OF
THE VANGUARD GROUP LOGO]

VANGUARD TOTAL BOND MARKET INDEX FUND
INSTITUTIONAL SHARES
Prospectus
April 28, 2000


A Bond Index Mutual Fund


--------------------------------------------------------------------------------
CONTENTS
1 AN INTRODUCTION TO INDEX FUNDS        16 INVESTING WITH VANGUARD

2 FUND PROFILE                               16 Services and Account Features

4 ADDITIONAL INFORMATION                     17 Types of Accounts

5 MORE ON THE FUND                           17 Buying Shares

11 THE FUND AND VANGUARD                     19 Redeeming Shares

12 INVESTMENT ADVISER                        22 Transferring Registration

12 DIVIDENDS, CAPITAL GAINS, AND TAXES       22 Fund and Account Updates

14 SHARE PRICE                               23 Mandatory Conversion to Investor
                                                Shares
14 FINANCIAL HIGHLIGHTS
                                         GLOSSARY (inside back cover)
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
WHY READING THIS PROSPECTUS IS IMPORTANT
This prospectus explains the objectives, risks, and strategies of Vanguard Total Bond Market Index Fund Institutional Shares. To highlight terms and concepts important to mutual fund investors, we have provided ''Plain Talk (R) '' explanations along the way. Reading the prospectus will help you to decide whether the Fund is the right investment for you. We suggest that you keep it for future reference.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 IMPORTANT NOTE
The Total Bond Market Index Fund offers two separate classes of shares: Investor and Institutional. This prospectus offers the Fund's Institutional Shares, which have an investment minimum of $10 million and generally are not available to investors who require special employee benefit plan services. Please call Vanguard at 1-800-662-7447 to obtain a separate prospectus that offers the Fund's Investor Shares, which have an investment minimum of $3,000 ($1,000 for
IRAs).
     The Fund's separate share classes have different expenses; as a result, their investment performances will vary. UNLESS OTHERWISE NOTED, ALL REFERENCES IN THIS PROSPECTUS TO FEES, EXPENSES, AND INVESTMENT PERFORMANCE RELATE SPECIFICALLY TO INSTITUTIONAL SHARES.
-------------------------------------------------------------------------------


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INTRODUCTION TO INDEX FUNDS


WHAT IS INDEXING?

An index is an unmanaged group of securities whose overall performance is used as a standard to measure the investment performance of a particular market. An index (or "passively managed") fund tries to match, as closely as possible, the performance of an established target index. The fund does this by holding either all or a representative sample of the securities in the index. KEEP IN MIND THAT AN INDEX FUND HAS OPERATING EXPENSES AND TRANSACTION COSTS; A MARKET INDEX DOES NOT. THEREFORE, AN INDEX FUND--WHILE EXPECTED TO TRACK ITS TARGET INDEX AS CLOSELY AS POSSIBLE--WILL TYPICALLY BE UNABLE TO MATCH THE PERFORMANCE OF THE INDEX EXACTLY.

     Bond index funds may seek to track indexes that hold a certain type of bond--such as short-term or long-term bonds--or they may seek to track indexes that consist of a broader range of bonds--for example, the entire U.S. bond market.
     Index funds do not have active managers, who buy and sell securities based on research and analysis. Rather, index funds are passively managed. To the extent they invest in securities that are not in their target indexes, they may be viewed as enhanced or actively managed. The more the securities outside the index are like those inside the index (e.g., for bond funds in terms of sector, credit quality, etc.), the more likely that a fund will track its target index.
     This prospectus contains information about Vanguard Total Bond Market Index Fund Institutional Shares.

2

FUND PROFILE

The following profile summarizes key features of Vanguard Total Bond Market Index Fund Institutional Shares.

INVESTMENT OBJECTIVE
The Fund seeks to match the performance of a broad, market-weighted bond index.

INVESTMENT STRATEGIES
The Fund employs a "passively managed"--or index--investment approach, by holding a mix of bonds that seeks to match the performance of the Lehman Brothers Aggregate Bond Index. This Index measures the total universe of public investment-grade fixed-income securities in the U.S.--including government, corporate, mortgage-backed, asset-backed, and international dollar-denominated bonds, all with maturities of over 1 year.
     The Fund invests at least 80% of its total assets in bonds represented in the Index. The remainder of its assets may be invested outside the Index, in securities whose characteristics and risks are similar to those in the Index. To the extent that the Fund invests outside the Index, it may employ active management strategies. The Index and non-Index securities, in combination, will have characteristics and risks similar to the Index. The Fund maintains a dollar-weighted average maturity of between 5 and 10 years. For more information about passive management, see "Indexing Methods" under MORE ON THE FUND.

PRIMARY RISKS
The Fund is subject to several risks, any of which could cause investors to lose money. These include:


- Interest rate risk, which is the chance that bond prices overall will decline over short or even long periods due to rising interest rates. Interest rate risk should be least for shorter-term bond funds, and greatest for longer-term bond funds.
- Income risk, which is the chance that falling interest rates will cause the Fund's income to decline. Income risk is generally higher for short-term bond funds, and lower for long-term bond funds.
- Credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, reducing the Fund's return. Credit risk should be low for the Fund.
- Prepayment risk, which is the chance that during periods of falling interest rates, a mortgage-backed bond issuer will repay a higher-yielding bond before its maturity date because the underlying mortgages have been paid off ahead of schedule. If this were to occur, the Fund would lose the opportunity for additional price appreciation, and would be forced to reinvest the unanticipated proceeds at lower interest rates. As a result, the Fund would experience a decline in income.
- Index sampling risk, which is the chance that the securities selected for the Fund do not provide investment performance matching that of the Index. Index sampling risk for the Fund should be low.


PERFORMANCE/RISK INFORMATION
The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows the Fund's performance in each calendar year since inception. The table shows how the Fund's average annual total returns for one calendar year and since inception compare with those of a broad-based bond market index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

              ----------------------------------------------------
                   ANNUAL TOTAL RETURNS--INSTITUTIONAL SHARES
              ----------------------------------------------------
                              1996      3.68%
                              1997      9.55%
                              1998      8.69%
                              1999     -0.66%
              ----------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was 4.43% (quarter ended December 31, 1995) and the lowest return for a quarter was -1.88% (quarter ended March 31, 1996).


      -------------------------------------------------------------------------
          AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1999
      -------------------------------------------------------------------------
                                                             SINCE
                                              1 YEAR       INCEPTION*
      -------------------------------------------------------------------------
      Vanguard Total Bond Market Index Fund   -0.66%         5.97%
      Lehman Brothers Aggregate Bond Index    -0.82          5.90
      -------------------------------------------------------------------------
       * September 18, 1995.
      -------------------------------------------------------------------------


FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended December 31, 1999.


      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                  None*
      Sales Charge (Load) Imposed on Reinvested Dividends:       None
      Redemption Fee:                                            None
      Exchange Fee:                                              None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the
      Fund's assets)
      Management Expenses:                                       0.07%
      12b-1 Distribution Fee:                                    None
      Other Expenses:                                            0.03%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                     0.10%

    *A portfolio transaction fee of 0.18% may apply to aggregate purchases over $250 million by a single investor.

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's Institutional Shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.



               -------------------------------------------------
                1 YEAR      3 YEARS    5 YEARS      10 YEARS
               -------------------------------------------------
                  $10         $32        $56         $128
               -------------------------------------------------



     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.


--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                                 FUND EXPENSES
All mutual funds have operating expenses. These expenses, which are deducted from a fund's gross income, are expressed as a percentage of the net assets of the fund. Vanguard Total Bond Market Index Fund Institutional Shares' expense ratio in fiscal year 1999 was 0.10%, or $1.00 per $1,000 of average net assets. The average passively managed domestic bond fund had expenses in 1999 of 0.68%, or $6.80 per $1,000 of average net assets, according to Lipper Inc., which reports on the mutual fund industry. Management expenses, which are one part of operating expenses, include investment advisory fees as well as other costs of managing a fund--such as account maintenance, reporting, accounting, legal, and other administrative expenses.
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS                        NEWSPAPER ABBREVIATION
Dividends are declared daily and distributed on    TotBdIst
the first business day of each month; capital
gains, if any, are distributed annually in         VANGUARD FUND NUMBER
December                                           222

INVESTMENT ADVISER                                 CUSIP NUMBER
The Vanguard Group, Valley Forge, Pa.,             921937504
since inception
                                                   TICKER SYMBOL
INCEPTION DATE                                     VBTIX
September 18, 1995

NET ASSETS (ALL SHARE CLASSES)
AS OF DECEMBER 31, 1999
$12.68 billion
--------------------------------------------------------------------------------

MORE ON THE FUND
The following sections discuss other important features of Vanguard Total Bond Market Index Fund Institutional Shares, including who should invest, indexing methods, security selection, additional risk information, turnover rate, and other investment policies and risks.

WHO SHOULD INVEST

The Fund may be a suitable investment for you if:
- You are an individual or institutional investor and wish to add a bond index fund to your existing holdings, which could include other bond investments as well as stock, money market, and tax-exempt investments.
- You are seeking a diversified, low-cost way to invest in the entire U.S. bond market.
-    You are seeking growth of capital over the long-term--at least five years.
-    You are willing to tolerate fluctuations in share price.



--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                            COSTS AND MARKET-TIMING
Some investors try to profit from market-timing--switching money into investments when they expect prices to rise, and taking money out when they expect the market to fall. As money is shifted in and out, a fund incurs expenses for buying and selling securities. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. Therefore, the Fund discourages short-term trading by, among other things, limiting the number of exchanges it permits.
--------------------------------------------------------------------------------

     THE VANGUARD FUNDS DO NOT PERMIT MARKET-TIMING. DO NOT INVEST IN THIS FUND IF YOU ARE A MARKET-TIMER.

The Fund has adopted the following policies, among others, to discourage short-term trading:


- The Fund reserves the right to reject any purchase request--including exchanges from other Vanguard funds--that it regards as disruptive to the efficient management of the Fund. A purchase request could be rejected because of the timing of the investment or because of a history of excessive trading by the investor.
- There is a limit on the number of times you can exchange into and out of the Fund (see "Redeeming Shares" in the INVESTING WITH VANGUARD section).
-    The Fund reserves the right to stop offering shares at any time.

WHY INVEST IN INDEX FUNDS?

Index funds appeal to many investors for a number of reasons:


- Variety of investments. Vanguard index funds generally invest in a wide variety of companies and industries.
- Relative performance consistency. Because they seek to track market benchmarks, index funds by definition should not perform dramatically better or worse than their target indexes.
- Low cost. Index funds are inexpensive to run as compared to actively managed funds. They have lower research costs and keep trading activity, and thus trading costs, to a minimum.

6


--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                            THE COSTS OF INVESTING
Costs are an important consideration in choosing a mutual fund. That's because you, as a shareholder, pay the costs of operating a fund, plus any transaction costs associated with the fund's buying and selling of securities. These costs can erode a substantial portion of the gross income or capital appreciation a fund achieves. Even seemingly small differences in fund expenses can, over time, have a dramatic effect on a fund's performance.
--------------------------------------------------------------------------------




INDEXING METHODS


In seeking to track a particular index, an index fund generally uses one of two methods to select the stocks or bonds in which it invests.
     Some index funds hold each stock or bond found in their target indexes in about the same proportions as represented in the indexes themselves. This is called a "replication" method. For example, if 5% of the S&P 500 Index were made up of the stock of a specific company, a fund tracking that index would invest about 5% of its assets in that company.
     Other index funds may use a different security selection process. Because it would be impractical to buy and sell all of the securities held in certain indexes (the Lehman Brothers Aggregate Bond Index, for example, included more than 5,500 bonds as of December 31, 1999), many funds tracking these larger indexes--such as the Total Bond Market Index Fund--use a "sampling" technique. Using sophisticated computer programs, these funds select securities that will recreate their target indexes in terms of durations, cash flow distribution, sector and quality weights, and other characteristics. For instance, if 30% of the Lehman Brothers Aggregate Bond Index were made up of mortgage-backed securities, the Total Bond Market Index Fund would invest about 30% of its assets in mortgage-backed securities that have similar characteristics as a group to those in the Index.
     The following shows the number of bonds held by the Fund, and the number of bonds in the Fund's target index as of December 31, 1999.



--------------------------------------------------------------------------------
                                                     NUMBER OF BONDS IN
FUND                          NUMBER OF BONDS HELD      TARGET INDEX
--------------------------------------------------------------------------------
Total Bond Market Index Fund
     Institutional Shares            721                   5,545
--------------------------------------------------------------------------------





CORPORATE SUBSTITUTION STRATEGY
In "sampling" its target index, the Fund has the flexibility to overweight particular types of bonds relative to their representation in the index. Normally, this involves substituting corporate bonds for government bonds of the same maturity. The corporate substitution strategy may increase a Fund's income, but also marginally increase exposure to credit risk, which is explained on page
9. The Fund limits corporate substitutions to bonds with less than approximately 4 years' remaining maturity and approximately 15% of its net assets.

SECURITY SELECTION

In seeking to match the performance of its target index, the Fund invests at least 80% of its assets in securities included in the Lehman Brothers Aggregate Bond Index. As of December 31, 1999, the Fund and its target index was composed of the following types of bonds:

            --------------------------------------------------------
                                                   TOTAL BOND MARKET
                                                       INDEX FUND
                TYPE OF BOND                    INSTITUTIONAL SHARES
            --------------------------------------------------------
               U. S. Government                           41.6%
               Corporate                                  18.2
               Mortgage-Backed                            35.6
               International Dollar-Denominated            4.6
            --------------------------------------------------------
                                                         100.0%
            --------------------------------------------------------



An explanation of each type of bond follows.
- U.S. government securities include U.S. Treasury and agency bonds, which represent loans by investors to the U.S. Treasury Department or a wide variety of governmental agencies and instrumentalities. Timely payment of principal and interest on U.S. Treasury bonds is always guaranteed by the full faith and credit of the U.S. government; many (but not all) agency bonds have the same guarantee.
- Corporate bonds are IOUs issued by businesses that want to borrow money for some purpose--often to develop a new product or service, to expand into a new market, or to buy another company. As with other types of bonds, the issuer promises to repay the principal on a specific date and to make interest payments in the meantime. The amount of interest offered depends on market conditions and also on the financial health of the corporation issuing the bonds; a company whose credit rating is not strong will have to offer a higher interest rate to obtain buyers for its bonds. (Note: The Total Bond Market Index Fund expects to invest only in investment-grade corporate bonds, which are corporate bonds rated in one of the four highest rating categories by independent bond-rating agencies).

- Mortgage-backed securities represent interests in pools of mortgages. Unlike ordinary bonds, which generally pay a fixed rate of interest at regular intervals and then pay principal upon maturity, mortgage-backed securities pay both interest and principal as part of their regular payments. Because the mortgages underlying the securities can be prepaid at any time by homeowners or corporate borrowers, mortgage-backed securities are subject to prepayment risk, discussed later in this prospectus. These types of securities are issued by a number of government agencies, including the Government National Mortgage Association (GNMA or "Ginnie Mae"), the Federal Home Loan Mortgage Corporation (FHLMC), and the Federal National Mortgage Association (FNMA or "Fannie Mae"). GNMAs are guaranteed by the full faith and credit of the U.S. government as to the timely payment of principal and interest; mortgage-backed securities issued by other government agencies or private corporations are not. (The Fund may also invest to a lesser extent in conventional mortgage securities, which are packaged by private corporations and are not guaranteed by the U.S. government.)

- International dollar-denominated bonds (or yankee bonds) are bonds denominated in U.S. dollars issued by foreign governments and companies. Because the bond's value is designated in dollars rather than the currency of the issuer's country, the investor is not exposed to currency risk; rather, the issuer assumes that risk, usually in order to attract U.S. investors.

8


--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                           BONDS AND INTEREST RATES
As a rule, when interest rates rise, bond prices fall. The opposite is also true: Bond prices go up when interest rates fall. Why do bond prices and interest rates move in opposite directions? Let's assume that you hold a bond offering a 5% yield. A year later, interest rates are on the rise and bonds are offered with a 6% yield. With higher-yielding bonds available, you would have trouble selling your 5% bond for the price you paid--causing you to lower your asking price. On the other hand, if interest rates were falling and 4% bonds were being offered, you should be able to sell your 5% bond for more than you paid.
--------------------------------------------------------------------------------

ADDITIONAL RISK INFORMATION
The Fund is subject to several risks associated with investments in bonds.


[FLAG] THE FUND IS SUBJECT TO INTEREST RATE RISK,  WHICH IS THE CHANCE THAT BOND
     PRICES OVERALL WILL DECLINE OVER SHORT OR EVEN LONG PERIODS DUE TO RISING INTEREST RATES. INTEREST RATE RISK SHOULD BE LOW FOR SHORTER-TERM BOND FUNDS, MODERATE FOR INTERMEDIATE-TERM BOND FUNDS, AND HIGH FOR LONGER-TERM BOND FUNDS.


Changes in interest rates will affect bond income as well as bond prices.


[FLAG] THE FUND IS SUBJECT TO INCOME  RISK,  WHICH IS THE CHANCE THAT THE FUND'S
     DIVIDENDS (INCOME) WILL DECLINE DUE TO FALLING INTEREST RATES. INCOME RISK IS GENERALLY GREATEST FOR SHORT-TERM BOND FUNDS, AND LEAST FOR LONG-TERM BOND FUNDS.


     In the past, bond investors have seen the value of their investment rise and fall-- sometimes significantly--with changes in interest rates. Between December 1976 and September 1981, for instance, rising interest rates caused long-term bond prices to fall by almost 48%.

     Because each Fund invests mainly in bonds, changes in interest rates will impact, to varying degrees, the value of each Fund's assets. To illustrate how much of an impact, the following table shows the effect of a 1% and a 2% change (both up and down) in interest rates on three bonds with a face value of $1,000; each has a different maturity.



--------------------------------------------------------------------------------
                              HOW INTEREST RATE CHANGES AFFECT THE
                                        VALUE OF A $1,000 BOND
--------------------------------------------------------------------------------
                           AFTER A 1%   AFTER A 1%   AFTER A 2%    AFTER A 2%
TYPE OF BOND (MATURITY)     INCREASE     DECREASE     INCREASE      DECREASE
--------------------------------------------------------------------------------
Short-Term (2.5 years)        $978        $1,023        $956         $1,046
Intermediate-Term (10
years)                         932         1,074         870          1,156
Long-Term (20 years)           901         1,116         816          1,251
--------------------------------------------------------------------------------
*Assuming a 7% yield.
--------------------------------------------------------------------------------

     These figures are for illustration only; you should not regard them as an indication of future returns from the bond market as a whole, or the Fund in particular.
     While falling interest rates tend to strengthen bond prices, they can cause another sort of problem for bond fund investors--prepayments.


--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                                BOND MATURITIES
A bond is issued with a specific maturity date--the date when the bond's issuer, or seller, must pay back the bond's initial value (known as its "face value"). Bond maturities generally range from less than one year (short-term) to more than 30 years (long-term). The longer a bond's maturity, the more risk you, as a bond investor, face as interest rates rise--but also the more interest you could receive. Long-term bonds are more suitable for investors willing to take greater risks in hope of higher yields; short-term bond investors should be willing to accept lower yields in return for less fluctuation in the value of their investment.
--------------------------------------------------------------------------------



[FLAG] BECAUSE IT INVESTS IN MORTGAGE-BACKED  SECURITIES, THE FUND IS SUBJECT TO
     PREPAYMENT RISK, WHICH IS THE CHANCE THAT DURING PERIODS OF FALLING INTEREST RATES, A HOMEOWNER WILL REPAY A HIGHER-YIELDING MORTGAGE EARLIER THAN SCHEDULED. FORCED TO REINVEST THE UNANTICIPATED PROCEEDS AT LOWER RATES, THE FUND WOULD EXPERIENCE A DECLINE IN INCOME AND LOSE THE OPPORTUNITY FOR ADDITIONAL PRICE APPRECIATION ASSOCIATED WITH FALLING RATES.

     With only a portion of its assets invested in mortgage-backed securities, prepayment risk for the Fund is moderate.


[FLAG] THE FUND IS  SUBJECT  TO CREDIT  RISK,  WHICH IS THE  CHANCE  THAT A BOND
     ISSUER WILL FAIL TO PAY INTEREST AND PRINCIPAL IN A TIMELY MANNER.


--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                                CREDIT QUALITY
A bond's credit quality depends on the issuer's ability to pay interest on the bond and, ultimately, to repay the debt. The lower the rating by one of the independent bond-rating agencies (for example, Moody's or Standard & Poor's), the greater the chance (in the rating agency's opinion) that the bond issuer will default, or fail to meet its payment obligations. All things being equal, the lower a bond's credit rating, the higher its yield should be to compensate investors for assuming additional risk. Bonds rated in one of the four highest rating categories are considered "investment grade." The Statement of Additional Information for Vanguard Bond Index Funds includes a detailed description of the credit-rating scales used by major, independent bond-rating agencies.
--------------------------------------------------------------------------------

     The credit quality of the Fund is expected to be very high, and thus credit risk should be low. The average dollar-weighted credit quality of the Fund's holdings and that of its target index, as rated by Moody's Investors Service, as of December 31, 1999, was Aa1 and Aaa, respectively.

10


[FLAG] THE FUND IS SUBJECT TO INDEX SAMPLING RISK,  WHICH IS THE CHANCE THAT THE
     SECURITIES SELECTED FOR THE FUND DO NOT PROVIDE INVESTMENT PERFORMANCE MATCHING THAT OF THE INDEX. INDEX SAMPLING RISK FOR THE FUND SHOULD BE LOW.


     To a limited extent, the Fund is also exposed to event risk, which is the possibility that corporate fixed-income securities held by the Fund may suffer a substantial decline in credit quality and market value due to a corporate restructuring.
     The Fund is generally managed without regard to tax ramifications.

TURNOVER RATE
Although the Fund generally seeks to invest for the long term, it may sell securities regardless of how long the securities have been held. Shorter-term bonds will mature or be sold, and need to be replaced, more frequently than longer-term bonds. As a result, shorter-term bond funds tend to have higher turnover rates than longer-term bond funds.



--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                                 TURNOVER RATE
Before investing in a mutual fund, you should review its turnover rate. This gives an indication of how transaction costs could affect the fund's future returns. In general, the greater the volume of buying and selling by the fund, the greater the impact that brokerage commissions and other transaction costs will have on its return. Also, funds with high turnover rates may be more likely to generate capital gains that must be distributed to shareholders as income subject to taxes. As of December 31, 1999 the average turnover rate for passively managed domestic bond funds was roughly 68%; for all domestic bond funds, the average turnover rate was approximately 150%, according to Morningstar, Inc.
--------------------------------------------------------------------------------



OTHER INVESTMENT POLICIES AND RISKS


Besides investing in fixed-income securities comprising its target index, the Fund may invest up to 20% of its total assets in fixed-income securities not in the target index. The Fund may purchase non-public, investment-grade securities, generally referred to as 144A securities, as well as smaller public issues or medium-term notes not included in the index due to the small size of the issue. The vast majority of these securities will have characteristics and risks similar to those in the target indexes. The Fund may also purchase money market instruments and certain derivatives in order to manage cash flow into and out of the Fund, reduce the Fund's transaction costs, or add value when these instruments are favorably priced.


[FLAG] THE FUND MAY INVEST, TO A LIMITED EXTENT, IN DERIVATIVES.


     The Fund may invest, to a limited extent, in bond (interest rate) futures and options contracts and other types of derivatives. Losses (or gains) involving futures can sometimes be substantial--in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) for a fund. The Fund will not use futures for speculative purposes or as leveraged investments that magnify the gains or losses of an investment. The Fund's obligation to purchase securities under future con-
tracts will not exceed 20% of its total assets. The reasons for which the Fund will invest in futures and options are:
- To keep cash on hand to meet shareholder redemptions or other needs while simulating full investment in bonds.
- To reduce the Fund's transaction costs or add value when these instruments are favorably priced.
     The  Fund  may  also  invest  in  a   relatively   conservative   class  of
collateralized mortgage obligations (CMOs), which offer a high degree of cash-flow predictability and less vulnerability to mortgage prepayment risk. To reduce credit risk, the Fund may purchase these less-risky classes of CMOs only if they are issued by agencies of the U.S. government or, if issued by private companies, carry high-quality, investment-grade ratings.


--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                                  DERIVATIVES
A derivative is a financial contract whose value is based on (or "derived" from) a traditional security (such as a stock or a bond), an asset (such as a commodity like gold), or a market index (such as the S&P 500 Index). Some futures and options have been trading on regulated exchanges for more than two decades. These "traditional" derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily. It is these characteristics that differentiate futures and options from the relatively new types of derivatives. If used for speculation or as leveraged investments, derivatives can carry considerable risks.
--------------------------------------------------------------------------------



THE FUND AND VANGUARD


Vanguard Total Bond Market Index Fund is a member of The Vanguard Group, a family of more than 35 investment companies with more than 100 funds holding assets worth more than $540 billion. All of the Vanguard funds share in the expenses associated with business operations, such as personnel, office space, equipment, and advertising.
     Vanguard also provides marketing services to the funds. Although shareholders do not pay sales commissions or 12b-1 distribution fees, each fund pays its allocated share of The Vanguard Group's marketing costs.



--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                     VANGUARD'S UNIQUE CORPORATE STRUCTURE
The Vanguard Group is truly a MUTUAL mutual fund company. It is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds. Most other mutual funds are operated by for-profit management companies that may be owned by one person, by a group of individuals, or by investors who own the management company's stock. By contrast, Vanguard provides its services on an "at-cost" basis, and the funds' expense ratios reflect only these costs. No separate management company reaps profits or absorbs losses from operating the funds.
--------------------------------------------------------------------------------

12

INVESTMENT ADVISER


The Vanguard Group (Vanguard), P.O. Box 2600, Valley Forge, PA 19482, founded in 1975, serves as the Fund's adviser through its Fixed Income Group. As of December 31, 1999, Vanguard served as adviser for about $371.4 billion in assets. Vanguard manages the Fund on an at-cost basis, subject to the control of the Trustees and officers of the Fund. For the fiscal year ended December 31, 1999, the Fund paid advisory fees at an effective annual rate (applied to the average daily net assets of the Fund) of approximately 0.01%.

     The Fund has authorized Vanguard to choose brokers or dealers to handle the purchase and sale of securities for the Fund, and to get the best available price and most favorable execution from these brokers with respect to all transactions. The Fund may direct Vanguard to use a particular broker for certain transactions in exchange for commission rebates or research services provided to the Fund.


--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                              THE FUND'S ADVISER


The individuals responsible for overseeing the Fund's investments are:

IAN A. MACKINNON, Managing Director of Vanguard and head of Vanguard's Fixed Income Group; has worked in investment management since 1974; primary responsibility for Vanguard's internal fixed-income policy and strategy since 1981; B.A., Lafayette College; M.B.A., Pennsylvania State University.

KENNETH E. VOLPERT, CFA, Principal, and head of Vanguard's Bond Index Group; Fund Manager since its inception; has worked in investment management since 1981; has managed portfolio investments since 1982; B.S., University of Illinois; M.B.A., University of Chicago.
--------------------------------------------------------------------------------




DIVIDENDS, CAPITAL GAINS, AND TAXES

FUND DISTRIBUTIONS
The Fund distributes to shareholders virtually all of its net income (interest less expenses), as well as any capital gains realized from the sale of its holdings. The Fund's income dividends accrue daily and are distributed on the first business day of every month; capital gains distributions generally occur in December. In addition, the Fund may occasionally be required to make supplemental capital gains distributions at some other time during the year. You can receive distributions of income dividends or capital gains in cash, or you can have them automatically reinvested in more shares of the Fund.

BASIC TAX POINTS
Vanguard will send you a statement each year showing the tax status of all your distributions. In addition, taxable investors should be aware of the following basic tax points:

- Distributions are taxable to you for federal income tax purposes whether or not you reinvest these amounts in additional Fund shares.
- Distributions declared in December--if paid to you by the end of January--are taxable for federal income tax purposes as if received in December.
- Any dividends and short-term capital gains that you receive are taxable to you as ordinary income for federal income tax purposes.

- Any distributions of net long-term capital gains are taxable to you as long-term capital gains for federal income tax purposes, no matter how long you've owned shares in the Fund.
- Capital gains distributions may vary considerably from year to year as a result of the Fund's normal investment activities and cash flows.
- A sale or exchange of Fund shares is a taxable event. This means that you may have a capital gain to report as income, or a capital loss to report as a deduction, when you complete your federal income tax return.
- Dividend and capital gains distributions that you receive, as well as your gains or losses from any sale or exchange of Fund shares, may be subject to state and local income taxes. Depending on your state's rules, however, any dividends attributable to interest earned on direct obligations of the U.S. Treasury may be exempt from state and local taxes. Vanguard will notify you each year how much, if any, of your dividends may qualify for this exemption.


GENERAL INFORMATION
BACKUP WITHHOLDING. By law, Vanguard must withhold 31% of any taxable distributions or redemptions from your account if you do not:
-    provide us with your correct taxypayer identification number;
-    certify that the taxpayer identification number is correct; and
-    confirm that you are not subject to backup withholding.
Similarly, Vanguard must withhold from your account if the IRS instructs us to do so.
FOREIGN INVESTORS. The Vanguard funds generally do not offer their shares for sale outside of the United States. Foreign investors should be aware that U.S. withholding and estate taxes may apply to any investments in Vanguard funds. INVALID ADDRESSES. If a dividend or capital gains distribution check mailed to your address of record is returned as undeliverable, Vanguard will automatically reinvest all future distributions until you provide us with a valid mailing address.
TAX CONSEQUENCES. This prospectus provides general tax information only. If you are investing through a tax-deferred retirement account, such as an IRA, special tax rules apply. Please consult your tax adviser for detailed information about a fund's tax consequences for you.



--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                                 DISTRIBUTIONS
As a shareholder, you are entitled to your share of the fund's income from interest, and gains from the sale of investments. You receive such earnings as either an income dividend or a capital gains distribution. Income dividends come from interest the fund earns from its money market and bond investments. Capital gains are realized whenever the fund sells securities for higher prices than it paid for them. These capital gains are either short-term or long-term depending on whether the fund held the securities for less than or more than one year.
--------------------------------------------------------------------------------

14


--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                            "BUYING A CAPITAL GAIN"
Unless you are investing through a tax-deferred  retirement  account (such as an
IRA), it is not to your advantage to buy shares of a fund shortly before it makes a capital gains distribution, because doing so can cost you money in taxes. This is known as "buying a capital gain." For example: On December 15, you invest $5,000, buying 250 shares for $20 each. If the fund pays a capital gains distribution of $1 per share on December 16, its share price would drop to $19 (not counting market change). You still have only $5,000 (250 shares x $19 = $4,750 in share value, plus 250 shares x $1 = $250 in capital gains distributions), but you owe tax on the $250 distribution you received, even if you had reinvested it in more shares. To avoid "buying a capital gain," check a fund's distribution schedule before you invest.
--------------------------------------------------------------------------------



SHARE PRICE


The Fund's share price, called its net asset value, or NAV, is calculated each business day after the close of regular trading on the New York Stock Exchange (the NAV is not calculated on holidays or other days when the Exchange is closed). The Fund computes a separate net asset value for each of its share classes. This is done by adding up the total value of the Fund's investments and other assets attributed to each class, subtracting any of its liabilities (debts) attributed to each share class and then dividing by the number of Fund shares outstanding for each share class.




                  NET ASSET VALUE = TOTAL ASSETS - LIABILITIES
                                -------------------------------
                                  NUMBER OF SHARES OUTSTANDING

     Knowing the daily net asset value is useful to you as a shareholder because it indicates the current value of your investment. The Fund's NAV, multiplied by the number of shares you own, gives you the dollar amount you would have received had you sold all of your shares back to the Fund that day.
     A NOTE ON PRICING: The Fund's investments will be priced at their market value when market quotations are readily available. When these quotations are not readily available, investments will be priced at their fair value, calculated according to procedures adopted by the Fund's Board of Trustees.
     The Fund's share price can be found daily in the mutual fund listings of most major newspapers under the heading "Vanguard Index Funds." Different newspapers use different abbreviations for the Fund, but the most common is TOTBDIST.

FINANCIAL HIGHLIGHTS
The following financial highlights table is intended to help you understand the Fund's financial performance since inception, and certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost each year on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP, independent accountants, whose report--along with the Fund's financial statements--is included in the Fund's most recent annual report to shareholders. You may have the annual report sent to you without charge by contacting Vanguard.

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                  HOW TO READ THE FINANCIAL HIGHLIGHTS TABLE


The Fund began fiscal 1999 with a net asset value (price) of $10.27 per share. During the year, the Fund earned $0.627 per share from investment income (interest and dividends). There was a decline of $0.695 per share in the value of investments held or sold by the Fund.

Shareholders received $0.642 per share in the form of dividend and capital gains distributions. A portion of each year's distributions may come from the prior year's income or capital gains.

The earnings decline ($.068 per share) minus the distributions ($0.642 per share) resulted in a share price of $9.56 at the end of the year. This was a decrease of $0.71 per share (from $10.27 at the beginning of the year to $9.56 at the end of the year). For a shareholder who reinvested the distributions in the purchase of more shares, the total return from the Fund was -0.66% for the year.

As of December 31, 1999, the Fund had $3.20 billion in net assets. For the year, its expense ratio was 0.10% ($1.00 per $1,000 of net assets); and its net investment income amounted to 6.36% of its average net assets. It sold and replaced securities valued at 55% of its net assets.
--------------------------------------------------------------------------------




---------------------------------------------------------------------------------------------------------------
                                                            VANGUARD TOTAL BOND MARKET INDEX FUND
                                                                     INSTITUTIONAL SHARES
                                                                    YEAR ENDED DECEMBER 31,
                                          ---------------------------------------------------------------------
                                                                                                       SEP. 18*
                                                                                                        TO DEC.
                                                  1999         1998         1997         1996          31, 1995
---------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD            $10.27       $10.09       $ 9.84       $10.14            $ 9.87
---------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                            .627         .635         .655         .650              .174
 Net Realized and Unrealized Gain (Loss)
  on Investments                                 (.695)        .218         .250        (.300)             .270
                                          ---------------------------------------------------------------------
   Total from Investment Operations              (.068)        .853         .905         .350              .444
                                          ---------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income            (.627)       (.635)       (.655)       (.650)            (.174)
 Distributions from Realized Capital Gains       (.015)       (.038)          --           --                --
                                          ---------------------------------------------------------------------
   Total Distributions                           (.642)       (.673)       (.655)       (.650)            (.174)
---------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                  $ 9.56       $10.27       $10.09       $ 9.84            $10.14
===============================================================================================================
TOTAL RETURN                                     -0.66%        8.69%        9.55%        3.68%             4.53%
===============================================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)           $3,204       $2,493       $1,628       $1,024              $413
 Ratio of Total Expenses to Average Net Assets    0.10%        0.10%        0.10%        0.10%             0.10%**
 Ratio of Net Investment Income to Average
  Net Assets                                      6.36%        6.21%        6.64%        6.66%             6.48%**
 Turnover Rate                                      55%          57%+         39%          39%               36%
===============================================================================================================


*Inception date.
** Annualized.
+ Turnover rate excluding in-kind redemptions was 56%.


"Standard & Poor's (R)," "S&P (R)," "S&P 500 (R)," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc.

16


--------------------------------------------------------------------------------
INVESTING WITH VANGUARD
Are you looking for the most convenient way to open or add money to a Vanguard account? Obtain instant access to fund information? Vanguard can help. Our goal is to make it easy and pleasant for you to do business with us.
     The following sections of the prospectus briefly explain the many services we offer. Booklets providing detailed information are available on the services marked with a [BOOKLET]. Please call us to request copies.
--------------------------------------------------------------------------------



SERVICES AND ACCOUNT FEATURES

Vanguard offers many services that make it convenient to buy, sell, or exchange shares, or to obtain fund or account information.
--------------------------------------------------------------------------------

TELEPHONE REDEMPTIONS (SALES AND EXCHANGES)
Automatically set up for this Fund unless you notify us otherwise.

--------------------------------------------------------------------------------
VANGUARD(R) AUTOMATIC EXCHANGE SERVICE [BOOKLET]
Automatic method for moving a fixed amount of money from one Vanguard fund account to another.
--------------------------------------------------------------------------------
VANGUARD TELE-ACCOUNT (R)  1-800-662-6273 (ON-BOARD) [BOOKLET]
Toll-free 24-hour access to Vanguard fund and account information--as well as some transactions--by using any touch-tone phone. Tele-Account provides total return, share price, price change, and yield quotations for all Vanguard funds; gives your account balances and history (e.g., last transaction, latest dividend distribution); and allows you to sell or ex-change shares to and from most Vanguard funds.
--------------------------------------------------------------------------------
ACCESS VANGUARD TM www.vanguard.com [COMPUTER]
You can use your personal computer to perform certain transactions for most Vanguard funds by accessing our website. To establish this service, you must register through our website. We will then mail you an account access password that allows you to process the following financial and administrative transactions online:
-    Open a new account.*
-    Buy, sell, or exchange shares of most funds.
-    Change your name/address.
- Add/change fund options (including dividend options, bank instructions, checkwriting, and Vanguard Automatic Exchange Service). (Some restrictions may apply.) Please call our Client Services Department for assistance.


*Only current Vanguard shareholders can open a new account online, by exchanging shares from other existing Vanguard accounts.
--------------------------------------------------------------------------------
SERVICES FOR CLIENTS OF VANGUARD'S INSTITUTIONAL DIVISION: 1-888-809-8102 Vanguard's Institutional Division offers a variety of specialized services for large institutional investors, including the ability to effect account transactions through private electronic networks.
--------------------------------------------------------------------------------

TYPES OF ACCOUNTS

Individuals and institutions can establish a variety of accounts with Vanguard.
--------------------------------------------------------------------------------
FOR ONE OR MORE PEOPLE
Open an account in the name of one (individual) or more (joint tenants) people.
--------------------------------------------------------------------------------
FOR HOLDING PERSONAL TRUST ASSETS [BOOKLET]
Invest assets held in an existing personal trust.
--------------------------------------------------------------------------------
FOR AN ORGANIZATION [BOOKLET]
Open an account as a corporation, partnership, endowment, foundation, or other entity.
--------------------------------------------------------------------------------
A NOTE ON INVESTING WITH VANGUARD THROUGH OTHER FIRMS
You may purchase or sell Fund shares through a financial intermediary such as a bank, broker, or investment adviser. If you invest with Vanguard through an intermediary, please read that firm's program materials carefully to learn of any special rules that may apply. For example, special terms may apply to additional service features, fees, or other policies. Consult your intermediary to determine when your order will be priced.
--------------------------------------------------------------------------------



BUYING SHARES

You buy your shares at the Fund's next-determined net asset value after Vanguard receives your request. As long as your request is received before the close of trading on the New York Stock Exchange, generally 4 p.m. Eastern time, you will buy your shares at that day's net asset value. You will begin earning dividends on your investment the following business day.You may convert Investor Shares of the Total Bond Market Index Fund into Institutional Shares, provided that you meet the minimum initial investment requirements for Institutional Shares.
--------------------------------------------------------------------------------
MINIMUM INVESTMENT TO . . .
open a new account
$10 million

add to an existing account
$100 by mail or exchange; $1,000 by wire.
--------------------------------------------------------------------------------
BY WIRE TO OPEN A NEW ACCOUNT OR ADD TO AN EXISTING ACCOUNT [WIRE]
Call your assigned Service Associate to arrange your wire transaction.
Wire to:
FRB ABA 021001088 HSBC Bank USA

For credit to:
Account: 000112046
Vanguard Incoming Wire Account


In favor of:
Vanguard Total Bond Market Index Fund Institutional Shares-222
[Account number, or temporary number for a new account]
[Registered account owner(s)]
[Registered address]
--------------------------------------------------------------------------------

18

--------------------------------------------------------------------------------
BY MAIL TO . . .[ENVELOPE]


open a new account
Complete and sign the account registration form and enclose your check.

add to an existing account
Mail your check with an Invest-By-Mail form detached from your confirmation statement to the address listed on the form. Please do not alter Invest-By-Mail forms, since they are fund- and account-specific.


Make your check payable to: The Vanguard Group-222
All purchases must be made in U.S. dollars, and checks must be drawn on U.S. banks.


First-class mail to:          Express or Registered mail to:
The Vanguard Group            The Vanguard Group
P.O. Box 2900                 100 Vanguard Boulevard
Valley Forge, PA 19482-2900   Malvern, PA 19355-2331
--------------------------------------------------------------------------------
IMPORTANT NOTE: To prevent check fraud, Vanguard will not accept checks made payable to third parties.
--------------------------------------------------------------------------------

BY TELEPHONE TO . . .[TELEPHONE]
open a new account
Call Vanguard Tele-Account* 24 hours a day--or your assigned Service Associate during business hours--to exchange from another Vanguard fund account with the same registration (name, address, taxpayer identification number, and account type). (Note that some restrictions apply to index fund accounts.)

add to an existing account
Call Vanguard Tele-Account* 24 hours a day--or your assigned Service Associate during business hours--to exchange from another Vanguard fund account with the same registration (name, address, taxpayer identification number, and account type). (Note that some restrictions apply to index fund accounts.)


Vanguard Tele-Account
1-800-662-6273

*You must obtain a Personal Identification Number (PIN) through Tele-Account at least seven days before you request your first exchange.
--------------------------------------------------------------------------------
IMPORTANT NOTE: Once you have initiated a telephone transaction and a confirmation number has been assigned, the transaction cannot be revoked. We reserve the right to refuse any purchase request.
--------------------------------------------------------------------------------
You can redeem (that is, sell or exchange) shares purchased by check at any time. However, while your redemption request will be processed at the next-determined net asset value after it is received, your redemption proceeds will not be available until payment for your purchase is collected, which may take up to ten calendar days.
--------------------------------------------------------------------------------
A NOTE ON LARGE PURCHASES
It is important that you call Vanguard before you invest a large dollar amount. It is our responsibility to consider the interests of all Fund shareholders, and so we reserve the right to refuse any purchase that may disrupt the Fund's operation or performance.
--------------------------------------------------------------------------------

REDEEMING SHARES

This section describes how you can redeem--that is, sell or exchange--a Fund's shares.

When Selling Shares:
-    Vanguard sends the redemption proceeds to you or a designated third party.*
-    You can sell all or part of your Fund shares at any time.


*May require a signature guarantee; see footnote on page 21.


When Exchanging Shares:
- The redemption proceeds are used to purchase shares of a different Vanguard fund.
-    You must meet the receiving fund's minimum investment requirements.
- Vanguard reserves the right to revise or terminate the exchange privilege, limit the amount of an exchange, or reject an exchange at any time, without notice.

- In order to exchange into an account with a different registration (including a different name, address, or taxpayer identification number), you must include the guaranteed signatures of all current account owners on your written instructions.

In both cases, your transaction will be based on the Fund's next-determined share price, subject to any special rules discussed in this prospectus.
--------------------------------------------------------------------------------
NOTE: Once a redemption is initiated and a confirmation number given, the transaction CANNOT be canceled.
--------------------------------------------------------------------------------

HOW TO REQUEST A REDEMPTION
You can request a redemption from your Fund account in any one of three ways: online, by telephone, or by mail. You can also sell shares by check.
The Vanguard funds whose shares you cannot exchange online or by telephone are:
     VANGUARD U.S. STOCK INDEX FUNDS, VANGUARD BALANCED INDEX FUND, VANGUARD INTERNATIONAL STOCK INDEX FUNDS, VANGUARD REIT INDEX FUND,and VANGUARD GROWTH AND INCOME FUND. These funds do, however, permit online and telephone exchanges within IRAs and other retirement accounts. If you sell shares of these funds online, you will receive a redemption check at your address of record.
--------------------------------------------------------------------------------
ONLINE REQUESTS [COMPUTER]
ACCESS VANGUARD at www.vanguard.com

You can use your personal computer to sell or exchange shares of most Vanguard funds by accessing our website. To establish this service, you must register through our website. We will then mail you an account access password that will enable you to sell or exchange shares online (as well as perform other transactions).
--------------------------------------------------------------------------------
TELEPHONE REQUESTS [TELEPHONE]
Call Vanguard Tele-Account 24 hours a day--or your assigned associate during business hours--to sell or exchange shares. You can exchange shares from this Fund to open an account in another Vanguard fund or to add to an existing Vanguard fund account with an identical registration.
--------------------------------------------------------------------------------
SPECIAL INFORMATION: We will automatically establish the telephone redemption option for your account, unless you instruct us otherwise in writing. While telephone redemption is easy and convenient, this account feature involves a risk of loss from unauthorized or fraudulent transactions. Vanguard will take reasonable precautions to protect your account from fraud. You should do the same by keeping your account

20

information private and immediately reviewing any account statements that we send to you. Make sure to contact Vanguard immediately about any transaction you believe to be unauthorized.
--------------------------------------------------------------------------------
We reserve the right to refuse a telephone redemption if the caller is unable to provide:
-    The ten-digit account number.
-    The name and address exactly as registered on the account.
- The primary Social Security or employer identification number as registered on the account.
- The Personal Identification Number (PIN), if applicable (for instance, Tele-Account).
     Please note that Vanguard will not be responsible for any account losses due to telephone fraud, so long as we have taken reasonable steps to verify the caller's identity. If you wish to remove the telephone redemption feature from your account, please notify us in writing.
--------------------------------------------------------------------------------
A NOTE ON UNUSUAL CIRCUMSTANCES Vanguard reserves the right to revise or terminate the telephone redemption privilege at any time, without notice. In addition, Vanguard can stop selling shares or postpone payment at times when the New York Stock Exchange is closed or under any emergency circumstances as determined by the U.S. Securities and Exchange Commission. If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send us your request by regular or express mail. Follow the instructions on selling or exchanging shares by mail in this section.
--------------------------------------------------------------------------------
MAIL REQUESTS [ENVELOPE]
Send a letter of instruction signed by all registered account holders. Include the fund name and account number and (if you are selling) a dollar amount or number of shares OR (if you are exchanging) the name of the fund you want to exchange into and a dollar amount or number of shares. To exchange into an account with a different registration (including a different name, address, taxpayer identification number, or account type), you must provide Vanguard with written instructions that include the guaranteed signatures of all current owners of the fund from which you wish to redeem.

First-class mail to:          Express or Registered mail to:
The Vanguard Group            The Vanguard Group
P.O. Box 2900                 100 Vanguard Boulevard
Valley Forge, PA 19482-2900   Malvern, PA 19355
--------------------------------------------------------------------------------
A NOTE ON LARGE REDEMPTIONS
It is important that you call Vanguard before you redeem a large dollar amount. It is our responsibility to consider the interests of all fund shareholders, and so we reserve the right to delay delivery of your redemption proceeds--up to seven days--if the amount may disrupt the Fund's operation or performance.
     If you redeem more than $250,000 worth of Fund shares within any 90-day period, the Fund reserves the right to pay part or all of the redemption proceeds above $250,000 in-kind, i.e., in securities, rather than in cash. If payment is made in-kind, you may incur brokerage commissions if you elect to sell the securities for cash.
--------------------------------------------------------------------------------
OPTIONS FOR REDEMPTION PROCEEDS
You may receive your redemption proceeds in one of three ways: check, wire (money market funds and other daily dividend funds only), or exchange to another Vanguard fund.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CHECK REDEMPTIONS
Normally,  Vanguard  will  mail  your  check  within  two  business  days  of  a redemption.
--------------------------------------------------------------------------------
WIRE REDEMPTIONS [WIRE]
The wire redemption option is not automatic; you must establish it by completing a special form or the appropriate section of your account application. Wire redemptions can be initiated by mail or by telephone during Vanguard's business hours, but not online.

For Money Market Funds:
For telephone requests made by 10:30 a.m. EST, the wire will arrive at your bank by the close of business that same day. Requests made by 4 p.m. EST will arrive at your bank by the close of business on the following business day.

For Other Daily Dividend Funds:
For telephone requests made by 4 p.m. EST, the wire will arrive at your bank by the close of business on the following business day.
--------------------------------------------------------------------------------
NOTE: Wire redemptions of less than $5,000 are subject to a $5 processing fee.
--------------------------------------------------------------------------------
EXCHANGE REDEMPTIONS
As described above, an exchange involves using the proceeds of your redemption to purchase shares of another Vanguard fund.
--------------------------------------------------------------------------------


FOR OUR MUTUAL PROTECTION
For your best interests and ours, Vanguard applies these additional requirements to redemptions:

REQUEST IN "GOOD ORDER"
All redemption requests must be received by Vanguard in "good order." This means that your request must include:
-    The Fund name and account number.
-    The amount of the transaction (in dollars or shares).
- Signatures of all owners exactly as registered on the account (for mail requests).
-    Signature guarantees (if required).*
-    Any supporting legal documentation that may be required.
-    Any outstanding certificates representing shares to be redeemed.


*For instance, a signature guarantee must be provided by all registered account shareholders when redemption proceeds are to be sent to a different person or address. A signature guarantee can be obtained from most commercial and savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange.


TRANSACTIONS ARE PROCESSED AT THE NEXT-DETERMINED SHARE PRICE AFTER VANGUARD HAS RECEIVED ALL REQUIRED INFORMATION.
--------------------------------------------------------------------------------
LIMITS ON ACCOUNT ACTIVITY
Because excessive account transactions can disrupt management of the Fund and increase the Fund's costs for all shareholders, Vanguard limits account activity as follows:
- You may make no more than TWO SUBSTANTIVE "ROUND TRIPS" THROUGH THE FUND during any 12-month period.
-    Your round trips through the Fund must be at least 30 days apart.
-    The Fund may refuse a share purchase at any time, for any reason.

22

- Vanguard may revoke an investor's telephone exchange privilege at any time, for any reason.


A "round trip" is a redemption from the Fund followed by a purchase back into the Fund. Also, a "round trip" covers transactions accomplished by any combination of methods, including transactions conducted by check, wire, or exchange to/from another Vanguard fund. "Substantive" means a dollar amount that Vanguard determines, in its sole discretion, could adversely affect the management of the Fund.
--------------------------------------------------------------------------------
ALL TRADES ARE FINAL
Vanguard will not cancel any transaction request (including any purchase or redemption) that we believe to be authentic once the request has been initiated and a confirmation number assigned.
--------------------------------------------------------------------------------
UNCASHED CHECKS
Please cash your distribution or redemption checks promptly. Vanguard will not pay interest on uncashed checks.
--------------------------------------------------------------------------------


TRANSFERRING REGISTRATION

You can transfer the registration of your Fund shares to another owner by completing a transfer form and sending it to Vanguard.

First-class mail to:          Express or Registered mail to:
The Vanguard Group            The Vanguard Group
P.O. Box 2900                 100 Vanguard Boulevard
Valley Forge, PA 19482-2900   Malvern, PA 19355-2331
--------------------------------------------------------------------------------

FUND AND ACCOUNT UPDATES

STATEMENTS AND REPORTS
We will send you account and tax statements to help you keep track of your Fund account throughout the year as well as when you are preparing your income tax returns.
     In addition, you will receive financial reports about the Fund twice a year. These comprehensive reports include an assessment of the Fund's performance (and a comparison to its industry benchmark), an overview of the financial markets, a report from the advisers, and the Fund's financial statements which include a listing of the Fund's holdings.
     To keep the Fund's costs as low as possible (so that you and other shareholders can keep more of the Fund's investment earnings), Vanguard attempts to eliminate duplicate mailings to the same address. When two or more Fund shareholders have the same last name and address, we send just one Fund report to that address--instead of mailing separate reports to each shareholder. If you want us to send separate reports, however, you may notify our Institutional Division at 1-888-809-8102.
--------------------------------------------------------------------------------
CONFIRMATION STATEMENT
Sent each time you buy, sell, or exchange shares; confirms the trade date and the amount of your transaction.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO SUMMARY [BOOKLET]
Mailed quarterly for most accounts; shows the market value of your account at the close of the statement period, as well as distributions, purchases, sales, and exchanges for the current calendar year.
--------------------------------------------------------------------------------
FUND FINANCIAL REPORTS
Mailed in February and August for this Fund.
--------------------------------------------------------------------------------
TAX STATEMENTS
Generally mailed in January; report previous year's dividend and capital gains distributions, proceeds from the sale of shares, and distributions from IRAs or other retirement accounts.
--------------------------------------------------------------------------------
AVERAGE COST REVIEW STATEMENT [BOOKLET]
Issued quarterly for most taxable accounts (accompanies your Portfolio Summary); shows the average cost of shares that you redeemed during the calendar year, using only the average cost single category method.
--------------------------------------------------------------------------------
CHECKWRITING STATEMENT
Sent monthly to shareholders using Vanguard's checkwriting option. Our statement provides images of the front and back of each checkwriting draft paid in the previous month. This consolidated statement is sent instead of the original canceled drafts, which will not be returned.
--------------------------------------------------------------------------------


MANDATORY CONVERSION TO INVESTOR SHARES
The Fund reserves the right to convert an investor's Institutional Shares into Investor Shares of the Fund if the investor's account balance falls below $10 million. Any such conversion will be preceded by written notice to the investor.
--------------------------------------------------------------------------------

                     (THIS PAGE INTENTIONALLY LEFT BLANK.)

GLOSSARY OF INVESTMENT TERMS


ACTIVE MANAGEMENT
An investment approach that seeks to exceed the average returns of the financial markets. Active managers rely on research, market forecasts, and their own judgment and experience in selecting securities to buy and sell.

CAPITAL GAINS DISTRIBUTION
Payment to mutual fund shareholders of gains realized on securities that a fund has sold at a profit, minus any realized losses.

CORPORATE BOND
An IOU issued by a business that wants to borrow money. As with other types of bonds, the issuer promises to repay the borrowed money on a specific date and to make interest payments in the meantime.

CREDIT QUALITY
A measure of a bond issuer's ability to pay interest and principal in a timely manner.

DIVIDEND INCOME
Payment to shareholders of income from interest or dividends generated by a fund's investments.

EXPENSE RATIO
The percentage of a fund's average net assets used to pay its expenses. The expense ratio includes management fees, administrative fees, and any 12b-1 distribution fees.

FACE VALUE
The amount to be paid at maturity of a bond; also known as the par value or principal.

INDEX
An unmanaged group of securities whose overall performance is used as a standard to measure investment performance.

INTERNATIONAL DOLLAR-DENOMINATED BOND
A bond denominated in U.S. dollars issued by foreign governments and companies. Because the bond's value is designated in dollars, an investor is not exposed to foreign currency risk.

INVESTMENT GRADE
A bond whose credit quality is considered by independent bond-rating agencies to be sufficient to ensure timely payment of principal and interest under current economic circumstances. Bonds rated in one of the four highest rating categories are considered "investment grade."


MORTGAGE-BACKED SECURITY
A bond or pass-through certificate that represents an interest in an pool of mortgages and is issued by any number of government agencies or private corporations. Unlike ordinary fixed-income securities, mortgage-backed securities pay both interest and principal as part of their regular payments.


NET ASSET VALUE (NAV)
The market value of a mutual fund's total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is called its share value or share price.

PASSIVE MANAGEMENT
A low-cost investment strategy in which a mutual fund attempts to match--rather than outperform--a particular stock or bond market index. Also known as indexing.

TOTAL RETURN
A percentage change, over a specified time period, in a mutual fund's net asset value, with the ending net asset value adjusted to account for the reinvestment of all distributions of dividends and capital gains.

VOLATILITY
The fluctuations in value of a mutual fund or other security. The greater a fund's volatility, the wider the fluctuations between its high and low prices.

YIELD
Income (interest or dividends) earned by an investment, expressed as a percentage of the investment's price.

[SHIP]
[THE VANGUARD GROUP LOGO]
Institutional Division
Post Office Box 2900
Valley Forge, PA 19482-2900

FOR MORE INFORMATION
If you'd like more information about
Vanguard Total Bond Market Index
Fund Institutional Shares, the
following documents are available
free upon request:

ANNUAL/SEMIANNUAL REPORTS TO
SHAREHOLDERS
Additional information about the
Fund's investments is available in
Vanguard Bond Index Funds' annual
and semiannual reports to shareholders.

STATEMENT OF ADDITIONAL
INFORMATION (SAI)
The SAI (for Vanguard Bond Index
Funds) provides more detailed
information about the Fund.

The current annual and semiannual
reports and the SAI are
incorporated by reference into
(and are thus legally a part of)
this prospectus.

To receive a free copy of the latest
annual or semiannual report or the
SAI, or to request additional
information about the Fund or other
Vanguard funds, please contact us
as follows:

If you are an Individual Investor:
THE VANGUARD GROUP
INVESTOR INFORMATION
DEPARTMENT
P.O. BOX 2900
VALLEY FORGE, PA 19482-2900

TELEPHONE:
1-800-662-7447 (SHIP)

TEXT TELEPHONE:
1-800-952-3335

If you are a client of Vanguard's
Institutional Division:
THE VANGUARD GROUP
INSTITUTIONAL INVESTOR
INFORMATION
P.O. BOX 2900
VALLEY FORGE, PA 19482-2900

TELEPHONE:
1-888-809-8102

WORLD WIDE WEB:
WWW.VANGUARD.COM
If you are a current Fund shareholder
and would like information about
your account, account transactions,
and/or account statements, please
call:

CLIENT SERVICES DEPARTMENT
TELEPHONE: 1-800-662-2739 (CREW)

TEXT TELEPHONE:
1-800-749-7273

INFORMATION PROVIDED BY THE
SECURITIES AND EXCHANGE
COMMISSION (SEC)
You can review and copy information
about the Fund (including the SAI) at
the SEC's Public Reference Room in
Washington, DC. To find out more
about this public service, call the SEC
at 1-202-942-8090. Reports and
other information about the Fund are
also available on the SEC's website
(www.sec.gov), or you can receive
copies of this information, for a fee,
by electronic request at the
following e-mail address:
publicinfo@sec.gov, or by writing the
Public Reference Section, Securities
and Exchange Commission,
Washington, DC 20549-0102.

Fund's Investment Company Act
file number: 811-4681

(C) 2000 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation,
Distributor.


I222N-04/28/2000

                                     PART B


                        VANGUARD (R) BOND INDEX FUNDS
                                  (THE TRUST)

                      STATEMENT OF ADDITIONAL INFORMATION


                                 APRIL 28, 2000


This Statement is not a prospectus, but should be read in conjunction with the Trust's current Prospectuses (dated April 28, 2000). To obtain, without charge, the Prospectuses or the most recent Annual Report to Shareholders which contains Vanguard Bond Index Funds' Financial Statements as hereby incorporated by reference, please call:




                      VANGUARD INVESTOR INFORMATION CENTER

                              1-800-662-7447(SHIP)

                                TABLE OF CONTENTS



DESCRIPTION OF THE TRUST.........................................B-1
INVESTMENT POLICIES..............................................B-3
FUNDAMENTAL INVESTMENT LIMITATIONS...............................B-7
YIELD AND TOTAL RETURN...........................................B-8
PURCHASE OF SHARES...............................................B-10
REDEMPTION OF SHARES.............................................B-10
SHARE PRICE......................................................B-10
MANAGEMENT OF THE FUNDS .........................................B-10
PORTFOLIO TRANSACTIONS...........................................B-14
COMPARATIVE MEASURES.............................................B-14
FINANCIAL STATEMENTS.............................................B-16
APPENDIX--DESCRIPTION OF BOND RATINGS............................B-16



                            DESCRIPTION OF THE TRUST


ORGANIZATION

The Trust was organized as a Maryland corporation in 1986, and was reorganized as a Delaware business trust in May, 1998. Prior to its reorganization as a Delaware business trust, the Trust was known as Vanguard Bond Index Fund, Inc. The Trust is registered with the United States Securities and Exchange Commission (the Commission) under the Investment Company Act of 1940 (the 1940
Act) as an open-end, diversified management investment company. It currently offers the following funds and classes of shares:

                       Vanguard Short-Term Bond Index Fund
                   Vanguard Intermediate-Term Bond Index Fund
                       Vanguard Long-Term Bond Index Fund
                    Vanguard Total Bond Market Index Fund--
                   Individual Shares and Institutional Shares

                (INDIVIDUALLY, THE FUND; COLLECTIVELY, THE FUNDS)

The Trust has the ability to offer additional funds or classes of shares. There is no limit on the number of full and fractional shares that the Trust may issue for a single fund or class of shares.

SERVICE PROVIDERS

     CUSTODIAN.  State  Street  Bank and Trust  Company,  225  Franklin  Street,
Boston, Massachusetts 02110 and The Chase Manhattan Bank, N.A., 4 Chase MetroTech Center, Brooklyn, New York 11245 serve as the Funds' custodians. The custodians are responsible for maintaining the Funds' assets and keeping all necessary accounts and records of each Fund's assets.

     INDEPENDENT ACCOUNTANTS. PricewaterhouseCoopers LLP, 30 South 17th Street, Philadelphia, Pennsylvania 19103, serves as the Funds' independent accountants. The accountants audit the Funds' financial statements and provide other related services.

     TRANSFER  AND   DIVIDEND-PAYING   AGENT.  The  Funds'  transfer  agent  and
dividend-paying agent is The Vanguard Group, Inc., 100 Vanguard Boulevard, Malvern, Pennsylvania 19355.


CHARACTERISTICS OF THE TRUST'S SHARES

     RESTRICTIONS ON HOLDING OR DISPOSING OF SHARES. There are no restrictions on the right of shareholders to retain or dispose of the Trust's shares, other than the possible future termination of the Trust or any of its funds. The Trust or any of its funds may be terminated by reorganization into another mutual fund or by liquidation and distribution of the assets of the affected fund. Unless terminated by reorganization or liquidation, the Trust and its funds will continue indefinitely.

     SHAREHOLDER LIABILITY. The Trust is organized under Delaware law, which provides that shareholders of a business trust are entitled to the same limitations of personal liability as shareholders of a corporation organized under Delaware law. Effectively, this means that a shareholder of the Trust will not be personally liable for payment of the Trust's debts except by reason of his or her own conduct or acts. In addition, a shareholder could incur a financial loss on account of a Trust obligation only if the Trust itself had no remaining assets with which to meet such obligation. We believe that the possibility of such a situation arising is extremely remote.

     DIVIDEND RIGHTS. The shareholders of a fund are entitled to receive any dividends or other distributions declared for such fund. No shares have priority or preference over any other shares of the same fund with respect to distributions. Distributions will be made from the assets of a fund, and will be paid ratably to all shareholders of the fund (or class) according to the number of shares of such fund (or class) held by shareholders on the record date. The amount of income dividends per share may vary between separate share classes of the same fund based upon differences in the way that expenses are allocated between share classes pursuant to a multiple class plan.

     VOTING RIGHTS. Shareholders are entitled to vote on a matter if: (i) a shareholder vote is required under the 1940 Act; (ii) the matter concerns an amendment to the Declaration of Trust that would adversely affect to a material degree the rights and preferences of the shares of any class or fund; or (iii) the Trustees determine that it is necessary or desirable to obtain a shareholder vote. The 1940 Act requires a shareholder vote under various circumstances, including to elect or remove Trustees upon the written request of shareholders representing 10% or more of the Trust's net assets, and to change any fundamental policy of the Trust. Shareholders of the Trust receive one vote for each dollar of net asset value owned on the record date, and a fractional vote for each fractional dollar of net asset value owned on the record date. However, only the shares of the fund affected by a particular matter are entitled to vote on that matter. Voting rights are non-cumulative and cannot be modified without a majority vote.

     LIQUIDATION RIGHTS. In the event of liquidation, shareholders will be entitled to receive a pro rata share of the net assets of applicable funds of the Trust.

     PREEMPTIVE RIGHTS. There are no preemptive rights associated with shares of the Funds.

     CONVERSION RIGHTS. Shareholders of the Total Bond Market Index Fund may convert their Individual (or Institutional) Shares into Institutional (or Individual) Shares upon the satisfaction of any then applicable eligibility requirements.

     REDEMPTION PROVISIONS. The Funds' redemption provisions are described in their current prospectuses and elsewhere in this Statement of Additional Information.

     SINKING FUND PROVISIONS. The Trust has no sinking fund provisions.

     CALLS OR ASSESSMENT. The Trust's shares, when issued, are fully paid and non-assessable.

TAX STATUS OF THE TRUST

     Each Fund of the Trust intends to continue to qualify as a ''regulated investment company'' under Subchapter M of the Internal Revenue Code. This special tax status means that a fund will not be liable for federal tax on income and capital gains distributed to shareholders. In order to preserve its tax status, each Fund of the Trust must comply with certain requirements. If the Fund fails to meet these requirements in any taxable year, it will be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, will be taxable to shareholders as ordinary income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before regaining its tax status as a regulated investment company.


                              INVESTMENT POLICIES

     The following policies supplement the investment policies set forth in the Trust's Prospectuses:

     REPURCHASE AGREEMENTS.Each Fund may invest in repurchase agreements with commercial banks, brokers or dealers either for defensive purposes due to market conditions or to generate income from its excess cash balances. A repurchase agreement is an agreement under which a Fund acquires a fixed income security (generally a security issued by the U.S. Government or an agency thereof, a banker's acceptance, or a certificate of deposit) from a commercial bank, broker, or dealer, subject to resale to the seller at an agreed upon price and date (normally, the next business day). A repurchase agreement may be considered a loan collateralized by securities. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by a Fund and is unrelated to the interest rate on the underlying instrument. In these transactions, the securities acquired by a Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and are held by a custodian bank until repurchased. In addition, the Trust's Board of Trustees will monitor each Fund's repurchase agreement transactions generally and will establish guidelines and standards for review by the investment adviser of the creditworthiness of any bank, broker, or dealer party to a repurchase agreement relating to a Fund.

     The use of repurchase agreements involves certain risks. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, a Fund may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the bankruptcy or other laws, a court may determine that the underlying security is collateral for a loan by the Fund not within its control and therefore the realization by the Fund on such collateral may be automatically stayed. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement. While the adviser acknowledges these risks, it is expected that they will be controlled through careful monitoring procedures.

     LENDING OF SECURITIES. Each Fund may lend its investment securities to qualified institutional investors (typically brokers, dealers, banks, or other financial institutions) who need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities, or completing arbitrage operations. By lending its investment securities, a Fund attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. The terms and the structure and the aggregate amount of such loans must be consistent with the 1940 Act, and the Rules or interpretations of the Commission thereunder. These provisions limit the amount of securities a fund may lend to 33/1//3% of the Fund's total assets, and require that (a) the borrower pledge and maintain with the Fund collateral consisting of cash, an irrevocable letter of credit or securities issued or guaranteed by the United States Government having at all times not less than 100% of the value of the securities loaned, (b) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the borrower ''marks to the market'' on a daily basis), (c) the loan be made subject to termination by the Fund at any time, and (d) the Fund receive reasonable interest on the loan (which may include the Fund's investing any cash collateral in interest bearing short-term investments), any distribution on the loaned securities and any increase in their market value. Loan arrangements made by each Fund will comply with all other applicable regulatory requirements, including the rules of the New York Stock Exchange, which presently require the borrower, after notice, to redeliver the securities within the normal settlement time of three business days. All relevant facts and circumstances, including the creditworthiness of the broker, dealer or institution, will be considered in making decisions with respect to the lending of securities, subject to review by the Trust's Board of Trustees.

     At the present time, the staff of the Commission does not object if an investment company pays reasonable negotiated fees in connection with loaned securities, so long as such fees are set forth in a written contract and approved by the investment company's Trustees. In addition, voting rights pass with the loaned securities, but if a material event will occur affecting an investment on loan, the loan must be called and the securities voted.

     VANGUARD INTERFUND LENDING PROGRAM.The Commission has issued an exemptive order permitting the Funds and other Vanguard funds to participate in Vanguard's interfund lending program. This program allows the Vanguard funds to borrow money from and loan money to each other for temporary or emergency purposes. The program is subject to a number of conditions, including the requirement that no fund may borrow or lend money through the program unless it receives a more favorable interest rate than is available from a typical bank for a comparable transaction. In addition, a Vanguard fund may participate in the program only if and to the extent that such participation is consistent with the fund's investment objective and other investment policies. The Boards of Trustees of the Vanguard funds are responsible for ensuring that the interfund lending program operates in compliance with all conditions of the Commission's exemptive order.

     ILLIQUID SECURITIES. Each Fund may invest up to 15% of its net assets in illiquid securities. Illiquid securities are securities that may not be sold or disposed of in the ordinary course of business within seven business days at approximately the value at which they are being carried on the Fund's books.

    Each Fund may invest in restricted, privately placed securities that, under securities laws, may be sold only to qualified institutional buyers. Because these securities can be resold only to qualified institutional buyers or after they have been held for a number of years, they may be considered illiquid securities--meaning that they could be difficult for a Fund to convert to cash if needed.

     If a substantial market develops for a restricted security held by a Fund, it will be treated as a liquid security, in accordance with procedures and guidelines approved by the Board of Trustees. This generally includes securities that are unregistered that can be sold to qualified institutional buyers in accordance with Rule 144A under the Securities Act of 1933. While the Fund's investment adviser determines the liquidity of restricted securities on a daily basis, the Board oversees and retains ultimate responsibility for the adviser's decisions. Several factors that the Board considers in monitoring these decisions include the valuation of a security, the availability of qualified institutional buyers, and the availability of information about the security's issuer.

     FUTURES CONTRACTS AND OPTIONS. Each Fund may enter into futures contracts, options, and options on futures contracts for the purpose of remaining fully invested and reducing transaction costs. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. Futures contracts which are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC), a U.S. Government agency. Assets committed to futures contracts will be segregated to the extent required by law.
     Although futures contracts by their terms call for actual delivery or acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out an open futures position is done by taking an opposite position (buying a contract which has previously been sold, or selling a contract previously purchased) in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract is bought or sold.
     Futures traders are required to make a good faith initial margin deposit in cash or securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. Minimal initial margin requirements are established by the futures exchange and may be changed. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold with deposits that may range upward from less than 5% of the value of the contract being traded. A Fund's initial margin requirement is ordinarily in the form of portfolio securities.
     After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional ''variation'' margin will be required. Conversely, change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Funds expect to earn interest income on their initial margin deposit.
     Traders in futures contracts may be broadly classified as either ''hedgers'' or ''speculators.'' Hedgers use the futures markets primarily to offset unfavorable changes in the value of securities otherwise held for investment purposes or expected to be acquired by them. Speculators are less inclined to own the securities underlying the futures contracts which they trade, and use futures contracts with the expectation of realizing profits from fluctuations in the prices of underlying securities. The Funds intend to use futures contracts for bona fide hedging purposes only.
     Regulations of the CFTC applicable to a Fund require that all of its futures transactions constitute bona fide hedging transactions except to the extent that the aggregate initial margins and premiums required to establish any non-hedging positions do not exceed five percent of the value of the Fund's portfolio. Each Fund will only sell futures contracts to protect securities it owns against price declines or purchase contracts to protect against an increase in the price of securities it intends to purchase. As evidence of this hedging interest, each Fund expects that approximately 75% of its futures contract purchases will be ''completed,'' that is, equivalent amounts of related securities will have been purchased or are being purchased by the Fund upon sale of open futures contracts.
     Although techniques other than the sale and purchase of futures contracts could be used to control the Funds' exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While each Fund will incur commission expenses in both opening and closing out futures positions, these costs are lower than transaction costs incurred in the purchase and sale of the underlying securities.

     RESTRICTIONS ON THE USE OF FUTURES CONTRACTS. A Fund will not enter into futures contract transactions to the extent that, immediately thereafter, the sum of its initial margin deposits on open contracts exceeds 5% of the market value of the Fund's total assets. In addition, a Fund will not enter into futures contracts to the extent that its outstanding obligations to purchase securities under these contracts would exceed 20% of its total assets.

     RISK FACTORS IN FUTURES TRANSACTIONS. Positions in futures contracts may be closed out only on an Exchange which provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, a Fund may be required to make delivery of the instruments underlying futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on the ability to effectively hedge.
     A Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures which are traded on national futures exchanges and for which there appears to be a liquid secondary market.
     The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract. However, because the futures strategies of a Fund are engaged in only for hedging purposes, the Adviser does not believe that the Funds are subject to the risks of loss frequently associated with futures transactions. A Fund would presumably have sustained comparable losses if, instead of the futures contract, it had invested in the underlying financial instrument and sold it after the decline.
     Utilization of futures transactions by a Fund does involve the risk of imperfect or no correlation where the securities underlying futures contracts have different maturities than the portfolio securities being hedged. It is also possible that a Fund could both lose money on futures contracts and also experience a decline in value of its portfolio securities. There is also the risk of loss by each Fund of margin deposits in the event of bankruptcy of a broker with whom a Fund has an open position in a futures contract or related option.
     Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of future positions and subjecting some futures traders to substantial losses.


     FEDERAL TAX TREATMENT OF FUTURES CONTRACTS. Each Fund is required for Federal income tax purposes to recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts as of the end of the year as well as those actually realized during the year. In these cases, any gain or loss recognized with respect to a futures contract is considered to be 60% long-term capital gain or loss and 40% short-term capital gain or loss, without regard to the holding period of the contract. Gains and losses on certain other futures contracts (primarily non-U.S. futures contracts) are not recognized until the contracts are closed and treated as long-term or short-term depending on the holding period of the contract. Sales of futures contracts which are intended to hedge against a change in the value of securities held by a Fund may affect the holding period of such securities and, consequently, the nature of the gain or loss on such securities upon disposition. A Fund may be required to defer the recognition of losses on futures contracts to the extent of any unrecognized gains on related positions held by the Fund.
     In order for a Fund to continue to qualify for Federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income; i.e., dividends, interest, income derived from loans of securities, gains from the sale of securities or of foreign currencies, or other income derived with respect to a Fund's business of investing in securities or currencies. It is anticipated that any net gain recognized on futures contracts will be considered qualifying income for purposes of the 90% requirement.
     A Fund will distribute to shareholders annually any net capital gains which have been recognized for Federal income tax purposes on futures transactions. Such distributions will be combined with distributions of capital gains realized on the Fund's other investments and shareholders will be advised on the nature of the transactions.


     FEDERAL TAX TREATMENT OF NON U.S. TRANSACTIONS. Special rules govern the Federal income tax treatment of certain transactions denominated in terms of a currency other than the U.S. dollar or determined by reference to the value of one or more currencies other than the U.S. dollar. The types of transactions covered by the special rules include the following: (i) the acquisition of, or becoming the obligor under, a bond or other debt instrument (including, to the extent provided in Treasury regulations, preferred stock); (ii) the accruing of certain trade receivables and payables; and (iii) the entering into or acquisition of any forward contract, futures contract, option or similar financial instrument if such instrument is not marked to market. The disposition of a currency other than the U.S. dollar by a taxpayer whose functional currency is the U.S. dollar is also treated as a transaction subject to the special currency rules. However, foreign currency-related regulated futures contracts and nonequity options are generally not subject to the special currency rules if they are or would be treated as sold for their fair market value at year-end under the marking-to-market rules applicable to other futures contracts unless an election is made to have such currency rules apply. With respect to transactions covered by the special rules, foreign currency gain or loss is calculated separately from any gain or loss on the underlying transaction and is normally taxable as ordinary income or loss. A taxpayer may elect to treat as capital gain or loss foreign currency gain or loss arising from certain identified forward contracts, futures contracts and options that are capital assets in the hands of the taxpayer and which are not part of a straddle. The Treasury Department issued regulations under which certain transactions subject to the special currency rules that are part of a "section 988 hedging transaction" (as defined in the Internal Revenue Code of 1986, as amended, and the Treasury regulations) will be intergrated and treated as a single transaction or otherwise treated consistently for purposes of the Code. Any gain or loss attributable to the foreign currency component of a transaction engaged in by a Fund which is not subject to the special currency rules (such as foreign equity investments other than certain preferred stocks) will be treated as capital gain or loss and will not be segregated from the gain or loss on the underlying transaction. It is anticipated that some of the non-U.S. dollar-denominated investments and foreign currency contracts the Funds may make or enter into will be subject to the special currency rules described above.



                       FUNDAMENTAL INVESTMENT LIMITATIONS

     Each Fund of the Trust is subject to the following fundamental investment limitations, which cannot be changed in any material way without the approval of the holders of a majority of the affected Fund's shares. For these purposes, a ''majority'' of a Fund's shares means shares representing the lesser of: (i) 67% or more of the votes cast to approve a change, so long as shares representing more than 50% of the Fund's net asset value are present or represented by proxy; or (ii) more than 50% of a Fund's net asset value.

     BORROWING. Each Fund may not borrow money, except for temporary or emergency purposes in an amount not exceeding 15% of the Fund's net assets. Each Fund may borrow money through banks, reverse repurchase agreements, or Vanguard's interfund lending program only, and must comply with all applicable regulatory conditions. Each Fund may not make any additional investments whenever its outstanding borrowings exceed 5% of net assets.

     COMMODITIES. Each Fund may not invest in commodities, except that it may invest in futures contracts and options transactions. No more than 5% of a Fund's total assets may be used as initial margin deposit for futures contracts, and no more than 20% of the Fund's total assets may be invested in futures contracts or options at any time.

     DIVERSIFICATION. Each Fund may not: (i) purchase more than 5% of the outstanding voting securities of any one issuer, or (ii) purchase securities of any issuer if, as a result, more than 5% of the Fund's total assets would be invested in that issuer's securities. This limitation does not apply to obligations of the United States Government, its agencies, or instrumentalities.

     ILLIQUID SECURITIES. Each Fund may not acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid.

     INVESTING FOR CONTROL. Each Fund may not invest in a company for the purpose of controlling its management.

     INVESTMENT COMPANIES. Each Fund may not invest in any other investment company, except through a merger, consolidation or acquisition of assets, or to the extent permitted by Section 12 of the 1940 Act. Investment companies whose shares a Fund acquires pursuant to Section 12 must have investment objectives and investment policies consistent with those of the Fund.

     LOANS. Each Fund may not lend money to any person except by purchasing fixed income securities that are publicly distributed or customarily purchased by institutional investors, by entering into repurchase agreements, by lending its portfolio securities, or through Vanguard's interfund lending program.

     MARGIN. Each Fund may not purchase securities on margin or sell securities short, except as permitted by the Funds' investment policies relating to commodities.

     OIL, GAS, MINERALS. Each Fund may not invest in interests in oil, gas or other mineral exploration or development programs.

     PLEDGING ASSETS. Each Fund may not pledge, mortgage or hypothecate more than 15% of its net assets.

     REAL ESTATE. Each Fund may not invest directly in real estate, although it may invest in securities of companies that deal in real estate and bonds secured by real estate.

     SENIOR SECURITIES. Each Fund may not issue senior securities.

     UNDERWRITING. Each Fund may not engage in the business of underwriting securities issued by other persons. Each Fund will not be considered an underwriter when disposing of its investment securities.

     The investment limitations set forth above are considered at the time investment securities are purchased. If a percentage restriction is adhered to at the time the investment is made, a later increase in percentage resulting from a change in the market value of assets will not constitute a violation of such restriction.

     None of these limitations prevents a Fund from participating in The Vanguard Group, Inc. (Vanguard). As a member of The Vanguard Group of Investment Companies, the Trust may own securities issued by Vanguard, make loans to Vanguard, and contribute to Vanguard's costs or other financial requirements. See ''Management of the Trust'' for more information.


                             YIELD AND TOTAL RETURN


SEC YIELD

     Yield is the net annualized yield based on a specified 30-day (or one month) period assuming semiannual compounding of income. Yield is calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                          YIELD = 2[((A-B)/CD+1)6-1]

  Where:

          a  = dividends and interest earned during the period.
          b  = expenses accrued for the period (net of
               reimbursements).
          c  = the average daily number of shares outstanding during the period that were entitled to receive dividends.
          d = the maximum offering price per share on the last day of the period.


     The yield* of each Fund of the Trust for the 30-day period ended December 31, 1999 was as follows:


     Short-Term Bond Index........................ 6.53%
     Intermediate-Term Bond Index................. 7.04%
     Long-Term Bond Index......................... 7.15%
     Total Bond Market Index Individual Shares.... 6.85%
     Total Bond Market Index Institutional Shares. 6.95%


  *Yield is calculated daily

AVERAGE ANNUAL AFTER-TAX TOTAL RETURN QUOTATION

We calculate the Fund's average annual after-tax total return by finding the average annual compounded rate of return over the 1-, 5-, and 10-year periods that would equate the initial amount invested to the after-tax value, according to the following formulas:

After-tax return:

                                P (1+T) N  = ATV


  Where:

          P  =  a hypothetical initial payment of $1,000
          T = average annual after-tax total return n = number of years
          ATV = after-tax value at the end of the 1-, 5-, or 10-year periods of a hypothetical $1,000 payment made at the beginning of the time period, assuming no liquidation of the investment at the end of the measurement periods.
Instructions.

1. Assume all distributions by the Fund are reinvested--less the taxes due on such distributions--at the price on the reinvestment dates during the period. Adjustments may be made for subsequent re-characterizations of distributions.

2. Calculate the taxes due on distributions by the Fund by applying the highest federal marginal tax rates to each component of the distributions on the reinvestment date (e.g., ordinary income, short-term capital gain, long-term capital gain, etc.). For periods after December 31, 1997, the federal marginal tax rates used for the calculations are 39.6% for ordinary income and short-term capital gains and 20% for long-term capital gains. Note that the applicable tax rates may vary over the measurement period. Assume no taxes are due on the portions of any distributions classified as exempt interest or non-taxable (i.e., return of capital). Ignore any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes).

3. Include all recurring fees that are charged to all shareholder accounts. For any account fees that vary with the size of the account, assume an account size equal to the Fund's mean (or median) account size. Assume that no additional taxes or tax credits result from any redemption of shares required to pay such fees.

4.   State the total return quotation to the nearest hundredth of one percent.

CUMULATIVE TOTAL RETURN

Cumulative total return is the cumulative rate of return on a hypothetical initial investment of $1,000 for a specified period. Cumulative total return quotations reflect changes in the price of the Fund's shares and assume that all dividends and capital gains distributions during the period were reinvested in Fund shares. Cumulative total return is calculated by finding the cumulative rates of a return of a hypothetical investment over such periods, according to the following formula (cumulative total return is then expressed as a percentage):

                                 C = (ERV/P)-1

  Where:

          C   = cumulative total return
          P   = a hypothetical initial investment of $1,000
          ERV = ending redeemable value: ERV is the value, at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.

                               PURCHASE OF SHARES


     The Trust reserves the right in its sole discretion (i) to suspend the offerings of its shares, (ii) to reject purchase orders when in the judgment of management such rejection is in the best interest of the Trust, and (iii) to reduce or waive the minimum investment for or any other restrictions on initial and subsequent investments for certain fiduciary accounts or under circumstances where certain economies can be achieved in sales of a Fund's shares.

     The Trust reserves the right to deduct a portfolio transaction fee from purchases of the shares of each Fund. Fees will not be charged on any investment where the aggregate balance is expected to be less than $250 million for the Total Bond Market Index Fund; $50 million for the Short-Term Bond Index Fund; $50 million for the Intermediate-Term Bond Index Fund; and $10 million for the Long-Term Bond Index Fund. Fees may be charged on the entire lump-sum purchase for transactions that exceed or are expected to exceed over the next twelve months the amount indicated for each Fund if such purchases are reasonably deemed to be disruptive to efficient portfolio management. Lump-sum purchases exceeding the indicated amount for each Fund may be considered disruptive, for example, if the portfolio manager incurs significant transaction costs in purchasing portfolio securities needed to match the investment performance of the respective benchmark index. If such purchases can be offset by redemptions of shares by other shareholders, such fee may be waived or reduced. A prospective investor may determine whether a fee will be charged by calling his/her client representative or plan sponsor in advance of his/her purchase. The fee, if imposed, will be 0.18% for the Total Bond Market Index Fund; 0.23% for the Intermediate-Term Bond Index Fund; 0.15% for the Short-Term Bond Index Fund; and 0.21% for the Long-Term Bond Index Fund. The fees are based on the portfolio manager's estimate of transaction costs, which depends on the types of securities in which each Fund invests.


                              REDEMPTION OF SHARES

     The Trust may suspend redemption privileges or postpone the date of payment
(i) during any period that the New York Stock Exchange is closed, or trading on the Exchange is restricted as determined by the Commission, (ii) during any period when an emergency exists as defined by the Commission as a result of which it is not reasonably practicable for a Fund to dispose of securities owned by it, or fairly to determine the value of its assets, and (iii) for such other periods as the Commission may permit.

     The Fund has made an election with the Commission to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of the net assets of the Fund at the beginning of such period.



                                  SHARE PRICE

     Each Fund's share price, or ''net asset value'' per share, is calculated by dividing the total assets of the Fund, less all liabilities, by the total number of shares outstanding except for the Total Bond Market Index Fund whereby net asset value is calculated by dividing the net assets attributed to each share class by the total number of shares outstanding for each share class. The net asset value is determined as of the close of the New York Stock Exchange (the Exchange, generally 4:00 p.m. Eastern time) on each day that the Exchange is open for trading.

     Short term instruments (those with remaining maturities of 60 days or less) may be valued at cost, plus or minus any amortized discount or premium, which approximates market value.

     Bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service may be determined without regard to bid or last sale prices of each security, but take into account institutional-size transactions in similar groups of securities as well as any developments related to specific securities.

     Other assets and securities for which no quotations are readily available or which are restricted as to sale (or resale) are valued by such methods as the Board of Trustees deems in good faith to reflect fair value.

     The share price for each Fund can be found daily in the mutual fund listings of most major newspapers under the heading ''Vanguard Index Funds.''

                            MANAGEMENT OF THE FUNDS


OFFICERS AND TRUSTEES

     The Officers of the Trust manage its day-to-day operations and are responsible to the Trust's Board of Trustees. The Trustees set broad policies for the Trust and choose its Officers. The following is a list of the Trustees and Officers of the Trust and a statement of their present positions and principal occupations during the past five years. As a group, the Trust's Trustees and Officers own less than 1% of the outstanding shares of each Fund of the Trust. Each Trustee also serves as a Director of The Vanguard Group, Inc., and as a Trustee of each of the 103 funds administered by Vanguard (102 in the case of Mr. Malkiel and 93 in the case of Mr. MacLaury). The mailing address of the Trustees and Officers of the Trust is Post Office Box 876, Valley Forge, Pennsylvania 19482.

JOHN J. BRENNAN, (DOB: 7/29/1954) Chairman, Chief Executive Officer, and
Trustee*
Chairman, Chief Executive Officer and Director of The Vanguard Group, Inc., and Trustee of each of the investment companies in The Vanguard Group.

JOANN HEFFERNAN HEISEN, (DOB: 1/25/1950) Trustee
Vice President, Chief Information Officer, and member of the Executive Committee of Johnson and Johnson (Pharmaceuticals/Consumer Products); Director of Johnson & Johnson*MERCK Consumer Pharmaceuticals Co., Women First HealthCare, Inc. (Research and Education Institution), Recording for the Blind and Dyslexic, The Medical Center at Princeton, and Women's Research and Education Institute.

BRUCE K. MACLAURY, (DOB: 5/7/1931) Trustee
President Emeritus of The Brookings Institution (Independent Non-Partisan Research Organization); Director of American Express Bank, Ltd., The St. Paul Companies, Inc. (Insurance and Financial Services), and National Steel Corp.

BURTON G. MALKIEL, (DOB: 8/28/1932) Trustee
Chemical Bank Chairman's Professor of Economics, Princeton University; Director of Prudential Insurance Co. of America, Banco Bilbao Gestinova, Baker Fentress & Co. (Investment Management), The Jeffrey Co. (Holding Company), and Southern New England Telecommunications Co.

ALFRED M. RANKIN, JR., (DOB: 10/8/1941) Trustee
Chairman, President, Chief Executive Officer, and Director of NACCO Industries (Machinery/Coal/ Appliances); Director of The BFGoodrich Co. (Aircraft Systems/Manufacturing/Chemicals), and The Standard Products Co. (Rubber Products Company).

JOHN C. SAWHILL, (DOB: 6/12/1936) Trustee
President and Chief Executive Officer of The Nature Conservancy (Non-Profit Conservation Group); Director of Pacific Gas and Electric Co., Procter & Gamble Co., NACCO Industries (Machinery/ Coal/ Appliances), and Newfield Exploration Co. (Energy); formerly, Director and Senior Partner of McKinsey & Co., and President of New York University.

JAMES O. WELCH, JR., (DOB: 5/13/1931) Trustee
Retired Chairman of Nabisco Brands, Inc. (Food Products); retired Vice Chairman and Director of RJR Nabisco (Food and Tobacco Products); Director of TECO Energy, Inc., and Kmart Corp.

J. LAWRENCE WILSON, (DOB: 3/2/1936) Trustee
Chairman and Chief Executive Officer of Rohm & Haas Co. (Chemicals); Director of Cummins Engine Co. (Diesel Engine Company), The Mead Corp. (Paper Products), and AmeriSource Health Corp.; and Trustee of Vanderbilt University.

RAYMOND J. KLAPINSKY, (DOB:12/7/1938) Secretary*
Managing Director of the Vanguard Group, Inc.; Secretary of The Vanguard Group, Inc. and of each of the investment companies in The Vanguard Group.

THOMAS J. HIGGINS, (DOB: 5/21/1957) Treasurer*
Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies in The Vanguard Group.

ROBERT D. SNOWDEN, (DOB: 9/4/1961) Controller*
Principal of The Vanguard Group, Inc.; Controller of each of the investment companies in The Vanguard Group.

___________
*Officers of the Trust are ''interested persons'' as defined in the 1940 Act.

THE VANGUARD GROUP
     The Trust is a member of The Vanguard Group of Investment Companies which consists of more than 35 investment companies (the Trusts). Through their jointly-owned subsidiary, The Vanguard Group, Inc. (Vanguard), the Trust and the other Trusts in The Vanguard Group obtain at cost virtually all of their corporate management, administrative, and distribution services. Vanguard also provides investment advisory services on an at-cost basis to several of the Vanguard Trusts.

     Vanguard employs a supporting staff of management and administrative personnel needed to provide the requisite services to the Trusts and also furnishes the Trusts with necessary office space, furnishings, and equipment. Each Trust pays its share of Vanguard's total expenses which are allocated among the Trusts under methods approved by the Trustees of each Trust. In addition, each Trust bears its own direct expenses such as legal, auditing, and custodian fees.

     The Trust's Officers are also Officers and employees of Vanguard. No Officer or employee is permitted to own any securities of any external adviser for the Trusts.

     Vanguard has adopted a Code of Ethics designed to prevent employees who may have access to nonpublic information about the trading activities of the Funds (access persons) from profiting from that information. The Code permits access persons to invest in securities for their own accounts, including securities that may be held by the Fund, but places substantive and procedural restrictions on their trading activities. For example, the Code requires that access persons of the Fund receive advance approval for every securities trade to ensure that there is no conflict with the trading activities of the Fund.

     Vanguard was established and operates under an Amended and Restated Funds' Service Agreement which was approved by the shareholders of each of the Trusts. The amounts which each of the Trusts has invested are adjusted from time to time in order to maintain the proportionate relationship between each Trust's relative net assets and its contribution to Vanguard's capital. At December 31, 1999, each Fund had contributed capital to Vanguard representing 0.02% of each Fund's net assets. The total amount contributed by the Trust was $3,180,000, which represented 3.2% of Vanguard's capitalization. The Amended and Restated Funds' Service Agreement provides as follows: (a) each Vanguard Trust may be called upon to invest up to .40% of its assets in Vanguard; and (b) there is no other limitation on the dollar amount that each Vanguard Trust may contribute to Vanguard's capitalization.

     MANAGEMENT. Corporate management and administrative services include: (1) executive staff; (2) accounting and financial; (3) legal and regulatory; (4) shareholder account maintenance; (5) monitoring and control of custodian relationships; (6) shareholder reporting; and (7) review and evaluation of advisory and other services provided to the Vanguard Trusts by third parties. During the last three years, the Funds' allocated shares of Vanguard's actual net costs of operation relating to management and administrative services (including transfer agency) were:


FUND                                              1997        1998         1999
----                                              ----        ----         ----
Total Bond Market Investor Shares......     $5,892,000  $9,859,000  $14,164,000
Total Bond Market Institutional Shares.        617,000     989,000    1,842,000
Short-Term Bond........................        611,000     878,000    1,530,000
Intermediate-Term Bond.................        801,000   1,411,000    2,164,000
Long-Term Bond.........................         62,000     207,000      419,000


     DISTRIBUTION. Vanguard Marketing Corporation, a wholly-owned subsidiary of The Vanguard Group, Inc., provides all distribution and marketing activities for the Trusts in the Group. The principal distribution expenses are for advertising, promotional materials, and marketing personnel. Distribution services may also include organizing and offering to the public, from time to time, one or more new investment companies which will become members of The Vanguard Group. The Trustees and Officers of Vanguard determine the amount to be spent annually on distribution activities, the manner and amount to be spent on each Trust, and whether to organize new investment companies.

     One half of the distribution expenses of a marketing and promotional nature is allocated among the Vanguard funds based upon relative net assets. The remaining one half of those expenses is allocated among the Trusts based upon each Trust's sales for the preceding 24 months relative to the total sales of the Trusts as a Group, provided, however, that no Trust's aggregate quarterly rate of contribution for distribution expenses of a marketing and promotional nature shall exceed 125% of the average distribution expense rate for The Vanguard Group, and that no Trust shall incur annual distribution expenses in excess of .20 of 1% of its average month-end net assets. During the last three years, the Funds incurred the following approximate amounts of The Vanguard Group's distribution and marketing expenses.



FUND                                             1997        1998        1999
----                                             ----        ----        ----
Total Bond Market Investor Shares......    $1,136,000  $1,699,000  $1,750,000
Total Bond Market Institutional Shares.       376,000     561,000     555,000
Short-Term Bond........................       124,000     168,000     178,000
Intermediate-Term Bond.................       172,000     242,000     244,000
Long-Term Bond.........................        16,000      33,000      50,000


     INVESTMENT ADVISORY SERVICES. Vanguard also provides investment advisory services to several Vanguard Trusts including this Trust. These services are provided on an at-cost basis from a money management staff employed directly by Vanguard. The compensation and other expenses of this staff are paid by the Funds and Trusts utilizing these services. During the last three years, the Funds incurred the following approximate amounts of Vanguard's expenses relating to investment advisory services.




FUND                                             1997        1998        1999
----                                             ----        ----        ----
Total Bond Market Investor Shares......      $583,000    $757,000  $1,079,000
Total Bond Market Institutional Shares.       181,000     227,000     351,000
Short-Term Bond........................        60,000      69,000     113,000
Intermediate-Term Bond.................        81,000     106,000     163,000
Long-Term Bond....................... .         8,000      16,000      33,000


TRUSTEE COMPENSATION

     The same individuals serve as Trustees of all Vanguard Trusts (with two exceptions, which are noted in the table appearing below), and each Trust pays a proportionate share of the Trustees' compensation. The Trusts employ their officers on a shared basis, as well. However, officers are compensated by The Vanguard Group, Inc., not the Trusts.

     INDEPENDENT    TRUSTEES.    The   Trusts   compensate   their   independent
Trustees--that  is, the ones who are not also  officers of the  Trust--in  three ways:
 .    The  independent  Trustees  receive an annual fee for their  service to the
     Trusts, which is subject to reduction based on absences from scheduled Board meetings.
 .    The  independent  Trustees are reimbursed for the travel and other expenses that they incur in attending Board meetings.
 .    Upon retirement,  the independent  Trustees receive an aggregate annual fee of $1,000 for each year served on the Board, up to fifteen years of service. This annual fee is paid for ten years following retirement or until each Trustee's death.

     ''INTERESTED'' TRUSTEES. The Trusts' interested Trustees--Messrs. Bogle and Brennan--receive no compensation for their service in that capacity. However, they are paid in their role as officers of The Vanguard Group, Inc.

     COMPENSATION TABLE. The following table provides compensation details for each of the Trustees. We list the amounts paid as compensation and accrued as retirement benefits by the Trust for each Trustee. In addition, the table shows the total amount of benefits that we expect each Trustee to receive from all Vanguard Trusts upon retirement, and the total amount of compensation paid to each Trustee by all Vanguard Trusts.

                           VANGUARD BOND INDEX FUNDS
                               COMPENSATION TABLE


                                                         PENSION OR
                                                         RETIREMENT                         TOTAL
                                                          BENEFITS                      COMPENSATION
                                          AGGREGATE      ACCRUED AS       ESTIMATED       FROM ALL
                                        COMPENSATION   PART OF THESE       ANNUAL         VANGUARD
                                         FROM THIS        FUNDS         BENEFITS UPON   FUNDS PAID TO
     NAMES OF TRUSTEES                     FUND(1)       EXPENSES(1)      RETIREMENT      TRUSTEES(2)
-----------------------------------------------------------------------------------------------------
John C. Bogle(3) ....................       None           None              None            None
John J. Brennan .....................       None           None              None            None
JoAnn Heffernan Heisen ..............       $2,444         $135           $15,000         $80,000
Bruce K. MacLaury ...................       $2,532         $228           $12,000         $75,000
Burton G. Malkiel ...................       $2,462         $223           $15,000         $80,000
Alfred M. Rankin, Jr. ...............       $2,444         $163           $15,000         $80,000
John C. Sawhill .....................       $2,444         $207           $15,000         $80,000
James O. Welch, Jr. .................       $2,444         $238           $15,000         $80,000
J. Lawrence Wilson ..................       $4,430         $172           $15,000         $80,000



(1) The amounts shown in this column are based on the Funds' fiscal year ended October 31, 1999.
(2) The amounts reported in this column reflect the total compensation paid to each Trustee for his or her service as Trustee of 103 funds (102 in the case of Mr. Malkiel; 93 in the case of Mr. MacLaury) for the 1999 calendar year.
(3)  Mr. Bogle has retired from the Funds' Board, effective December 31, 1999.

                             PORTFOLIO TRANSACTIONS

HOW TRANSACTIONS ARE AFFECTED

     The types of securities in which the Funds invest are generally purchased and sold through principal transactions, meaning that the Funds normally purchase securities directly from the issuer or a primary market-maker acting as principal for the securities on a net basis. Explicit brokerage commissions are not paid on these transactions, although the purchase price for securities usually includes an undisclosed compensation. Purchases from underwriters of securities typically include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers typically include a dealer's mark-up (i.e., a spread between the bid and the asked prices). During the fiscal years ended December 31, 1997, 1998, and 1999, the Funds did not pay any explicit brokerage commissions.

HOW BROKERS AND DEALERS ARE SELECTED
     Vanguard's Fixed Income Group (the Group) chooses brokers or dealers to handle the purchase and sale of the Funds' securities, and is responsible for getting the best available price and most favorable execution for all transactions. When the Funds purchase a newly issued security at a fixed price, the Group may designate certain members of the underwriting syndicate to receive compensation associated with that transaction. Certain dealers have agreed to rebate a portion of such compensation directly to the Funds to offset their management expenses. The Group is required to seek best execution of all transactions and is not authorized to pay a higher brokerage commission solely on account of the receipt of research or other services.


HOW THE REASONABLENESS OF BROKERAGE COMMISSIONS IS EVALUATED
     As previously explained, the types of securities that the Funds purchase do not normally involve the payment of explicit brokerage commissions. If any such brokerage commissions are paid, however, the Group will evaluate their reasonableness by considering: (a) historical commission rates; (b) rates which other institutional investors are paying, based upon publicly available information; (c) rates quoted by brokers and dealers; (d) the size of a particular transaction, in terms of the number of shares, dollar amount, and number of clients involved; (e) the complexity of a particular transaction in terms of both execution and settlement; (f) the level and type of business done with a particular firm over a period of time; and (g) the extent to which the broker or dealer has capital at risk in the transaction.



                              COMPARATIVE MEASURES


     Vanguard may use reprinted material discussing The Vanguard Group, Inc. or any of the member trusts of The Vanguard Group of Investment Companies. Each of the investment company members, including Vanguard Bond Index Funds, may from time to time, use one or more of the following unmanaged indexes for comparative performance purposes.

STANDARD & POOR'S 500 COMPOSITE STOCK PRICE INDEX--includes stocks selected by Standard & Poor's Index Committee to include leading companies in leading industries and to reflect the U.S. stock market.

STANDARD & POOR'S MIDCAP 400 INDEX--is composed of 400 medium sized domestic stocks.

STANDARD & POOR'S SMALLCAP 600/BARRA VALUE INDEX--contains stocks of the S&P SmallCap 600 Index which have a lower than average price-to-book ratio.

STANDARD & POOR'S SMALLCAP 600/BARRA GROWTH INDEX--contains stocks of the S&P SmallCap 600 Index which have a higher than average price-to-book ratio.

RUSSELL 1000 VALUE INDEX--consists of the stocks in the Russell 1000 Index (comprising the 1,000 largest U.S.-based companies measured by total market capitalization) with the lowest price-to-book ratios, comprising 50% of the market capitalization of the Russell 1000.

WILSHIRE  5000  EQUITY   INDEX--consists   of  more  than  7,000  common  equity
securities, covering all stocks in the U.S. for which daily pricing is available.

WILSHIRE 4500 EQUITY INDEX--consists of all stocks in the Wilshire 5000 except for the 500 stocks in the Standard and Poor's 500 Index.

RUSSELL 3000 STOCK INDEX--a diversified portfolio of approximately 3,000 common stocks accounting for over 90% of the market value of publicly-traded stocks in the U.S.

RUSSELL 2000 STOCK INDEX--a subset of approximately 2,000 of the smallest stocks contained in the Russell 3000, a widely-used benchmark for small capitalization common stocks.

MORGAN STANLEY CAPITAL INTERNATIONAL EAFE INDEX--is an arithmetic, market value-weighted average of the performance of over 900 securities listed on the stock exchanges of countries in Europe, Australia, Asia and the Far East.

GOLDMAN SACHS 100 CONVERTIBLE BOND INDEX--currently includes 71 bonds and 29 preferreds. The original list of names was generated by screening for convertible issues of $100 million or greater in market capitalization. The index is priced monthly.

SALOMON BROTHERS GNMA INDEX--includes pools of mortgages originated by private lenders and guaranteed by the mortgage pools of the Government National Mortgage Association.

SALOMON BROTHERS HIGH-GRADE CORPORATE BOND INDEX--consists of publicly-issued, non-convertible corporate bonds rated Aa or Aaa. It is a value-weighted, total return index, including approximately 800 issues with maturities of 12 years or greater.

LEHMAN LONG-TERM TREASURY BOND INDEX--is a market weighted index that contains individually priced U.S. Treasury securities with maturities of 10 years or greater.

MERRILL LYNCH CORPORATE & GOVERNMENT BOND INDEX--consists of over 4,500 U.S. Treasury, agency and investment grade corporate bonds.

LEHMAN CORPORATE (BAA) BOND INDEX--all publicly-offered fixed-rate, nonconvertible domestic corporate bonds rated Baa by Moody's, with a maturity longer than 1 year and with more than $100 million outstanding. This index includes over 1,500 issues.

LEHMAN BROTHERS LONG-TERM CORPORATE BOND INDEX--is a subset of the Lehman Corporate Bond Index covering all corporate, publicly issued, fixed-rate, nonconvertible U.S. debt issues rated at least Baa, with at least $100 million principal outstanding and maturity greater than 10 years.

BOND BUYER MUNICIPAL BOND INDEX--is a yield index on current coupon high-grade general obligation municipal bonds.

STANDARD & POOR'S PREFERRED INDEX--is a yield index based upon the average yield for four high-grade, non-callable preferred stock issues.

NASDAQ INDUSTRIAL INDEX--is composed of more than 3,000 industrial issues. It is a value-weighted index calculated on price change only and does not include income.

COMPOSITE  INDEX--70%  Standard  & Poor's  500 Index and 30%  NASDAQ  Industrial
Index.

COMPOSITE INDEX--65% Standard & Poor's 500 Index and 35% Lehman Brothers Corporate A or Better Bond Index.

COMPOSITE INDEX--65% Lehman Brothers Long-Term Corporate AA or Better Bond Index and a 35% weighting in a blended equity composite (75% Standard & Poor's/BARRA Value Index, 12.5% Standard & Poor's Utilities Index and 12.5% Standard & Poor's Telephone Index).

LEHMAN BROTHERS  LONG-TERM  CORPORATE AA OR BETTER BOND  INDEX--consists  of all
publicly    issued,    fixed    rate,     nonconvertible    investment    grade,
dollar-denominated, SEC-registered corporate debt rated AA or AAA.

LEHMAN BROTHERS AGGREGATE BOND INDEX--is a market-weighted index that contains individually priced U.S. Treasury, agency, corporate, and mortgage pass-through securities corporate rated BBB- or better. The Index has a market value of over $5 trillion.

LEHMAN BROTHERS CORPORATE A OR BETTER BOND INDEX--consists of all publicly issued, investment grade corporate bonds rated A or better, of all maturity levels.

LEHMAN BROTHERS MUTUAL FUND SHORT (1-5) GOVERNMENT/CORPORATE INDEX--is a market-weighted index that contains individually priced U.S. Treasury, agency, and corporate investment grade bonds rated BBB- or better with maturities between 1 and 5 years. The index has a market value of over $1.6 trillion.

LEHMAN BROTHERS MUTUAL FUND INTERMEDIATE (5-10) GOVERNMENT/CORPORATE INDEX--is a market-weighted index that contains individually priced U.S. Treasury, agency, and corporate securities rated BBB- or better with maturities between 5 and 10 years. The index has a market value of over $800 billion.

LEHMAN BROTHERS LONG (10+) GOVERNMENT/CORPORATE INDEX--is a market-weighted index that contains individually priced U.S. Treasury, agency, and corporate securities rated BBB- or better with maturities greater than 10 years. The index has a market value of over $1.1 trillion.

LIPPER SMALL COMPANY GROWTH FUND AVERAGE--the average performance of small company growth funds as defined by Lipper Inc. Lipper defines a small company growth fund as a fund that by prospectus or portfolio practice, limits its investments to companies on the basis of the size of the company. From time to time, Vanguard may advertise using the average performance and/or the average expense ratio of the small company growth funds. (This fund category was first established in 1982. For years prior to 1982, the results of the Lipper Small Company Growth category were estimated using the returns of the Funds that constituted the Group at its inception.)

LIPPER BALANCED FUND AVERAGE--an industry benchmark of average balanced funds with similar investment objectives and policies, as measured by Lipper Inc.

LIPPER NON-GOVERNMENT MONEY MARKET FUND AVERAGE--an industry benchmark of average non-government money market funds with similar investment objectives and policies, as measured by Lipper Inc.

LIPPER GOVERNMENT MONEY MARKET FUND AVERAGE--an industry benchmark of average government money market funds with similar investment objectives and policies, as measured by Lipper Inc.

LIPPER GENERAL EQUITY FUND AVERAGE--an industry benchmark of average general equity funds with similar investment objectives and policies, as measured by Lipper Inc.

LIPPER FIXED INCOME FUND AVERAGE--an industry benchmark of average fixed income funds with similar investment objectives and policies, as measured by Lipper Inc.

                              FINANCIAL STATEMENTS

     The Funds' financial statements as of and for the year ended December 31, 1999, appearing in the Vanguard Bond Index Funds' 1999 Annual Report to Shareholders, and the report thereon of PricewaterhouseCoopers LLP, independent accountants, also appearing therein, are incorporated by reference in this Statement of Additional Information. For a more complete discussion of the Funds' performance, please see the Trust's 1999 Annual Report to Shareholders, which may be obtained without charge.


                     APPENDIX--DESCRIPTION OF BOND RATINGS

     The Trust will invest primarily in investment grade bonds (i.e., those rated at least Baa3 by Moody's Investors Service, Inc. or those rated BBB- by Standard & Poor's Corporation.) In the event that a Bond held by the Trust is downgraded, the adviser, may continue to hold such bond. Excerpts from Moody's Investors Service, Inc. description of its four highest bond ratings:

     AAA--judged to be the best quality by all standards. Together with the AA group they comprise what are generally known as high grade bonds; A--possess many favorable investment attributes and are to be considered as ''upper medium grade obligations''; BAA--considered as medium grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Moody's also supplies numerical indicators 1, 2, and 3 to rating categories. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and 3 indicates a ranking toward the lower end of that generic rating category.

     Excerpts from Standard & Poor's Corporation description of its four highest bond ratings:

     AAA--highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong; AA--also qualify as investment grade obligations, a very strong capacity to pay interest and repay principal and differs from AAA--issues only in small degree; A--regarded as upper medium grade. It has a strong capacity to pay interest and repay principal although it is somewhat susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories; BBB--regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

     Standard & Poor's applies indicators ''+'', no character, and ''-'' to its rating categories. The indicators show relative standing within the major rating categories.

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                                                              SAI084-04/28/2000


                                      B-18